As Filed With The Securities And Exchange Commission on July 7, 2003

                                                      Registration Nos. 33-80195
                                                                        811-9142

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
       Pre-Effective Amendment No                                       [ ]

       Post-Effective Amendment No. 26                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
       Amendment No. 25                                                 [X]

                        (Check appropriate box or boxes.)

                         THE NAVELLIER PERFORMANCE FUNDS
               (Exact name of registrant as specified in charter)

One East Liberty, Third Floor

Reno, Nevada                                                            89501
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, Including Area Code (800) 887-8671

                                  Arjen Kuyper
                         The Navellier Performance Funds
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                     (Name and Address of Agent For Service)

                                    Copy to:

                             Samuel Kornhauser, Esq.
                        Law Offices of Samuel Kornhauser
                         155 Jackson Street, Suite 1807
                             San Francisco, CA 94111
                                 (415) 981-6281

It is proposed that this filing will become effective:

    [X] immediately upon filing pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date) pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:        Investment Company Shares

                                    CONTENTS

This Registration Statement on Form N-1A consists of the following:

         1.   Facing Sheet
         2.   Contents
         3.   Cross-Reference Sheet
         4.   Part A - Prospectus for all shares of The Navellier Performance Funds
         5.   Part B -Statement of Additional Information for all shares of The Navellier Performance Funds
         6.   Part C - Other Information
         7.   Signature Sheet
         8.   Exhibits

                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                              LOCATION
--------                                                              --------
                                                           PART A
Item 1.    Front and Back Cover Pages                                 Front and Back Cover Pages

Item 2.    Risk/Return Summary:  Investments, Risks and               The Principal Risks; How the Portfolio Has
           Performance                                                Performed

Item 3.    Risk/Return Summary:  Fee Table                            Fees and Expenses of the Portfolio

Item 4.    Investment Objectives, Principal Investment
           Strategies, and Related Risks
                                                                      Our Principal Strategy

Item 5.    Management's Discussion of Fund Performance                Not Applicable

Item 6.    Management, Organization, and Capital
           Structure                                                  Who is Responsible for the Portfolios

Item 7.    Shareholder Information                                    Account Policies; How to Buy, Sell and
                                                                      Exchange Shares; Understanding Taxes;
                                                                      Understanding Earnings

Item 8.    Distribution Arrangements                                  How to Buy, Sell and Exchange Shares

Item 9.    Financial Highlights Information                           Financial Highlights

                                                           PART B

Item 10.   Cover Page and Table of Contents                           Cover Page and Table of Contents

Item 11.   Fund History                                               General Information and History

Item 12.   Description of the fund and Its Investments                Investment Objectives and Policies
           and Risks

Item 13.   Management of the Fund                                     Trustees and Officers of the Fund

Item 14.   Control Persons and Principal Holders of
           Securities                                                 Control Persons and Principal Holders of
                                                                      Securities

Item 15.   Investment Advisory and Other Services                     The Investment Adviser, Distributor,
                                                                      Custodian and Transfer Agent
Item 16.   Brokerage Allocations and Other Practices

                                                                      Brokerage Allocations and Other Practices

Item 17.   Capital Stock and Other Securities                         Capital Stock and Other Securities

Item 18.   Purchase, Redemption and Pricing of Shares
                                                                      Purchase, Redemption and Pricing of Shares

Item 19.   Taxation of the Fund                                       Taxes

Item 20    Underwriters                                               Underwriters

Item 21    Calculation of Performance Data                            Calculation of Performance Data

Item 22    Financial Statements                                       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         THE NAVELLIER PERFORMANCE FUNDS

                      NAVELLIER LARGE CAP GROWTH PORTFOLIO
                       NAVELLIER MID CAP GROWTH PORTFOLIO
                    NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO
                      NAVELLIER AGGRESSIVE GROWTH PORTFOLIO
                    NAVELLIER INTERNATIONAL GROWTH PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus or any other mutual fund prospectus. Any representation to the contrary is a criminal offense.

Investing for Long-Term Capital Growth
PROSPECTUS DATED
JULY 7, 2003                                                 [NAVELLIER LOGO]

TABLE OF CONTENTS

INTRODUCING OUR PORTFOLIOS............................................................

LARGE CAP GROWTH PORTFOLIO............................................................

MID CAP GROWTH PORTFOLIO..............................................................

AGGRESSIVE MICRO CAP PORTFOLIO........................................................

AGGRESSIVE GROWTH PORTFOLIO...........................................................

INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS..................................................................

WHO IS RESPONSIBLE FOR THE PORTFOLIOS.................................................

Investment Adviser....................................................................

Outside consultant....................................................................

Distributor...........................................................................

ACCOUNT POLICIES......................................................................

UNDERSTANDING EARNINGS................................................................

UNDERSTANDING TAXES...................................................................

HOW TO BUY, SELL, AND EXCHANGE SHARES.................................................

Buying shares.........................................................................

Selling or exchanging shares..........................................................

Buying or selling through selected broker-dealers.....................................

NEED TO KNOW MORE? (BACK COVER).......................................................

More detailed information on subjects covered in this prospectus is contained within the Statement of Additional Information (SAI). Investors seeking more in-depth explanations of these Portfolios should request the SAI, which is available at no charge, to review before purchasing shares of any of the Portfolios.

Non-deposit investment products are not insured by the FDIC. They are not deposits nor are they obligations of or guaranteed by any bank or bank affiliate. They involve investment risks, including possible loss of the principal amount invested.

                  (This page has been left blank intentionally)

INTRODUCING OUR PORTFOLIOS

WHO SHOULD INVEST IN OUR PORTFOLIOS?

The Navellier Performance Funds Portfolios use an aggressive investment style suitable for investors willing to accept more risk and tolerate more price fluctuations while seeking higher than average returns. These Portfolios are for investors who can keep their money invested for longer periods, preferably at least five years, without needing to rely on this money for other purposes. The Navellier Performance Funds Portfolios are not suitable for investors seeking current income.

ONE INVESTMENT GOAL FOR ALL OUR PORTFOLIOS

All Navellier Performance Funds Portfolios have the same investment goal: to achieve long-term capital growth -- in other words, to increase the value of your investment over time. The investment goal of each Portfolio can only be changed with shareholder approval.

WHAT KIND OF FUND ARE WE?

The Navellier Performance Funds Portfolios are "no-load." This means there is no initial sales charge for buying or selling shares.

KEY DEFINITIONS

"We", "Us" and "Our" -- mean the Navellier Performance Funds.

"You" and "Your" -- mean the prospective investor.

"Fund" -- means all six* Navellier Performance Funds Portfolios.

"Portfolio" -- refers to each individual Navellier Performance Funds Portfolio, which combined, make up the "Fund."

"Market capitalization" -- means the number of shares available for trading multiplied by the price per share.

* Shares of The Navellier Aggressive Small Cap Equity Portfolio and of The Navellier Mid Cap Growth (Class I) Portfolio are sold pursuant to separate Prospectuses. The Navellier Small Cap Value Portfolio and The Navellier Large Cap Value Portfolio have been liquidated.

LIMITED FEDERAL GUARANTEES

An investment in the Portfolios is not a bank deposit and has no FDIC protection. Please be aware that the Fund's investments in equity securities and money market securities have no FDIC protection.

                CUSTOMER ASSISTANCE PHONE NUMBER: 1-800-887-8671

                SHAREHOLDER AND ACCOUNT INQUIRIES: 1-800-622-1386

THE NAVELLIER LARGE CAP GROWTH PORTFOLIO                                   NPLGX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING MAINLY IN STOCKS OF LARGE CAPITALIZATION COMPANIES WITH THE POTENTIAL TO RISE IN PRICE. THIS PORTFOLIO IS THE SUBJECT OF A PROPOSED AUGUST 22, 2003 MERGER WHICH IF APPROVED WILL RESULT IN THIS PORTFOLIO BEING MERGED INTO THE TOUCHSTONE LARGE CAP VALUE FUND AND THIS PORTFOLIO THEN BEING LIQUIDATED.

OUR PRINCIPAL STRATEGY

The Portfolio is designed to achieve the highest possible returns while minimizing risk. Our selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. We use an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

We mainly buy stocks of companies which we believe are poised to rise in price. Our investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

We attempt to uncover stocks with strong return potential and acceptable risk characteristics. To do this, we use our proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates.

Our research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

Stocks with the best combination of growth ratios are blended into a non-diversified portfolio.

Every quarter we evaluate our tests and re-weight their influence on the computer models as necessary. This allows us to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of our reward/risk ratio and there are other available securities that do, we will probably sell the security that does not meet our criteria.

WHAT WE INVEST IN

Under normal conditions, the Portfolio invests at least 80% of its total assets in companies with market capitalization over $5 billion. The remaining 20% may be invested in other types of securities, such as:

         - bonds, cash, or cash equivalents, for temporary defensive purposes, if we believe it will help protect the Portfolio from potential losses, or to meet shareholder redemptions; and/or

         - up to 15% of its total assets in foreign securities traded on the United States market.

The Portfolio has adopted a policy to provide the Portfolio's shareholders with at least sixty (60) days' advance written notice in plain English in the event of any change in investment policy.

This Portfolio is a "non-diversified" portfolio, which means it may invest up to 10% of its total assets in the securities of a single company and up to 25% of its total assets in any one industry. We often invest a significant portion of the Portfolio's total assets in selected stocks, so this Portfolio offers greater potential for capital appreciation as well as greater risk of loss.

THE PRINCIPAL RISKS

As with any mutual fund, there are risks to investing. We cannot guarantee we will meet our investment goals. Furthermore, it is possible that you may lose some or all of your money.

MARKET RISK Investment in common stocks is subject to the risks of changing economic, stock market, industry, and company conditions which could cause the Portfolio's stocks to decrease in value. Because we invest aggressively, the Portfolio could experience more price volatility than less aggressive funds.

CONCENTRATED INVESTMENT RISK The Portfolio may involve more risk than other Navellier Performance Funds Portfolios. This is because it is not a diversified Portfolio, which means the Portfolio can invest up to 25% of its total assets in a single company or industry, and the price movements of a stock that is a large part of a Portfolio's holdings will have more impact on the overall value of the Portfolio. The larger the holding, the greater the impact. In recognition of this risk, the Portfolio may only invest up to 10% of its total assets in one company and up to 25% of its total assets in one industry.

PORTFOLIO TURNOVER

Before investing in a mutual fund you should review its portfolio turnover rate. This gives an indication of how transaction costs could affect the Portfolio's performance. The more often stocks are traded, the more a portfolio will be charged brokerage commissions, dealer mark-ups, and other transaction costs that lower performance. In addition, sales of stocks may generate capital gains taxes. Short term trading may result in short term capital gains which are taxed as ordinary income to shareholders. Thus a high portfolio turnover rate could increase costs and capital gains taxes, but may be necessary in order to attempt to maximize performance. We do not expect the Portfolio to have a turnover rate of more than 300% each year, and it may be lower. We will go higher if it will improve the Portfolio's performance.

FEES AND EXPENSES OF THE PORTFOLIO

This section will help you understand the fees and operating expenses of this Portfolio and how they may affect you. You pay the fees shown below directly to us when you buy or sell shares. Operating expenses are paid each year by the Portfolio.

FEES This table describes the fees you may pay if you buy and hold shares of the Portfolio. You pay no initial sales charges to buy or sell shares of the Large Cap Growth Portfolio.

Shares of the Portfolio may be exchanged for shares of the other Navellier Performance Funds Portfolios at net asset value without charge (up to five (5) exchanges per account).

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO This table describes the operating expenses you may pay if you buy and hold shares of the Portfolio. Expenses are deducted from the Portfolio's income before dividends are paid. Some expenses are shared by all the Portfolios and are allocated on a pro rata basis.

                                                               (as a % of average daily net assets)
            Management Fees .............................................    0.84%
            Distribution (and/or service)(12b-1) Fees ...................    0.25%
            Other Expenses ..............................................    1.11%
              Administration Fees ................    0.25%
              Other Operating Expenses ...........    0.86%
            Total Annual Portfolio Operating Expenses ...................    2.20%
            Expense Reimbursement (2) ...................................    0.71%
            Net Annual Portfolio Operating Expenses .....................    1.49%

(2) Reflects Navellier's contractual waiver of reimbursement of a portion of the Portfolio's operating expenses. The Investment Adviser has also agreed to this partial waiver of reimbursement for the fiscal year ended December 31, 2003.

FEE EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This example uses net annual operating expenses for the first year and total operating expenses for 3 years, 5 years and 10 years. Assuming the Adviser continues to reimburse the Portfolio, your actual expenses could be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year...........................................................      $     152
3 years..........................................................      $     620
5 years..........................................................      $   1,115
10 years.........................................................      $   2,478

EXPENSES PAID TO THE DISTRIBUTOR

The Portfolio is allowed to pay fees to the Distributor and others for promoting, selling, and distributing its shares. These are commonly called "12b-1 fees." Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as a sales commission at the time of purchase ("front end load") or sale ("back end load"). Payments are made monthly and can total up to 0.25% of the Portfolio's average daily net assets per year.

HOW THE PORTFOLIO HAS PERFORMED

The charts below give some indication of the risks or rewards of investing in the Large Cap Growth Portfolio.

YEAR BY YEAR TOTAL RETURN This chart shows how the Portfolio's performance has changed from year to year. Fees are not included in this chart. If they were, the Portfolio's returns would be less than those shown.

                                LARGE CAP GROWTH

                        [BAR GRAPH - figures in per cent]

                                        1997*         2.56
                                      ---------     ------
                                        1998        41.17
                                        1999        63.03
                                        2000        -7.66
                                        2001        -23.47
                                        2002        -26.70

* Inception Dec. 19, 1997

HIGHEST AND LOWEST QUARTERLY RETURNS This chart shows the range of returns experienced by the Portfolio since it began operations on December 19, 1997.

4th quarter 1999 -- up 40.00%                    1st quarter 2001 -- down 27.98%

AVERAGE ANNUAL RETURNS This chart compares the Portfolio's average annual returns to the Russell 1000 Growth Index for the same time period. This information may help provide an indication of the Portfolio's risks and potential rewards. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance is not a guarantee of how it will perform in the future.

                                                                   RETURN AFTER       RETURN AFTER TAXES            RUSSELL
                                                  RETURN             TAXES ON          ON DISTRIBUTIONS              1000
                                                  BEFORE           DISTRIBUTIONS        AND SALE OF FUND         GROWTH INDEX
    NAVELLIER LARGE CAP GROWTH PORTFOLIO           TAXES              ONLY                   SHARES                  (2)
    ------------------------------------         ---------         -------------      -------------------        -------------

One Year............................             - 26.70%          - 26.70%                  - 16.13%             - 27.88%
Five Year...........................                3.58%             3.56%                     2.90%              - 3.84%
Since Inception (annualized) (1)....                4.07%             4.05%                     3.31%              - 3.24%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The loss (if any) in the "Return after taxes on distributions and sale of fund shares" column above may be less than that shown in the "Return after taxes on distributions only" column because it is assumed that the shareholder is subject to the highest federal marginal tax rates and the loss will offset other income that would have otherwise been subject to those higher marginal tax rates. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The index's returns reflect no deduction for fees, expenses or taxes. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(1) The effective date of the Large Cap Growth Portfolio was December 19, 1997. Performance was measured against the Russell 1000 Growth Index as of December 19, 1997.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE NAVELLIER MID CAP GROWTH PORTFOLIO                                     NPMDX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING MAINLY IN STOCKS OF MID-CAPITALIZATION COMPANIES WITH THE POTENTIAL TO RISE IN PRICE.

OUR PRINCIPAL STRATEGY

The Portfolio is designed to achieve the highest possible returns while minimizing risk. Our selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. We use an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

We mainly buy stocks of companies which we believe are poised to rise in price. Our investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

We attempt to uncover stocks with strong return potential and acceptable risk characteristics. To do this, we use our proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/ risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates.

Our research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

Stocks with the best combination of growth ratios are blended into a diversified portfolio.

Every quarter we evaluate our tests and re-weight their influence on the computer models as necessary. This allows us to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of our reward/risk ratio and there are other available securities that do, we will probably sell the security that does not meet our criteria.

WHAT WE INVEST IN

Under normal conditions, the Portfolio invests at least 80% of its total assets in companies with market capitalization between $2 and $10 billion. The remaining 20% may be invested in other types of securities, such as:

         - bonds, cash, or cash equivalents, for temporary defensive purposes, if we believe it will help protect the Portfolio from potential losses, or to meet shareholder redemptions; and/or

         - up to 15% of its total assets in foreign securities traded on the United States market.

The Portfolio has adopted a policy to provide the Portfolio's shareholders with at least sixty (60) days' advance written notice written in plain English in the event of any change in investment policy.

THE PRINCIPAL RISKS

As with any mutual fund, there are risks to investing. We cannot guarantee we will meet our investment goals. Furthermore, it is possible that you may lose some or all of your money.

MARKET RISK Investment in common stocks is subject to the risks of changing economic, stock market, industry, and company conditions which could cause the Portfolio's stocks to decrease in value. The companies in the Portfolio are generally in a rapid growth phase and their stocks tend to fluctuate in value more often than most securities. Because we invest aggressively, the Portfolio could experience more price volatility than less aggressive funds.

LIQUIDITY RISK Smaller capitalization stocks trade fewer shares than larger capitalization stocks. This may make shares more difficult to sell if there are not enough buyers. Although we do not anticipate liquidity problems, the potential risk exists. You should not invest in the Portfolio unless you are willing to accept this risk.

PORTFOLIO TURNOVER

Before investing in a mutual fund you should review its portfolio turnover rate. This gives an indication of how transaction costs could affect the Portfolio's performance. The more often stocks are traded, the more a portfolio will be charged brokerage commissions, dealer mark-ups, and other transaction costs that lower performance. In addition, sales of stocks may generate capital gains taxes. Short term trading may result in short term capital gains which are taxed as ordinary income to shareholders. Thus a high portfolio turnover rate could increase costs and capital gains taxes, but may be necessary in order to attempt to maximize performance. We do not expect the Portfolio to have a turnover rate of more than 300% each year, and it may be lower. We will go higher if it will improve the Portfolio's performance.

FEES AND EXPENSES OF THE PORTFOLIO*

This section will help you understand the fees and operating expenses of the Portfolio and how they may affect you. You pay the fees shown below directly to us when you buy or sell shares. Operating expenses are paid each year by the Portfolio.

FEES This table describes the fees you may pay if you buy and hold shares of the Portfolio. You pay no initial sales charges to buy or sell shares of the Mid Cap Growth Portfolio.

Shares of the Portfolio may be exchanged for shares of the other Navellier Performance Funds Portfolios at net asset value without charge (up to five (5) exchanges per account).

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO This table describes the operating expenses you may pay if you buy and hold shares of the Portfolio. Expenses are deducted from the Portfolio's income before dividends are paid. Some expenses are shared by all the Portfolios and are allocated on a pro rata basis.

                                                                    (as a % of average daily net assets)
                          Management Fees..............................................         0.84%
                          Distribution (and/or service)(12b-1) Fees....................         0.25%
                          Other Expenses...............................................         0.40%
                            Administration Fees..........................    0.10%
                            Other Operating Expenses.....................    0.30%
                          Total Annual Portfolio Operating Expenses....................         1.49%
                          Expense Reimbursement (2)....................................         0.15%
                          Net Annual Portfolio Operating Expenses......................         1.34%

(2) Reflects Navellier's contractual waiver of reimbursement of a portion of the Portfolio's operating expenses. The Investment Adviser has also agreed to this partial waiver of reimbursement for the fiscal year ended December 31, 2003.

FEE EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This example uses net annual operating expenses for the first year and total operating expenses for 3 years, 5 years and 10 years. Assuming the Adviser continues to reimburse the Portfolio, your actual expenses could be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year.............................................................     $     136
3 years............................................................     $     456
5 years............................................................     $     799
10 years...........................................................     $   1,767

* A separate class of shares -- Class I shares -- to the Mid Cap Growth Portfolio of the Fund are offered. A separate prospectus and Statement of Additional Information for the Class I shares of the Mid Cap Growth Portfolio of the Fund which contain the fees and expenses applicable to the Class I shares are filed and available from the Distributor or from the SEC at the locations set forth in the "Need to Know More?" section of this prospectus.

EXPENSES PAID TO THE DISTRIBUTOR

The Portfolio is allowed to pay fees to the Distributor and others for promoting, selling, and distributing its shares. These are commonly called "12b-1 fees." Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as a sales commission at the time of purchase ("front end load") or sale ("back end load"). Payments are made monthly and can total up to 0.25% of the Portfolio's average daily net assets per year.

HOW THE PORTFOLIO HAS PERFORMED

The charts below give some indication of the risks or rewards of investing in the Mid Cap Growth Portfolio.

YEAR BY YEAR TOTAL RETURN This chart shows how the Portfolio's performance has changed from year to year. Fees are not included in this chart. If they were, the Portfolio's returns would be less than those shown.

                                 MID CAP GROWTH

                        [BAR GRAPH - figures in per cent]

                                            1996*          2.75
                                          ---------      ------
                                            1997           26.18
                                            1998           12.31
                                            1999          126.97
                                            2000            3.63
                                            2001          -27.14
                                            2002          -22.83

* Inception Nov. 26, 1996

HIGHEST AND LOWEST QUARTERLY RETURNS This chart shows the range of returns experienced by the Portfolio since it began operations on November 26, 1996.

4th quarter 1999 -- up 50.33%                    1st quarter 2001 -- down 22.57%

AVERAGE ANNUAL RETURNS This chart compares the Portfolio's average annual returns to the Russell Mid Cap Growth Index for the same time period. This information may help provide an indication of the Portfolio's risks and potential rewards. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance is not a guarantee of how it will perform in the future.

                                                                                  RETURN AFTER TAXES
                                                 RETURN        RETURN AFTER        ON DISTRIBUTIONS       RUSSELL
          NAVELLIER MID CAP                      BEFORE          TAXES ON          AND SALE OF FUND       MID CAP
          GROWTH PORTFOLIO                        TAXES      DISTRIBUTIONS ONLY         SHARES           GROWTH (2)
-----------------------------------           -----------    ------------------   -----------------     -----------
One Year...........................             - 22.83%          - 22.83%              - 13.79%          - 27.41%
Five Years (annualized)............                8.23%             7.82%                 6.82%           - 1.82%
Since Inception (annualized) (1)...               11.35%            10.71%                 9.40%             1.59%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The loss (if any) in the "Return after taxes on distributions and sale of fund shares" column above may be less than that shown in the "Return after taxes on distributions only" column because it is assumed that the shareholder is subject to the highest federal marginal tax rates and the loss will offset other income that would have otherwise been subject to those higher marginal tax rates. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The indices' returns reflect no deduction for fees, expenses or taxes. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

 (1) The effective date of the Mid Cap Growth Portfolio was November 26, 1996. Performance was measured against the Russell Mid Cap Growth Index as of November 26, 1996.

(2) The Russell Mid Cap Growth Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

THE NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO                               NPMCX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING MAINLY IN STOCKS OF MICRO-CAPITALIZATION COMPANIES WITH THE POTENTIAL TO RISE IN PRICE.

OUR PRINCIPAL STRATEGY

The Portfolio is designed to achieve the highest possible returns while minimizing risk. Our selection process focuses on fast-growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. We use an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

We mainly buy stocks of companies which we believe are poised to rise in price. Our investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

We attempt to uncover stocks with strong return potential and acceptable risk characteristics. To do this, we use our proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates.

Our research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

Stocks with the best combination of growth ratios are blended into a diversified portfolio.

Every quarter we evaluate our tests and re-weight their influence on the computer models as necessary. This allows us to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of our reward/risk ratio and there are other available securities that do, we will probably sell the security that does not meet our criteria.

WHAT WE INVEST IN

Under normal conditions, the Portfolio invests at least 80% of its total assets in companies with market capitalization under $1 billion. The remaining 20% may be invested in other types of securities, such as:

         - bonds, cash, or cash equivalents, for temporary defensive purposes, if we believe it will help protect the Portfolio from potential losses, or to meet shareholder redemptions; and/or

         - up to 15% of its total assets in foreign securities traded on the United States market.

The Portfolio has adopted a policy to provide the Portfolio's shareholders with at least sixty (60) days' advance written notice in plain English in the event of any change in investment policy.

THE PRINCIPAL RISKS

As with any mutual fund, there are risks to investing. We cannot guarantee we will meet our investment goals. Furthermore, it is possible that you may lose some or all of your money.

MARKET RISK Investment in common stocks is subject to the risks of changing economic, stock market, industry, and company conditions which could cause the Portfolio's stocks to decrease in value. The companies in the Portfolio are generally in a rapid growth phase and their stocks tend to fluctuate in value more often than most securities. Because we invest aggressively, the Portfolio could experience more price volatility than less aggressive funds.

LIQUIDITY RISK Micro capitalization stocks trade fewer shares than larger capitalization stocks. This may make shares more difficult to sell if there are not enough buyers. Although we do not anticipate liquidity problems, the potential risk exists. You should not invest in the Portfolio unless you are willing to accept this risk.

Portfolio Turnover

Before investing in a mutual fund you should review its portfolio turnover rate. This gives an indication of how transaction costs could affect the portfolio's performance. The more often stocks are traded, the more a portfolio will be charged brokerage commissions, dealer mark-ups, and other transaction costs that lower performance. In addition, sales of stocks may generate capital gains taxes. Short term trading may result in short term capital gains which are taxed as ordinary income to shareholders. Thus a high portfolio turnover rate could increase costs and capital gains taxes, but may be necessary in order to attempt to maximize performance. We do not expect the Portfolio to have a turnover rate of more than 300% each year, and it may be lower. We will go higher if it will improve the Portfolio's performance.

FEES AND EXPENSES OF THE PORTFOLIO

This section will help you understand the fees and operating expenses of this Portfolio and how they may affect you. You pay the fees shown below directly to us when you buy or sell shares. Operating expenses are paid each year by the Portfolio.

FEES This table describes the fees you may pay if you buy and hold shares of the Portfolio. You pay no initial sales charges to buy or sell shares of the Aggressive Micro Cap Portfolio.

Shares of the Portfolio may be exchanged for shares of the other Navellier Performance Funds Portfolios at net asset value without charge (up to five (5) exchanges per account).

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO This table describes the operating expenses you may pay if you buy and hold shares of this Portfolio. Expenses are deducted from the Portfolio's income before dividends are paid. Some expenses are shared by all the Portfolios and are allocated on a pro rata basis.

                                                                    (as a % of average daily net assets)
                          Management Fees..............................................         0.84%
                          Distribution (and/or service)(12b-1) Fees....................         0.25%
                          Other Expenses...............................................         1.14%
                            Administration Fees..........................    0.25%
                            Other Operating Expenses.....................    0.89%
                          Total Annual Portfolio Operating Expenses....................         2.23%
                          Expense Reimbursement (2)....................................         0.74%
                          Net Annual Portfolio Operating Expenses......................         1.49%

(2) Reflects Navellier's contractual waiver of reimbursement of a portion of the portfolio's operating expenses. The Investment Adviser has also agreed to this partial waiver of reimbursement for the fiscal year ended December 31, 2003.

FEE EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This example uses net annual operating expenses for the first year and total operating expenses for 3 years, 5 years and 10 years. Assuming the Adviser continues to reimburse the Portfolio, your actual expenses could be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year.............................................................     $     152
3 years............................................................     $     626
5 years............................................................     $   1,127
10 years...........................................................     $   2,507


EXPENSES PAID TO THE DISTRIBUTOR

The Portfolio is allowed to pay fees to the Distributor and others for promoting, selling, and distributing its shares. These are commonly called "12b-1 fees." Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as a sales commission at the time of purchase ("front end load") or sale ("back end load"). Payments are made monthly and can total up to 0.25% of the Portfolio's average daily net assets per year.

HOW THE PORTFOLIO HAS PERFORMED

The charts below give some indication of the risks or rewards of investing in the Aggressive Micro Cap Portfolio.

YEAR BY YEAR TOTAL RETURN This chart shows how the Portfolio's performance has changed from year to year. Fees are not included in this chart. If they were, the Portfolio's returns would be less than those shown.

                              AGGRESSIVE MICRO CAP

                         [BAR GRAPH FIGURES IN PER CENT]

                                                          1997*                32.76
                                                        ---------            -------
                                                          1998                  0.10
                                                          1999                 14.79
                                                          2000                 23.82
                                                          2001                -14.54
                                                          2002                -22.68

* From commencement of operations March 17, 1997

HIGHEST AND LOWEST QUARTERLY RETURNS This chart shows the range of returns experienced by the Portfolio since it began operations on March 17, 1997.

1st quarter 2000 -- up 37.09%                    3rd quarter 2001 -- down 25.32%

AVERAGE ANNUAL RETURNS This chart compares the Portfolio's average annual returns to the Russell 2000 Growth Index for the same time period. This information may help provide an indication of the Portfolio's risks and potential rewards. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance is not a guarantee of how it will perform in the future.

                                                                                  RETURN AFTER TAXES       RUSSELL
                                                 RETURN        RETURN AFTER        ON DISTRIBUTIONS         2000
        NAVELLIER AGGRESSIVE                     BEFORE          TAXES ON          AND SALE OF FUND        GROWTH
         MICRO CAP PORTFOLIO                      TAXES      DISTRIBUTIONS ONLY         SHARES            INDEX (2)
-----------------------------------           -----------    ------------------   -----------------     -----------
One Year...........................             - 22.68%          - 22.68%              - 13.70%          - 30.26%
Five Year..........................              - 1.23%           - 1.56%               - 0.89%           - 6.59%
Since Inception (annualized) (1)...                3.90%             3.47%                 3.22%           - 2.71%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The loss (if any) in the "Return after taxes on distributions and sale of fund shares" column above may be less than that shown in the "Return after taxes on distributions only' column because it is assumed that the shareholder is subject to the highest federal marginal tax rates and the loss will offset other income that would have otherwise been subject to those higher marginal tax rates. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The index's returns reflect no deduction for fees, expenses or taxes. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(1) The effective date of the Aggressive Micro Cap Portfolio was March 17, 1997. Performance was measured against the Russell 2000 Growth Index as of March 17, 1997.

(2) The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

THE NAVELLIER AGGRESSIVE GROWTH PORTFOLIO                                  NPFGX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING GENERALLY IN STOCKS OF SMALL TO MEDIUM-CAPITALIZATION COMPANIES WHICH ALSO HAVE THE POTENTIAL TO RISE IN PRICE. THIS PORTFOLIO IS THE SUBJECT OF A PROPOSED JULY 30, 2003 MERGER WHICH IF APPROVED WOULD MERGE THIS PORTFOLIO INTO THE NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO OF THE NAVELLIER PERFORMANCE FUNDS AND WOULD RESULT IN THE LIQUIDATION OF THIS PORTFOLIO.

OUR PRINCIPAL STRATEGY

The Portfolio is designed to achieve the highest possible returns while minimizing risk. Our selection process focuses on fast-growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. We use an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics.

We mainly buy stocks of companies which we believe are poised to rise in price. Our investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

We attempt to uncover stocks with strong return potential and acceptable risk characteristics. To do this, we use our proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above market average returns and risk levels which are reasonable for higher return rates.

Our research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

Stocks with the best combination of growth ratios are blended into a non-diversified portfolio.

Every quarter we evaluate our tests and re-weight their influence on the computer models as necessary. This allows us to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of our reward/risk ratio and there are other available securities that do, we will probably sell the security that does not meet our criteria.

WHAT WE INVEST IN

Although there is no restriction on market capitalization, under normal conditions, the Portfolio invests at least 80% of its total assets in companies with market capitalization between $100 million and $10 billion. The remaining 20% may be invested in other types of securities, such as:

         - bonds, cash, or cash equivalents, for temporary defensive purposes, if we believe it will help protect the Portfolio from potential losses, or to meet shareholder redemptions; and/or

         - up to 15% of its total assets in foreign securities traded on the United States market.

The Portfolio has adopted a policy to provide the Portfolio's shareholders with at least sixty (60) days' advance written notice in plain English in the event of any change in investment policy.

The Portfolio is a "non-diversified" portfolio, which means it may invest up to 10% of its total assets in the securities of a single company and up to 25% of its total assets in any one industry. We often invest a significant portion of the Portfolio's total assets in selected stocks, so the Portfolio offers greater potential for capital appreciation as well as greater risk of loss.

THE PRINCIPAL RISKS

As with any mutual fund, there are risks to investing. We cannot guarantee we will meet our investment goals. Furthermore, it is possible that you may lose some or all of your money.

MARKET RISK Investment in common stocks is subject to the risks of changing economic, stock market, industry, and company conditions which could cause the Portfolio's stocks to decrease in value. The companies in the Portfolio are generally in a rapid growth phase and their stocks tend to fluctuate in value more often than most securities. Because we invest aggressively, the Portfolio could experience more price volatility than less aggressive funds.

CONCENTRATED INVESTMENT RISK The Portfolio may involve more risk than other Navellier Performance Portfolios. This is because it is not a diversified portfolio which means the Portfolio can invest up to 25% of its total assets in a single company or industry, and the price movements of a stock that is a large part of a portfolio's holdings will have more impact on the overall value of the portfolio. The larger the holding, the greater the impact. In recognition of this risk, the Portfolio may only invest up to 10% of its total assets in one company and up to 25% of its total assets in one industry.

LIQUIDITY RISK Small capitalization stocks trade fewer shares than larger capitalization stocks. This may make shares more difficult to sell if there are not enough buyers. Although we do not anticipate liquidity problems, the potential risk exists. You should not invest in the Portfolio unless you are willing to accept this risk.

PORTFOLIO TURNOVER

Before investing in a mutual fund you should review its portfolio turnover rate. This gives an indication of how transaction costs could affect the portfolio's performance. The more often stocks are traded, the more a portfolio will be charged brokerage commissions, dealer mark-ups, and other transaction costs that lower performance. In addition, sales of stocks may generate capital gains taxes. Short term trading may result in short term capital gains which are taxed as ordinary income to shareholders. Thus a high portfolio turnover rate could increase costs and capital gains taxes, but may be necessary in order to attempt to maximize performance. We do not expect the Portfolio to have a turnover rate of more than 300% each year, and it may be lower. We will go higher if it will improve the Portfolio's performance.

FEES AND EXPENSES OF THE PORTFOLIO

This section will help you understand the fees and operating expenses of the Portfolio and how they may affect you. You pay the fees shown below directly to us when you buy or sell shares. Operating expenses are paid each year by the Portfolio.

FEES This table describes the fees you may pay if you buy and hold shares of the Portfolio. You pay no initial sales charges to buy or sell shares of the Aggressive Growth Portfolio.

Shares of the Portfolio may be exchanged for shares of the other Navellier Performance Funds Portfolios at net asset value without charge (up to five (5) exchanges per account).

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO This table describes the operating expenses you may pay if you buy and hold shares of the Portfolio. Expenses are deducted from the Portfolio's income before dividends are paid. Some expenses are shared by all the Portfolios and are allocated on a pro rata basis.

                                                                    (as a % of average daily net assets)
                          Management Fees..............................................         0.84%
                          Distribution (and/or service)(12b-1) Fees....................         0.25%
                          Other Expenses...............................................         0.60%
                            Administration Fees..........................    0.25%
                            Other Operating Expenses.....................    0.35%
                          Total Annual Portfolio Operating Expenses....................         1.69%
                          Expense Reimbursement (2)....................................         0.20%
                          Net Annual Portfolio Operating Expenses......................         1.49%

(2) Reflects Navellier's contractual waiver of reimbursement of a portion of the portfolio's operating expenses. The Investment Adviser has also agreed to this partial waiver of reimbursement for the fiscal year ended December 31, 2003.

FEE EXAMPLE This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This example uses net annual operating expenses for the first year and total operating expenses for 3 years, 5 years and 10 years. Assuming the Adviser continues to reimburse the Portfolio, your actual expenses could be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year................................................................    $     152
3 years...............................................................    $     513
5 years...............................................................    $     899
10 years..............................................................    $   1,981

EXPENSES PAID TO THE DISTRIBUTOR

The Portfolio is allowed to pay fees to the Distributor and others for promoting, selling, and distributing its shares. These are commonly called "12b-1 fees." Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as a sales commission at the time of purchase ("front end load") or sale ("back end load"). Payments are made monthly and can total up to 0.25% of the Portfolio's average daily net assets per year. "12b-1" payments in excess of reimbursable operating expenses for the Aggressive Growth Portfolio may be refunded to the Portfolio.

HOW THE PORTFOLIO HAS PERFORMED

The charts below give some indication of the risks of investing in the Aggressive Growth Portfolio.

YEAR BY YEAR TOTAL RETURN This chart shows how the Portfolio's performance has changed from year to year. Fees are not included in this chart. If they were, the Portfolio's returns would be less than those shown.

                                AGGRESSIVE GROWTH

                        [BAR CHART - figures in per cent]

                                           1996*      22.62
                                           1997        9.77
                                           1998       11.51
                                           1999       46.11
                                           2000        3.06
                                           2001      -13.07
                                           2002      -36.38

* Inception December 28, 1995

HIGHEST AND LOWEST QUARTERLY RETURNS This chart shows the range of returns experienced by the Portfolio since it began operations on December 28, 1995.

4th quarter 1998 -- up 27.98%                    1st quarter 2001 -- down 22.50%

AVERAGE ANNUAL RETURNS This chart compares the Portfolio's average annual returns to the Russell 2000 Growth Index for the same time period. This information may help provide an indication of the Portfolio's risks and potential rewards. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance is not a guarantee of how it will perform in the future.

                                                                                   RETURN AFTER TAXES      RUSSELL
                                             RETURN           RETURN AFTER          ON DISTRIBUTIONS        2000
                 NAVELLIER AGGRESSIVE        BEFORE             TAXES ON            AND SALE OF FUND       GROWTH
                  GROWTH PORTFOLIO           TAXES          DISTRIBUTIONS ONLY           SHARES             INDEX
                  ----------------           -----          ------------------     ------------------     ----------
One Year...........................          - 36.38%          - 36.38%                 - 21.98%          - 30.26%
Five Year (annualized).............           - 1.47%           - 3.57%                  - 0.84%           - 6.59%
Since Inception (annualized) (1)...             3.22%             1.61%                    2.89%           - 1.45%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The loss (if any) in the "Return after taxes on distributions and sale of fund shares" column above may be less than that shown in the "Return after taxes on distributions only" column because it is assumed that the shareholder is subject to the highest federal marginal tax rates and the loss will offset other income that would have otherwise been subject to those higher marginal tax rates. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The index's returns reflect no deduction for fees, expenses or taxes. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(1) The effective date of the Aggressive Growth Portfolio was December 28, 1995. Performance was measured against the Russell 2000 Growth Index as of December 28, 1995.

(2) The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

THE NAVELLIER INTERNATIONAL GROWTH PORTFOLIO                               NPSVX


THE PORTFOLIO SEEKS LONG-TERM CAPITAL GROWTH BY INVESTING MAINLY IN FOREIGN STOCKS WITH THE POTENTIAL TO RISE IN PRICE.

OUR PRINCIPAL STRATEGY

The Navellier International Growth Portfolio is intended to take advantage of the global economy while achieving long term capital appreciation. The Portfolio has been designed to provide diversification benefits to domestic equity portfolios. In an effort to keep expenses at a minimum, the Portfolio will invest in international markets through the use of sponsored and unsponsored foreign stocks and American Depositary Receipts (ADRs). American Depositary Receipts are investment vehicles whereby foreign companies offer their stock for purchase on U.S. stock exchanges, denominated in American dollars. We attempt to uncover those stocks with strong return potential and acceptable risk characteristics by exploiting market inefficiencies utilizing the Navellier value added quantitative stock selection model, portfolio optimization, and risk analysis. Our stock analysis is performed at least once a month. The Portfolio may invest in the securities of a broad range of companies without restriction to their market capitalization (possibly including investments in foreign securities of companies in emerging markets). At times, the Portfolio may invest up to 100% of its total assets in such securities. We are not limited as to the type, operating history or dividend paying record of companies in which the Portfolio may invest. The Portfolio employs the Morgan Stanley E.A.F.E. Index as a relative benchmark for performance. The Morgan Stanley E.A.F.E. Index is considered to be the appropriate benchmark for international investing.

Every quarter we evaluate our tests and re-weight their influence on the computer models as necessary. This allows us to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of our reward/risk ratio and there are other available securities that do, we will probably sell the security that does not meet our criteria.

WHAT WE INVEST IN

Under normal conditions, the Portfolio invests at least 80% of its total assets in sponsored and unsponsored foreign stocks and ADRs of companies without regard to market capitalization. The remaining 20% may be invested in other types of securities, such as: bonds, cash, or cash equivalents for temporary defensive purposes if we believe it will help protect the Portfolio from potential losses, or to meet shareholder redemptions.

The Portfolio has adopted a policy to provide the Portfolio's shareholders with at least sixty (60) days' advance written notice in plain English in the event of any change in investment policy.

THE PRINCIPAL RISKS

As with any mutual fund, there are risks to investing. We cannot guarantee we will meet our investment goals. Furthermore, it is possible that you may lose some or all of your money.

MARKET RISK Investment in international sponsored and unsponsored stocks and ADRs is subject to the risks of changing political, economic, stock market, industry, and company conditions which could cause the Portfolio's stocks to decrease in value. Because we invest aggressively, the Portfolio could experience more price volatility than less aggressive funds.

LIQUIDITY RISK Smaller capitalization stocks trade fewer shares than larger capitalization stocks. This may make shares more difficult to sell if there are not enough buyers. Although we do not anticipate liquidity problems, the potential risk exists. You should not invest in this Portfolio unless you are willing to accept this risk.

CONCENTRATED INVESTMENT RISK The Portfolio is not a diversified portfolio. This means that the Portfolio may invest up to 10% of its total assets in securities of a single issuer and up to 25% of its total assets in securities of companies in a single industry. The Portfolio is subject to a greater risk of loss because of its non-diversified status. There is also a greater potential for volatility. The Portfolio's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

FOREIGN SECURITIES RISKS

POLITICAL RISK The risk that a change in foreign government will occur and that the assets of a company in which the Portfolio has invested will be affected.

CURRENCY RISK The risk that a foreign currency will decline in value. The Portfolio may trade in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Portfolio.

LIMITED INFORMATION RISK The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. Investment in an unsponsored foreign stock could create the risk that an investment might be made in a stock for which we could not obtain all necessary information.

EMERGING MARKET COUNTRY RISK The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries.

SETTLEMENT AND CLEARANCE RISK The risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

LIQUIDITY RISK Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

PORTFOLIO TURNOVER

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the portfolio's performance. The more often stocks are traded, the more a portfolio will be charged brokerage commissions, dealer mark-ups, and other transaction costs that lower performance. In addition, sales of stocks may generate capital gains taxes. Thus a high portfolio turnover rate could increase costs and capital gains taxes but may be necessary in order to attempt to maximize performance. We do not expect the Portfolio to have a turnover rate of more than 300% each year, and it may be lower. We will go higher if it will improve the Portfolio's performance.

HOW THE PORTFOLIO HAS PERFORMED

The International Growth Portfolio is a newly created portfolio as of July 7, 2003 and therefore has no performance history. It is presently anticipated that The Navellier International Growth Portfolio of The Navellier Millennium Funds will be merged into this Portfolio as of July 30, 2003 and the following information is for the International Growth Portfolio of The Navellier Millennium Funds.

AVERAGE ANNUAL RETURNS This table compares this Portfolio's average annual returns to the MSCI EAFE Index for the same time period. This information may help provide an indication of this Portfolio's risks and potential rewards. All figures assume reinvestment of dividends and distributions. This Portfolio's past performance is not a guarantee of how it will perform in the future.

The sale of Class B shares and Class C shares began as of November 2, 2000 and January 12, 2001, respectively. The average annual return information shown below is for the initial class of shares of the Portfolio (Class A shares).

                                                                                 RETURN AFTER TAXES ON
                                                        RETURN AFTER TAXES ON    DISTRIBUTIONS AND SALE
NAVELLIER INTERNATIONAL GROWTH         RETURN BEFORE         DISTRIBUTIONS                OF                    E.A.F.E
      PORTFOLIO A SHARES                  TAXES*                 ONLY*               FUND SHARES                 INDEX
      ------------------                  ------                 -----               -----------                 -----

One Year..                               -15.63%                 -15.72%                 -9.39%                 -15.66%
Since Inception (annualized)(1)          -26.00%                 -26.03%                -19.88%                 -19.25%


* The performance figures include the Fund's maximum 4.95% front end sales load deduction. After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The loss (if any) in the "Return after taxes on distributions and sale of fund shares" column above may be less than that shown in the "Return after taxes on distributions only" column because it is assumed that the shareholder is subject to the highest federal marginal tax rates and the loss will offset other income that would have otherwise been subject to those higher marginal tax rates. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for other classes of Fund shares may vary. The index's returns reflect no deduction for fees, expenses or taxes. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                                                    ANNUALIZED SINCE
                                                  ONE YEAR(5)          INCEPTION
                                                  -----------          ---------
Navellier Intl. Growth Class B                      -11.58%           -20.65%(2)
Navellier Intl. Growth Class C.                     -11.91%           -16.11%(3)

MSCI EAFE Index (4).                                -15.66%           -19.25%


(1) The effective date of the Navellier International Growth Class A Shares was September 5, 2000. Performance was measured against the MSCI EAFE Index from September 5, 2000 through December 31, 2002.


(2) Sales of the Class B shares began November 2, 2000. Performance was measured against the MSCI EAFE Index from November 2, 2000 through December 31, 2002.


(3) Sales of the Class C shares began January 12, 2001. Performance was measured against the MSCI EAFE Index from January 12, 2001 through December 31, 2002.


(4) The MSCI EAFE Index is an unmanaged index, designed by Morgan Stanley, of equities in Africa, Asia and Europe. It is considered representative of the international stock market in general. The Index does not include fees or expenses and is not available for direct investment.


(5) For the year ending December 31, 2002


HIGHEST AND LOWEST QUARTERLY RETURNS

Highest Quarter: up 9.58% (1st Quarter 2002)

Lowest Quarter: down 20.18% (4th Quarter 2000)

FEES AND EXPENSES OF THE PORTFOLIO

This section will help you understand the fees and operating expenses of the Portfolio and how they may affect you. You pay the fees shown below directly to us when you buy or sell shares. Operating expenses are paid each year by the Portfolio.

FEES This table describes the fees you may pay if you buy and hold shares of this Portfolio. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the Portfolio and the amount of your investment. You will find details about fee discounts and waivers under "How to Buy, Sell and Exchange Shares" in this Prospectus.


                                                                                               CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)                        0%
Maximum Sales Charge (Load) Imposed on Purchases (as a % of net asset value).                    0%
Maximum Deferred Sales Charge (Load) (as % of redemption proceeds)..                             0%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions                       None
Redemption Fee (as % of amount redeemed, if applicable).                                        None
Exchange Fee (1)..                                                                              $0-$5


(1) Shares of each Portfolio of the Fund may be exchanged for shares of other Portfolios at net asset value without charge (up to five (5) exchanges per account). There is a charge of $5 per exchange thereafter.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIO This table describes the estimated operating expenses you may pay if you buy and hold shares of the Portfolio. Expenses are deducted from the Portfolio's income before dividends re paid. Some expenses are shared by all classes of the Portfolio and are allocated on a pro rata basis.

                                                        (AS A % OF AVERAGE DAILY NET ASSETS)
                                                        ------------------------------------
                                                                        CLASS A
                                                                        -------
Management Fee                                                           0.84%
Distribution (and/or service)(12b-1) Fees                                0.25%
Other Expenses.                                                          9.55%
Total Annual Fund Operating Expenses (1)                                10.80%
Expense Reimbursement (1).                                               9.30%
Net Annual Portfolio Operating Expenses                                  1.50%


(1) Reflects Investment Adviser's contractual waiver for the fiscal year ended December 31, 2002 of reimbursement of a portion of The Millennium Funds' Portfolio's expenses paid by the Investment Adviser. The Investment Adviser has also agreed to this partial waiver of reimbursement for the fiscal year ended December 31, 2003.

FEE EXAMPLE This example is intended to help you compare the cost of investing in the various classes of shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return ach year and that the Portfolio's operating expenses remain the same. This example uses net annual operating expenses for the first year and total operating expenses (i.e., without the expense reimbursement) for 3 years, 5 years and 10 years. Assuming the Adviser continues to reimburse the Portfolio, your actual expenses could be lower. Although your actual costs may be higher or lower, based on these assumptions your costs are as follows:

Fees and expenses if you sold shares after:

                                            CLASS A
                                            -------

1 Year................................      $  640
3 Years...............................      $1,099
5 Years...............................      $1,583
10 Years..............................      $2,915


Fees and expenses if you did not sell your shares:

                                            CLASS A
                                            -------
1 Year................................      $  640
3 Years...............................      $1,099
5 Years...............................      $1,583
10 Years..............................      $2,915


EXPENSES PAID TO THE DISTRIBUTOR

The Portfolio is allowed to pay fees to the distributor and others for promoting, selling, distributing and/or servicing its shares. These are commonly called "12b-1 fees." Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges, such as a sales commission at the time of purchase ("front end load") or at the time of sale ("back end load"). Payments are made monthly and can be up to 0.25% annually of the Portfolio's average daily net assets.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand each Portfolio's financial performance to date. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Prior to 1997, Deloitte & Touche audited the Portfolio's financial information. After 1997, this information has been audited by Tait, Weller & Baker, whose report, along with the Portfolios' financial statements, are included in the SAI or annual report, available upon request.

                                                                                  LARGE CAP GROWTH
                                                                                      PORTFOLIO
                                             ------------------------------------------------------------------------------
                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                                2002             2001             2000             1999             1998
                                             ----------       ----------       ----------       ----------       ----------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value -- Beginning of Year ...     $    16.63       $    21.73       $    23.59       $    14.47       $    10.25
                                             ==========       ==========       ==========       ==========       ==========
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net Investment Loss ....................          (0.12)           (0.13)           (0.20)           (0.12)           (0.02)
Net Realized and Unrealized Gain (Loss)
  on Investments .......................          (4.32)           (4.97)           (1.61)            9.24             4.24
                                             ----------       ----------       ----------       ----------       ----------
Total from Investment Operations .......          (4.44)           (5.10)           (1.81)            9.12             4.22
                                             ==========       ==========       ==========       ==========       ==========
DISTRIBUTIONS TO SHAREHOLDERS:
From Net Realized Gain .................             --               --            (0.05)              --               --
                                             ----------       ----------       ----------       ----------       ----------
Net Increase (Decrease) in Net Asset
  Value ................................          (4.44)           (5.10)           (1.86)            9.12             4.22
                                             ----------       ----------       ----------       ----------       ----------
Net Asset Value -- End of Year .........     $    12.19       $    16.63       $    21.73       $    23.59       $    14.47
                                             ----------       ----------       ----------       ----------       ----------
TOTAL INVESTMENT RETURN ................         (26.70)%         (23.47)%          (7.66)%          63.03%           41.17%
                                             ==========       ==========       ==========       ==========       ==========
RATIOS TO AVERAGE NET ASSETS:
Expenses After Reimbursement (Note 2) ..           1.49%            1.49%            1.48%            1.49%            1.54%
Expenses Before Reimbursement (Note 2) .           2.20%            1.99%            1.76%            2.75%            9.11%
Net Investment Loss After Reimbursement
  (Note 2) .............................          (0.82)%          (0.62)%          (1.14)%          (0.99)%          (0.43)%
Net Investment Loss Before Reimbursement
  (Note 2) .............................          (1.53)%          (1.12)%          (1.43)%          (2.26)%          (8.00)%
                                             ==========       ==========       ==========       ==========       ==========
SUPPLEMENTARY DATA:
Portfolio Turnover Rate ................            115%             124%              54%              75%              80%
Net Assets at End of Year (in
  thousands) ...........................     $   13,831       $   20,835       $   44,068       $   12,667       $    2,402
Number of Shares Outstanding at End of
  Year (in thousands) ..................          1,134            1,253            2,028              537              166
                                             ==========       ==========       ==========       ==========       ==========

                       See Notes to Financial Statements.

                                                         MID CAP GROWTH
                                                            PORTFOLIO
                                  -----------------------------------------------------------
                                                          REGULAR CLASS
                                  -----------------------------------------------------------


                                                FOR THE YEARS ENDED DECEMBER 31,
                                     2002          2001         2000          1999       1998
                                     ----          ----         ----          ----       ----
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value -- Beginning
 of Year .......................   $   22.47     $   30.84     $  30.20     $  13.65    $ 12.43
                                   =========     =========     ========     ========    =======
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net Investment Loss ............       (0.16)        (0.05)       (0.25)       (0.08)     (0.06)
Net Realized and Unrealized Gain
 (Loss) on Investments .........       (4.97)        (8.32)        1.32(A)     17.40       1.59
                                   ---------     ---------     --------     --------    -------
Total from Investment
 Operations ....................       (5.13)        (8.37)        1.07        17.32       1.53
                                   =========     =========     ========     ========    =======
DISTRIBUTIONS TO
 SHAREHOLDERS:
From Net Realized Gain .........          --            --        (0.43)       (0.77)     (0.31)
                                   ---------     ---------     --------     --------    -------
Net Increase (Decrease) in Net
 Asset Value ...................       (5.13)        (8.37)        0.64        16.55       1.22
                                   ---------     ---------     --------     --------    -------
Net Asset Value -- End of
 Year ..........................   $   17.34     $   22.47     $  30.84     $  30.20    $ 13.65
                                   ---------     ---------     --------     --------    -------
TOTAL INVESTMENT RETURN ........      (22.83)%      (27.14)%       3.63%      126.97%     12.31%
                                   =========     =========     ========     ========    =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses After Reimbursement
 (Note 2) ......................        1.34%         1.34%        1.34%        1.49%      1.66%
Expenses Before Reimbursement
 (Note 2) ......................        1.49%         1.50%        1.41%        1.69%      2.56%
Net Investment Loss After
 Reimbursement (Note 2) ........       (0.80)%       (0.19)%      (0.87)%      (1.00)%    (0.38)%
Net Investment Loss Before
 Reimbursement (Note 2) ........       (0.95)%       (0.35)%      (0.94)%      (1.23)%    (1.27)%
                                   =========     =========     ========     ========    =======
SUPPLEMENTARY DATA:
Portfolio Turnover Rate ........         170%          261%         196%         208%       211%
Net Assets at End of Year (in
 thousands) ....................   $ 136,836     $ 165,561     $261,040     $137,108    $ 8,124
Number of Shares Outstanding at
 End of Year (in thousands) ....       7,890         7,370        8,463        4,540        595
                                   =========     =========     ========     ========    =======

                                          MID CAP GROWTH
                                             PORTFOLIO
                                     -------------------------------------
                                              I CLASS
                                     -------------------------------------
                                       FOR THE YEARS        FOR THE PERIOD
                                            ENDED              ENDED
                                         DECEMBER 31,        DECEMBER 31,
                                      2002         2001        2000*
                                      ----         ----        -----
PER SHARE OPERATING
 PERFORMANCE:
Net Asset Value -- Beginning
 of Year .......................     $ 22.65      $30.95       $ 31.31
                                     =======      ======       =======
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
Net Investment Loss ............       (0.09)      (0.05)        (0.08)
Net Realized and Unrealized Gain
 (Loss) on Investments .........       (5.00)      (8.35)         0.15(A)
                                     -------      ------       -------
Total from Investment
 Operations ....................       (5.09)      (8.30)         0.07
                                     =======      ======       =======
DISTRIBUTIONS TO
 SHAREHOLDERS:
From Net Realized Gain .........          --          --         (0.43)
                                     -------      ------       -------
Net Increase (Decrease) in Net
 Asset Value ...................       (5.09)      (8.30)        (0.36)
                                     -------      ------       -------
Net Asset Value -- End of
 Year ..........................     $ 17.56      $22.65       $ 30.95
                                     -------      ------       -------
TOTAL INVESTMENT RETURN ........      (22.47)%     26.82)%        0.31%(B)
                                     =======      ======       =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses After Reimbursement
 (Note 2) ......................        0.99%        0.99%        0.99%(C)
Expenses Before Reimbursement
 (Note 2) ......................        1.14%        1.15%        1.06%(C)
Net Investment Loss After
 Reimbursement (Note 2) ........       (0.46)%       0.16%       (0.47)%(C)
Net Investment Loss Before
 Reimbursement (Note 2) ........       (0.61)%     (0.00)%(+)    (0.54)%(C)
                                     =======      ===========  =======
SUPPLEMENTARY DATA:
Portfolio Turnover Rate ........         170%         261%         196%
Net Assets at End of Year (in
 thousands) ....................     $13,179      $14,160      $24,947
Number of Shares Outstanding at
 End of Year (in thousands) ....         751          625          806
                                     =======      ===========  =======


(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

(B)  Total returns for periods of less than one year are not annualized.

(C)  Annualized

*    From Commencement of Operations February 2, 2000.

(+) The net investment income ratio is less than 0.01%.


                       See Notes to Financial Statements.

                                                                               AGGRESSIVE MICRO CAP
                                                                                     PORTFOLIO
                                                           ---------------------------------------------------------
                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                           ---------------------------------------------------------
                                                               2002         2001        2000         1999       1998
                                                           -----------  ----------- -----------   ---------- -------
           PER SHARE OPERATING PERFORMANCE:
           Net Asset Value -- Beginning of Year........    $  23.10     $  27.03    $  22.35      $ 20.42    $ 20.40
                                                           ========     ========    ========      =======    =======
           INCOME (LOSS) FROM INVESTMENT
             OPERATIONS:
           Net Investment Loss.........................       (0.28)       (0.18)      (0.14)       (0.28)     (0.14)
           Net Realized and Unrealized Gain (Loss)
             on Investments............................       (4.96)       (3.75)       5.43(A)      3.27       0.16
                                                           --------     --------    --------      -------    -------
           Total from Investment Operations............       (5.24)       (3.93)       5.29         2.99       0.02
                                                           --------     --------    --------      -------    -------
           DISTRIBUTIONS TO SHAREHOLDERS:
           From Net Realized Gain......................         --            --       (0.61)       (1.06)        --
                                                           --------     ---------   --------      -------    -------
           Net Increase (Decrease) in Net Asset
             Value.....................................       (5.24)       (3.93)       4.68         1.93       0.02
                                                           --------     --------    --------      -------    -------
           Net Asset Value -- End of Year..............    $  17.86     $  23.10    $  27.03      $ 22.35    $ 20.42
                                                           --------     --------    --------      -------    -------
           TOTAL INVESTMENT RETURN.....................      (22.68)%     (14.54)%     23.82%       14.79%      0.10%
                                                           ========     ========    ========      =======    =======
           RATIOS TO AVERAGE NET ASSETS:
           Expenses After Reimbursement (Note 2).......        1.49%        1.49%       1.48%        1.49%      1.51%
           Expenses Before Reimbursement (Note 2)......        2.23%        2.08%       1.84%        2.68%      2.50%
           Net Investment Loss After Reimbursement
             (Note 2)..................................       (1.20)%      (0.72)%     (0.85)%      (1.06)%    (0.71)%
           Net Investment Loss Before Reimbursement
             (Note 2)..................................       (1.94)%      (1.31)%     (1.21)%      (2.24)%    (1.70)%
                                                           ========     ========    ========      =======    =======
           SUPPLEMENTARY DATA:
           Portfolio Turnover Rate.....................         167%          203%        269%         190%       196%
           Net Assets at End of Year (in
             thousands)................................    $  9,481     $  16,543   $  29,191     $  5,869   $  9,651
           Number of Shares Outstanding at End of
             Year (in thousands).......................         531           716       1,080          263        473
                                                           ========     =========   =========     ========   ========

(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.


                       See Notes to Financial Statements.

                                                                                 AGGRESSIVE GROWTH
                                                                                     PORTFOLIO
                                                          -----------------------------------------------------------
                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                              2002         2001         2000         1999        1998
                                                          -----------  -----------  -----------  ----------- --------
          PER SHARE OPERATING PERFORMANCE:
          Net Asset Value -- Beginning of
            Year......................................    $  14.10     $  16.22     $  19.01     $  14.82    $  13.29
                                                          ========     ========     ========     ========    ========
          INCOME (LOSS) FROM INVESTMENT
            OPERATIONS:
          Net Investment Loss.........................       (0.15)       (0.05)       (0.19)       (0.16)      (0.15)
          Net Realized and Unrealized Gain (Loss)
            on Investments............................       (4.98)       (2.07)        0.59         6.95        1.68
                                                          --------     --------     --------     --------    --------
          Total from Investment Operations............       (5.13)       (2.12)        0.40         6.79        1.53
                                                          ========     ========     ========     ========    ========
          DISTRIBUTIONS TO SHAREHOLDERS:
          From Net Realized Gain......................          --           --        (3.19)       (2.60)         --
                                                          ---------    ---------    --------     --------    --------
          Net Increase (Decrease) in Net Asset
            Value.....................................       (5.13)       (2.12)       (2.79)        4.19        1.53
                                                          --------     --------     --------     --------    --------
          Net Asset Value -- End of Year..............    $   8.97     $  14.10     $  16.22     $  19.01    $  14.82
                                                          --------     --------     --------     --------    --------
          TOTAL INVESTMENT RETURN.....................      (36.38)%     (13.07)%       3.06%       46.11%      11.51%
                                                          ========     ========     ========     ========    ========
          RATIOS TO AVERAGE NET ASSETS:
          Expenses After Reimbursement (Note 2).......        1.49%        1.49%        1.49%        1.49%       1.68%
          Expenses Before Reimbursement (Note
            2)........................................        1.69%        1.65%        1.63%        1.68%       1.89%
          Net Investment Loss After Reimbursement
            (Note 2)..................................       (1.02)%      (0.35)%      (1.11)%      (1.00)%     (0.92)%
          Net Investment Loss Before Reimbursement
            (Note 2)..................................       (1.22)%      (0.51)%      (1.26)%      (1.20)%     (1.13)%
                                                          ========     ========     ========     ========    ========
          SUPPLEMENTARY DATA:
          Portfolio Turnover Rate.....................          517%         535%         376%         702%        237%
          Net Assets at End of Year (in
            thousands)................................    $  34,684    $  73,256    $  87,145    $  90,028   $  81,404
          Number of Shares Outstanding at End of
            Year (in thousands).......................        3,868        5,197        5,372        4,736       5,491
                                                          =========    =========    =========    =========   =========


                       See Notes to Financial Statements.

WHO IS RESPONSIBLE FOR THE PORTFOLIOS


INVESTMENT ADVISER

Navellier Management, Inc. is the Investment Adviser to all the Portfolios. Navellier is located at One East Liberty, Third Floor, Reno, Nevada, 89501.

LOUIS G. NAVELLIER has been the CEO and President of Navellier Management, Inc. since 1994. He has an aggressive investment style suitable only for investors willing to accept a little more risk and who can hold stocks long-term. Mr. Navellier developed a computer model based on an existing proven model, which identifies attractive stocks to meet the goals of each Portfolio. He has been advising Portfolio Managers based on his investment technique since 1987. Mr. Navellier has the final decision making authority on stock purchases and sales and is ultimately responsible for all decisions regarding the Portfolios.

ALAN ALPERS has been the Senior Portfolio Manager and Analyst for Navellier Management, Inc. since 1994. Mr. Alpers is the portfolio manager of and is responsible for the daily activities of all the Portfolios. He believes that with Navellier's quantitative and fundamental analysis he can select stocks that will outperform the overall stock market without exposing investors to excessive risk.

INVESTMENT ADVISER'S FEE We receive a 0.84% annual fee for managing all of the funds payable monthly, based upon each Portfolio's average daily net assets. We also receive a 0.25% annual fee for providing administrative services.

DISTRIBUTOR

Navellier Securities Corp. is the Distributor for the Portfolios and is responsible for the sale and distribution of shares to individual shareholders and broker-dealers. Mr. Navellier is 100% owner of the Distributor.

ACCOUNT POLICIES


Here are some important details to know before investing in a Navellier Performance Funds Portfolio:

HOW WE PRICE SHARES

Shares are priced at net asset value (NAV). The net asset value is calculated by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the number of outstanding shares.

WHEN SHARES ARE PRICED

NAV calculations are made once each day, after the close of trading (4:00 p.m. Eastern Time). Shares are not priced on any national holidays or other days when the New York Stock Exchange (NYSE) is closed.

IMPORTANT INFORMATION ABOUT FOREIGN STOCK TRADES

Foreign stock trades may occur on days when the NYSE is closed. As a result, share values may change when you are unable to buy or sell shares.

NOTIFICATION OF CHANGES

You will be notified of any significant changes to the Portfolios in writing at least 90 days before the changes take effect.

WHEN STATEMENTS ARE SENT

We will send you an account statement at least quarterly.

EXCESSIVE TRADING

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit excessive trading/market-timing. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management and drive fund expenses higher. The Fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) is considered excessive trading, though the Fund reserves the right to impose restrictions if there are less frequent transactions.

MARKET TIMING

The Fund is not designed for market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase order, including an order made by a market timer. Any redemption that is made as a result of this activity will be subject to any and all redemption fees.

PLEASE NOTE: The Fund reserves the right to delay sending redemption proceeds for up to seven days.

UNDERSTANDING EARNINGS


A Portfolio may pay you dividends or distributions. Here are some specifics about these earnings:

THREE KINDS OF DIVIDENDS

Dividends paid to you could be:

     -   return of capital (a repayment of the money you invested);

     - dividends or interest earned by shares of the securities in a Portfolio;

     -   capital gains earned by selling shares of stocks at a profit.

WHEN DIVIDENDS AND DISTRIBUTIONS ARE PAID

Each Portfolio will distribute all of its net investment income and net realized capital gains (if any) once a year, usually in December.

YOUR CHOICE: SHARES OR CASH

You may choose to receive dividends or distributions in one of two ways:

     - We will automatically reinvest your dividends and distributions in additional shares of the Portfolio, priced at the net asset value, unless you ask to be paid in cash. We have the right to alter this policy as long as we notify you at least 90 days before the record date for a dividend or distribution; or

     - To be paid in cash, you must notify us in writing. Cash payments will be made by check, mailed to the same address as statements and confirmations, unless you instruct us otherwise in writing.

WHO RECEIVES A DIVIDEND

You are entitled to a dividend or distribution if you buy shares before the close of business (4 p.m. Eastern Time) on the record date (the day the dividend or distribution is declared). Each Portfolio has the right to use this money until the date of payment to you.

UNDERSTANDING TAXES


Distributions received in cash or additional shares of a portfolio may be subject to federal income tax. The following are general rules concerning the tax consequences of investing in the Navellier Performance Funds Portfolios. Be sure to consult your tax adviser about the specific tax implications of your investments.

TAX CONSEQUENCES OF DIVIDENDS

Your dividends are taxable in the following ways:

     -   A return of capital is not taxable to you.

     - Dividends and interest earned by a portfolio are taxable to you as ordinary income.

     - Capital gains distributions are taxable as long-term capital gains, regardless of how long you have held the shares. When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

WHEN DIVIDENDS ARE TAXABLE

Dividends are taxable in the year they are declared. You could, therefore, receive a dividend payment in January that is taxable in the previous year because it was declared in the previous year.

TAX EXCEPTIONS

Dividends will not be taxable in the year they are paid if a portfolio is being held in a tax-advantaged account, such as an IRA.

GAINS AND LOSSES

If you sell or exchange shares, you will usually receive either a gain or a loss (based on the difference between what you paid for the shares and the price at which you sold or exchanged them). These gains and losses may be subject to federal income tax, are usually treated as capital gains, and will be either long-term or short-term depending on how long you held the shares.

REPORTING

You must report all dividends and redemptions. You may be subject to a 30% backup withholding, as required by law. (See the signature area of our application.) This amount will be credited against your federal income tax liabilities.

STATE AND LOCAL TAXES

Dividends may be subject to state and local taxes.

BE CAREFUL: TIMING CAN MAKE A DIFFERENCE

Capital gains and dividends reduce the net asset value (NAV) of each Portfolio share. Before buying shares, be aware when dividends, including capital gains distributions, are expected to be paid. If they are paid shortly after you purchase shares, the value of your shares will be reduced and the dividend or distribution will be taxable to you, even though the account will have the same value before and after the distribution.

HOW TO BUY, SELL, AND EXCHANGE SHARES


Here are some general rules to consider:

THREE WAYS TO PLACE ORDERS

You may place an order with:

     -   the Distributor, Navellier Securities Corp.;

     -   the Transfer Agent, FBR National Bank & Trust; or

     -   one of our selected broker-dealers.

PURCHASE MINIMUMS

You may buy Navellier Performance Portfolios for:

     - an initial amount of at least $2,000 per Portfolio (at least $500 per Portfolio for an IRA or other tax qualified retirement plan); and,

     -   additional investments of at least $100 per Portfolio.

MINIMUM ACCOUNT BALANCES

Accounts of less than $2,000 per Portfolio ($500 per Portfolio for IRAs) are expensive to maintain. Therefore, if you sell an amount of shares that brings your account balance below the minimum, we may ask you to add to the account to raise it above the minimum. If, 30 days later, the balance is still below the minimum, we have the right to sell the shares and close the account without your consent. (We will not close accounts if the balance falls because of market price fluctuations.)

PRICING

You receive the next NAV calculated after your properly completed order is received.

DIVIDENDS

You will be credited with dividends for shares on the day you purchase them, but you will not be credited with dividends for shares on the day you sell them.

WHEN YOU RECEIVE YOUR MONEY

You may instruct us to deposit the proceeds of a sale into the Fund for Government Investors, an unaffiliated money market mutual fund, or to mail you the proceeds. Normally, we will mail your check within seven days of the redemption. (This generally applies in cases of very large redemptions, excessive trading or during unusual market conditions.) If you sell all your shares, you will receive an amount equal to the total value of the shares plus all declared but unpaid dividends. If you buy shares by check and sell them within the next 15 days, we may delay paying you until after the 15th day from the purchase date or until the check clears, whichever occurs first. You can avoid this delay if you wire money to buy shares.

RESTRICTIONS ON PHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or any losses, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. You automatically receive telephone redemption and exchange privileges when you invest in the Fund. Telephone redemption is not available for shares held in IRAs. Furthermore, you must wait 30 days after notifying FBR National Bank & Trust of a change in your address before selling your shares by telephone. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice. If you or your financial institution transact business with the Fund over the telephone, you will generally bear the risk of any loss.

CHANGING THE TERMS

We can change any of the methods of buying or selling after giving you 30 days' written notice.

EXCHANGING SHARES

You may instruct us to exchange shares in one Navellier Portfolio for shares in another Navellier Portfolio (unless your state does not allow exchanges). We will do this by selling the shares in one Portfolio and buying shares in another. There are certain limitations:

     - The amount must be at least $2,000 ($500 for IRAs) if you're exchanging into a Portfolio for the first time; or $100 if you have already bought shares in that Portfolio.

     -   You may make only one exchange within any 30-day period.

     - You may make up to 10 exchanges per year; after the fifth one, there will be a $5 fee per exchange.

BUYING SHARES

BY MAIL

FILL OUT AN APPLICATION Complete an application naming the Portfolio or Portfolios in which you are investing and how much money is to be invested in each.

WRITE A CHECK Make the check payable to "The Navellier Performance Funds."

SEND THE CHECK AND APPLICATION Mail the check and application to:

    The Navellier Performance Funds
    c/o FBR National Bank & Trust
    4922 Fairmont Avenue
    Bethesda, MD 20814

Once your check and properly completed application are received, your shares will be bought at the next determined NAV. For example, if we receive your check after 4:00 p.m. Eastern time, the purchase will be made based on the shares' NAV of the next trading day. If additional information is required, your application will be considered incomplete until we have received it.

PLEASE NOTE: We do not accept cash, money orders, travelers' checks, foreign checks, credit card convenience checks, third party checks or checks deemed to be high-risk.

BY WIRE

CALL YOUR BANK Tell your bank to send wiring instructions including:

     - the Portfolio or Portfolios in which you are investing, and how much is to be invested in each;

     -   your Navellier account number;

     -   the order number (if available);

     -   your name.

GIVE THE BANK WIRING INSTRUCTIONS Send the wire transfer to:

    FBR National Bank & Trust
    Bethesda, MD
    Routing number 0550 71084
    For account of The Navellier Performance Funds
    Account number 029 385770

FOLLOW UP WITH A PHONE CALL You must follow up the wire with a phone call to us at 1-800-622-1386 or 1-301-657-1510 and tell us the amount you wired and the bank sending the wire.

PLEASE NOTE: You are responsible for any wiring charges from your bank. If we purchase shares based on your wiring instructions and have to cancel the purchase because your wire is not received, you may be liable for any loss the Portfolio may incur.

BY AUTOMATIC PLAN

MAKE MONTHLY PURCHASES You may make automatic monthly purchases of Portfolio shares directly from your bank account. Simply complete the automatic monthly withdrawal section of the application authorizing your bank to transfer money from your checking account to FBR National Bank & Trust. This is a free service, and you may discontinue it at any time.

PLEASE NOTE:  The Fund reserves the right to reject any purchase order.

SELLING OR EXCHANGING SHARES

BY MAIL

SEND THE FOLLOWING INFORMATION Send a written request including the:

     -   name of the Portfolio;

     -   account name and number;

     -   exact names of each registered account owner;

     - number or dollar amount of shares to be sold (or that all shares are to be sold).

The mailing address is:

    The Navellier Performance Funds
    c/o FBR National Bank & Trust
    4922 Fairmont Avenue
    Bethesda, MD 20814

BY PHONE

MAKE A PHONE CALL Call FBR National Bank & Trust at 1-800-622-1386 before 4:00 p.m. Eastern Time to have your shares sold that day.

HAVE YOUR INFORMATION READY Provide the proper personal identification information requested of you. We reserve the right to refuse the order if we cannot reasonably confirm the authenticity of the instructions.

BY AUTOMATIC PLAN

MAKE REGULAR WITHDRAWALS If you have a total of $25,000 or more invested in Navellier Performance Funds Portfolios, you may instruct us to make monthly, quarterly, or annual payments of any amount above $1,000 to anyone you name. Shares will be sold on the last business day of each month. Contact us to arrange this service.

BUYING OR SELLING THROUGH SELECTED BROKER-DEALERS

You may buy or sell shares through selected broker-dealers. The shares will be bought at the next determined NAV after receiving the order. If you think an order should have been delivered to us before 4 p.m. Eastern time but it was not, you must resolve the issue directly with your broker-dealer. The broker-dealer is responsible for sending your order in promptly.

BROKER COMPENSATION Brokers will be paid a service fee depending on the average net assets in the Portfolio in which they purchase shares. These fees are paid from the 12b-1 fee deducted from each Portfolio. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. For more information on the 12b-1 fees for each Portfolio, see the "Fees and Expenses of the Portfolio" section for each Portfolio. Certain broker-dealers may also impose transaction charges or fees for services. However, shares of the Fund purchased directly from the Fund will be free of any such transaction charges or service fees.

THE NAVELLIER PRIVACY POLICY


As you know, when you invest in the Navellier Performance Funds, you share your nonpublic personal and financial information with us. Needless to say, we take your privacy very seriously. As an investment company we provide products and services that involve compiling personal and sensitive information about you. We believe you should know that we collect only the information necessary to provide our customers with a broad range of financial products and services as effectively and conveniently as possible. We only share this information with select business partners associated with the delivery of these products and services. We are committed to protecting your privacy and do not sell this information to any third party. If you have any questions about our privacy policy please call (800) 887-8671, and we will be happy to assist you.

OUR POLICY IS TO LIMIT HOW AND WITH WHOM WE WILL SHARE INFORMATION

We do not share information about you, or our former clients, with our affiliates or with service providers or other third parties except on the limited basis permitted by law. We may share information with our Transfer Agent or Custodian in order to administer your accounts through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms. It is necessary for us to have your personal information so that we know how to contact you in order to answer questions or respond to requests for information from us. Your Social Security number and account number are used to help us protect your privacy. They allow us to verify that you are authorized to access your own account information.

WE DO NOT SELL LISTS OF OUR CLIENTS

We do not sell lists of our clients, nor do we disclose client information to marketing companies.

We do not share information with other companies, with the exception of those companies hired to provide specific services for us.

WE COLLECT ONLY THE INFORMATION NECESSARY TO DELIVER OUR PRODUCTS AND SERVICES

We collect only the information that helps us to serve your financial needs. This information helps us to provide you with exceptional customer service and to offer new products and services for our current and potential clients. This information also allows us to fulfill legal and regulatory requirements associated with our investment products.

We may collect nonpublic personal information about you from the following sources:

     - information we receive from you on applications or other forms, such as your name, address and account number;

     - information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history.

HOW YOU CAN CORRECT AND UPDATE PERSONAL INFORMATION

If you need to update or correct any personal information, you may contact us at
(800) 887-8671.

                  (This page has been left blank intentionally)

NEED TO KNOW MORE?


THE NAVELLIER PERFORMANCE FUNDS

Additional information is available free of charge in the Fund's Annual/Semi-Annual Report and the Statement of Additional Information (SAI). In our Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year. The SAI is incorporated by reference (legally considered part of this document). Documents will be sent within 3 business days of receipt of request.

    The Navellier Performance Funds
    c/o Navellier Securities Corp.
    One East Liberty, Third Floor
    Reno, Nevada 89501
    1-800-887-8671
    Internet address: http://www.navellierperformancefunds.com

Copies can also be viewed at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330), or on the Commission's Internet site (http://www.sec.gov), or by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

SEC File Number-811-9142

                                     PART B

                         THE NAVELLIER PERFORMANCE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               DATED JULY 7, 2003


      This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus of The Navellier Performance Funds (the "Fund"), dated July 7, 2003, the Prospectus of the Aggressive Small Cap Equity Portfolio of the Navellier Performance Funds dated May 1, 2003 and the Prospectus and Statement of Additional Information for the Class I shares of the Navellier Mid Cap Growth Portfolio of The Navellier Performance Funds dated May 1, 2003; copies of which Prospectuses and Statement of Additional Information may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities, Corp., One East Liberty, Third Floor, Reno, Nevada 89501; Tel: 1-800-887-8671.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................

INVESTMENT OBJECTIVES AND POLICIES..........................................

TRUSTEES AND OFFICERS OF THE FUND...........................................

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................

THE INVESTMENT ADVISER, DISTRIBUTOR,
 CUSTODIAN AND TRANSFER AGENT...............................................

BROKERAGE ALLOCATION AND OTHER PRACTICES....................................

CAPITAL STOCK AND OTHER SECURITIES..........................................

PURCHASE, REDEMPTION, AND PRICING OF SHARES.................................

TAXES.......................................................................

UNDERWRITERS................................................................

CALCULATION OF PERFORMANCE DATA.............................................

FINANCIAL STATEMENTS........................................................

APPENDIX....................................................................

                         GENERAL INFORMATION AND HISTORY

      The Fund is a business trust company organized under the laws of the State of Delaware on October 17, 1995.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE GROWTH PORTFOLIO

      The investment objective of the Navellier Aggressive Growth Portfolio is to achieve long-term growth of capital primarily through investments in stocks of companies with appreciation potential. This Portfolio is the subject of a proposed July 30, 2003 merger into The Navellier Aggressive Micro Cap Portfolio of The Navellier Performance Funds which if approved would result in the transfer of all assets and liabilities of this Portfolio into The Navellier Aggressive Micro Cap Portfolio and the liquidation of this Portfolio after July 30, 2003.

      The Navellier Aggressive Growth Portfolio is a non-diversified Portfolio, which means it may invest a larger than normal percentage of its total assets in the equity (including convertible debt) securities of any one company or companies which the Investment Adviser believes represents an opportunity for significant capital appreciation. The Investment Adviser will not invest more than 10% of the Portfolio's assets in the securities of any single company or 25% or more of the Portfolio's assets in securities issued by companies in any one industry. Since the Investment Adviser can invest more of the Portfolio's assets in the stock of a single company, this Portfolio should be considered to offer greater potential for capital appreciation as well as greater risk of loss due to the potential increased investment of assets in a single company. This Portfolio, because of its non-diversification, also poses a greater potential for volatility. This Portfolio should not be considered suitable for investors seeking current income. This Portfolio may invest its assets in the securities of a broad range of companies without restriction on their capitalization. Under normal circumstances, the Aggressive Growth Portfolio will invest at least 80% of its total assets in securities of companies. However, that projected minimum percentage could be lowered during adverse market conditions or for defensive purposes and is not a fundamental policy of the Portfolio. Securities of issuers include, but are not limited to, common and preferred stock, and convertible preferred stocks that are convertible into common stock. While this Portfolio intends to operate as a non-diversified open end management investment company for the purposes of the 1940 Act, it also intends to qualify as a regulated investment company under the Internal Revenue Code ("Code"). As a non-diversified investment company under the 1940 Act, the Fund may invest more than 5% and up to 25% of its assets in the securities of any one issuer at the time of purchase. However, for purposes of the Internal Revenue Code, as of the last day of any fiscal quarter, this Portfolio may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, the Portfolio may not have more than 5% of its total assets invested in any one issuer, nor may it own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or the securities of investment companies that qualify as regulated investment companies under the Code.

      Investors in the Aggressive Growth Portfolio pay no initial sales charge
(load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load.

INVESTMENT OBJECTIVE OF THE NAVELLIER LARGE CAP GROWTH PORTFOLIO

      The Investment Objective of the Large Cap Growth Portfolio is to achieve long-term growth of capital primarily through investment in large cap companies with appreciation potential. The Large Cap Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Large Cap Growth Portfolio seeks long-term capital appreciation through investments in securities of large cap companies (companies with market capitalization of over $10 billion) which the Investment Adviser feels are undervalued in the marketplace. Investors in the Large Cap Growth Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Adviser for the Large Cap Growth Portfolio. Navellier Securities Corp. is the principal distributor for the Large Cap Growth Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER MID CAP GROWTH PORTFOLIO

      The Investment Objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital primarily through investment in mid cap companies with appreciation potential. The Mid Cap Growth Portfolio invests in equity securities traded in all United States markets including dollar denominated foreign securities traded in United States markets. It is a diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 5% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. The Mid Cap Growth Portfolio seeks long-term capital appreciation through investments in securities of mid cap companies (companies with market capitalization of between $2 billion and $10 billion) which the Investment Adviser feels are undervalued in the marketplace. Investors in the Mid Cap Growth Portfolio pay no initial sales charge (load) but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales load. Navellier Management, Inc. is the Investment Adviser for the Mid Cap Growth Portfolio. Navellier Securities Corp. is the principal distributor for the Mid Cap Growth Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE MICRO CAP PORTFOLIO

      The Investment Objective of the Navellier Aggressive Micro Cap Portfolio is to achieve long-term growth of capital primarily through investment in companies with appreciation potential. The Aggressive Micro Cap Portfolio invests in equity securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Aggressive Micro Cap Portfolio will be to seek to achieve long-term growth of capital primarily through investments in securities of micro cap companies (companies with market capitalization of less than $1 billion) with appreciation potential. (If the proposed merger of The Navellier Aggressive Growth Portfolio into this Portfolio is approved and if the shareholders of this Portfolio approve a change in investment objective to achieve that merger, then this Portfolio will invest in securities of companies with market capitalization of up to $2 Billion.) There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. This Portfolio should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no initial sales charge but do pay an annual 0.25% fee ("12b-1 fee") which over a period of years could result in higher overall expenses than payment of an initial sales charge.

INVESTMENT OBJECTIVE OF THE NAVELLIER INTERNATIONAL GROWTH PORTFOLIO

      The Investment Objective of the International Growth Portfolio is to achieve long-term growth of capital primarily through investment in sponsored and unsponsored foreign stocks and American Depository Receipts (FDR's). We invest in companies which the Investment Adviser believes are undervalued and which the Investment Adviser believes have appreciation potential. This Portfolio seeks to achieve its investment objective by investing in equities of with superior fundamentals, including but not limited to, high dividend yields, and positive quarterly earnings changes and other value type screens. It is a non-diversified portfolio, meaning it limits its investment in the securities of any single company (issuer) to a maximum of 10% of the Portfolio assets and further limits its investments to less than 25% of the Portfolio's assets in any one industry group. Investors in the Portfolio pay no initial sales charge
(load) but do pay an annual 0.25% fee ("12b-1 fee"). Navellier Management, Inc. is the Investment Adviser for the Portfolio. Navellier Securities Corp. is the principal distributor for the Portfolio's shares. This Portfolio should not be considered suitable for investors seeking current income.

INVESTMENT OBJECTIVE OF THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

      The Investment Objective of the Navellier Aggressive Small Cap Equity Portfolio is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Aggressive Small Cap Equity Portfolio invests in equity securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Aggressive Small Cap Equity Portfolio will be to seek to achieve long-term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $2 billion) with appreciation potential. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. This Portfolio should not be considered suitable for investors seeking current income. Investors in this Portfolio pay an annual 0.25% 12b-1 fee which over a period of years could result in higher overall expenses than payment of an initial sales charge.

OTHER INVESTMENTS

      While under normal circumstances each of the Portfolios will invest at least 80% of its total assets in equity securities, each of the Portfolios may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the Investment Adviser, such investment will further the cash needs or temporary defensive needs of the Portfolio. In addition, when the Investment Adviser feels that market or other conditions warrant it, for temporary defensive purposes, each Portfolio may retain cash or invest all or any portion of its assets in cash equivalents, including money market mutual funds. Under normal conditions, a Portfolio's holdings in non-equity securities should not exceed 20% of the total assets of the Portfolio. If a Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such holdings will, in all probability, be deposited in interest-bearing or money market accounts or money market mutual funds such as the Fund for Government Investors, an unaffiliated money market mutual fund. FBR National Bank & Trust is the Fund's Transfer Agent and Custodian. Cash deposits by the Fund in interest bearing instruments administered by FBR National Bank & Trust ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market mutual fund investments have no FDIC protection. Deposits in FBR National Bank & Trust interest bearing, non money market mutual fund deposit accounts have only $100,000 protection. Money market mutual fund investment products are not insured by the FDIC. They are not deposits. Nor are they any other obligation of, or guaranteed by, any bank or bank affiliate and involve investment risks, including possible loss of the principal amount invested.

      It is anticipated that, for each of the Portfolios, all of their investments in corporate debt securities (other than commercial paper) and preferred stocks will be represented by debt securities and preferred stocks which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB; securities which are rated BBB/Baa have speculative characteristics). Although investment-quality securities are subject to market fluctuations, the risk of loss of income and principal is generally expected to be less than with lower quality securities. In the event the rating of a debt security or preferred stock in which the Portfolio has invested drops below investment grade, the Portfolio will promptly dispose of such investment. When interest rates go up, the market value of debt securities generally goes down and long-term debt securities tend to be more volatile than short term debt securities.

      In determining the types of companies which will be suitable for investment by the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Small Cap Portfolio, the International Growth Portfolio, the Large Cap Growth Portfolio, and the Aggressive Small Cap Equity Portfolio, the Investment Adviser will screen over 9,000 stocks and will take into account various factors and base its stock selection on its own model portfolio theory concepts. Each Portfolio invests primarily in what the Investment Adviser believes are undervalued common stocks believed to have long-term appreciation potential. Stocks are selected on the basis of an evaluation of factors such as earnings growth, expanding profit margins, market dominance and/or factors that create the potential for market dominance, sales growth, and other factors that indicate a company's potential for growth or increased value. There are no limitations on the Aggressive Growth Portfolio or the Large Cap Growth Portfolio as to the type, operating history, or dividend paying record of companies or industries in which these two Portfolios may invest; the principal criteria for investment is that the securities provide opportunities for capital growth. The Mid Cap Growth Portfolio invests at least 80% of its total assets in equity securities of companies defined as Mid Cap (companies with capitalization of between $2 billion and $10 Billion). The Aggressive Micro Cap Portfolio invests at least 80% of its total assets in equity securities of companies defined as micro cap (companies with capitalization of less than $1 Billion.) The Aggressive Small Cap Equity Portfolio invests at least 80% of its total assets in equity securities of companies defined as small cap (companies with capitalization of less than $2 Billion). The Large Cap Growth Portfolio invests at least 80% of its total assets in equity securities of companies defined as large cap (companies with capitalization over $5 Billion). The International Growth Portfolio is a newly created portfolio which invests at least 80% of its assets in securities of foreign companies. These Portfolios will invest up to 100% of their capital in equity securities selected for their growth or value potential. The Investment Adviser will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. When selecting such stocks for investment by the Portfolios, the issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups. The Investment Adviser, when investing for the Aggressive Growth Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio may also purchase common stocks of well known, highly researched, large companies if the Investment Adviser believes such common stocks offer opportunity for long-term capital appreciation.

LACK OF OPERATING HISTORY AND EXPERIENCE

      The Aggressive Growth Portfolio went effective December 28, 1995 and has over five years of operations. The Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio both went effective November 26, 1996 (however The Aggressive Micro Cap Portfolio was not actively marketed to the public until March 17, 1997). The Large Cap Growth Portfolio went effective December 18, 1997. The Aggressive Small Cap Equity Portfolio was originally organized as an investment company under The Navellier Series Fund which went effective April 1, 1994. The International Growth Portfolio is a newly created portfolio which went effective July 2, 2003. The Investment Adviser was organized on May 28, 1993. Although the Investment Adviser sub-contracts a substantial portion of its responsibilities for administrative services of the Fund's operations to various agents, including the Transfer Agent and the Custodian, the Investment Adviser still has overall responsibility for the administration of each of the Portfolios and oversees the administrative services performed by others as well as servicing customer's needs and, along with each Portfolio's Trustees, is responsible for the selection of such agents and their oversight. The Investment Adviser also has overall responsibility for the selection of securities for investment for each of the Portfolios. The Investment Adviser has a consulting agreement with Robert Barnes, Ph.D, whereby Mr. Barnes provides analysis and consults with the Investment Adviser regarding large cap equity securities as possible investments for The Large Cap Growth Portfolio.

      Louis Navellier, the owner of the Investment Adviser, is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $3.0 billion in investor funds. Louis Navellier, the owner of the Investment Adviser, is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and owns other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which the Investment Adviser intends to employ and invest in while managing the Portfolios of the Fund. Because many of the over-the-counter and other securities which Investment Adviser intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in one or more of the Portfolios of the Fund not being able to purchase or sell all shares which Investment Adviser desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect the performance of the Fund portfolios. Since the Investment Adviser will be trading on behalf of the various Portfolios of the Fund in some or all of the same securities at the same time that Navellier & Associates Inc., Navellier Fund Management, Inc. and other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates Inc., Navellier Fund Management, Inc., and other Navellier controlled investment entities and the Fund cannot be completed at the time the order is made, Navellier & Associates, Inc., and the other Navellier controlled investment entities and the Investment Adviser will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Fund. For example, if Navellier & Associates Inc., and Navellier Fund Management, Inc., each place a $25,000 purchase order and Investment Adviser on behalf of the Fund places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates Inc., and Navellier Fund Management, Inc., and $25,000 of the stock to the Fund. As the assets of each Portfolio of the Fund increase the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the various Portfolios. While the Investment Adviser generally does not anticipate liquidity problems (i.e., the possibility that the Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Fund has assets in excess of two billion dollars (although liquidity problems could still occur when the Fund has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity and should not invest in the Fund if he, she, or it is not willing to accept this potentially adverse risk, and by investing, acknowledges that he, she or it is aware of the risks.

      An investment in shares of any Portfolio of the Fund involves certain speculative considerations. There can be no assurance that any of the Portfolios' objectives will be achieved or that the value of the investment will increase. An investment in shares of the Aggressive Growth Portfolio and/or the Large Cap Growth Portfolio may also involve a higher degree of risk than an investment in shares of a more traditional open-end diversified investment company because the Aggressive Growth Portfolio and the Large Cap Growth Portfolio may each invest up to 10% of its assets in the securities of any single issuer and up to 25% of its assets in the securities of any single industry, thereby potentially creating greater volatility or increasing the chance of losses. As non-diversified investment Portfolios, the Aggressive Growth Portfolio and the Large Cap Growth Portfolio may each be subject to greater fluctuation in the total market value of such Portfolio, and economic, political or regulatory developments may have a greater impact on the value of these Portfolios than would be the case if these Portfolios were diversified among a greater number of issuers. All Portfolios intend to comply with the diversification and other requirements applicable to regulated investment companies under the Internal Revenue Code. An investment in the International Growth Portfolio also involves certain speculative risks because it invests in securities of foreign companies.

      As part of a merger of the Aggressive Small Cap Equity Portfolio of the Navellier Series Fund ("Series Portfolio") into the Aggressive Small Cap Equity Portfolio of this Fund ("Performance Portfolio"), the Performance Portfolio has agreed to accept all assets and to assume all valid liabilities of the Series Portfolio. There were approximately $70 million in assets transferred to the Performance Portfolio. Two of the former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio ("Portfolio") on July 24, 1998 sued to recover from the Portfolio approximately $4 million in alleged attorneys fees and costs, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. There has been a settlement with one of the former trustees Donald Simon at no cost to the Portfolio. The other former trustee Kenneth Sletten obtained a $1,514,000 judgment and seeks an additional $770,000. The U.S. District Court has ruled that he is entitled to be paid his reasonable attorneys fees and costs. A hearing will be held shortly to determine the amount if any. The amount could range from a nominal amount to $770,000. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe that there is merit to his claim or to the $1,514,000 judgment and that his right to any fees may be reversed on appeal. When the Trustees claim was $3.5 million, Navellier Management Inc. agreed to pay the amount of fees and costs ultimately awarded, however, the amount of Navellier Management's payment was not to exceed the amount of the net assets of the Portfolio at the time of the final determination. The possibility still does exist that the Portfolio which presently has assets of $3,200,000 may be liable for some or all of the attorneys' fees and costs the former Trustee claims. However, if such claim is ultimately determined by a court to be valid, only the assets of this Portfolio could be subject to such claim and not the assets of any other Portfolio of the Fund.

      INVESTMENT POLICIES The investment objectives and policies of each Portfolio are described in the "Investment Objectives and Policies" section of the Prospectus. The following general policies supplement the information contained in that section of the Prospectus. Also following are other types of investments in which the various Portfolios may invest.

      CERTIFICATES OF DEPOSIT Certificates of deposit are generally short-term, interest-bearing, negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

      TIME DEPOSITS Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

      BANKER'S ACCEPTANCES A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      COMMERCIAL PAPER Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

      CORPORATE DEBT SECURITIES Corporate debt securities with a remaining maturity of less than one year tend to become liquid and can sometimes be traded as money market securities.

      UNITED STATES GOVERNMENT OBLIGATIONS Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years, and Treasury bonds generally have a maturity of greater than five years.

      Agencies of the United States government which issue or guarantee obligations include, among others, export-import banks of the United States, Farmers' Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, the Defense Security Assistance Agency of the Department of Defense, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, the Federal National Mortgage Associates, Federal Intermediate Credit Banks, Banks for Cooperatives, and the United States Postal Service. Some of the securities are supported by the full faith and credit of the United States government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

      STOCK INDEX FUTURES A stock index futures contract (an "Index Future") is a contract to buy an integral number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

      Investments in foreign securities (those which are traded principally in markets outside of the United States), particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. The securities of some foreign issuers and securities traded principally in foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. issuers and securities traded principally in U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than those charged in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities traded principally in foreign securities markets.

      The risks of investing in foreign securities may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. Prices of securities of companies in emerging markets can be significantly more volatile than prices of securities of companies in the more developed nations of the world, reflecting the greater uncertainties of investing in less developed markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Also, such local markets typically offer less regulatory protections for investors.

      While to some extent the risks to the Fund of investing in foreign securities may be limited, since each Portfolio may not invest more than 15% of its net asset value in such securities and each Portfolio of the Fund may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist.

      The Investment Adviser will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities as described in the Investment Objectives and Policies section of this Prospectus and for the International Growth Portfolio, and such investments will be subject to the same risks described in the Principal Risks section for the International Growth Portfolio described in this Prospectus.

      INVESTMENT RESTRICTIONS The Fund's fundamental policies as they affect a Portfolio cannot be changed without the approval of a vote of a majority of the outstanding securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the matter. Such a majority is defined as the lesser of (a) 67% or more of the voting shares of the Fund present at a meeting of shareholders of the Portfolio, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions (except the percentage restrictions on borrowing and illiquid securities -- which percentage must be complied with) and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from the Portfolio.

      The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios (unless otherwise specified below) and may not be changed except as described above. The various Portfolios of the Fund except as otherwise specified herein may not:

      1. Purchase any securities on margin; PROVIDED, HOWEVER; that the Portfolios of the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

      2. Make cash loans, except that the Fund may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

      3. Make securities loans, except that the Fund may make loans of the portfolio securities of any Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33-1/3% of the value of the total assets (taken at market value) of such Portfolio.

      4. Make investments in real estate or commodities or commodity contracts, including futures contracts, although the Fund may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Portfolio.

      5. Invest in oil, gas, or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

      6. Purchase securities of companies for the purpose of exercising management or control.

      7. Participate in a joint or joint and several trading account in securities.

      8. Issue senior securities or borrow money, except that the Fund may (i) borrow money only from banks for any Portfolio for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio, and (ii) borrow money only from banks for any Portfolio for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made. As an operating policy, no Portfolio may invest in portfolio securities while the amount of borrowing of the Portfolio exceeds 5% of the total assets of such Portfolio.

      9. Pledge, mortgage, or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets of such Portfolio to secure borrowings made pursuant to the provisions of Item 8 above.

      10. Purchase for any Portfolio "restricted securities" (as defined in Rule 144(a)(3) of the Securities Act of 1933), if, as a result of such purchase, more than 10% of the net assets (taken at market value) of such Portfolio would then be invested in such securities nor will the Fund invest in illiquid or unseasoned securities if as a result of such purchase more than 5% of the net assets of such portfolio would be invested in either illiquid or unseasoned securities.

      11. Invest more than 10% of the Aggressive Growth Portfolio's or of the Large Cap Growth Portfolio's assets in the securities of any single company or 25% or more of any portfolio's total assets in a single industry; invest more than 5% of the assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio and the Large Cap Value Portfolio in securities of any single issuer.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions, except as to the 5%, 10% and 300% percentage restrictions on borrowing specified in Restriction Number 8 above.

      PORTFOLIO TURNOVER Each Portfolio has a different expected annual rate of portfolio turnover which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater expenses to the Portfolio, including brokerage commission expenses, dealer mark-ups, and other transaction costs on the sale of securities, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements, which enable the Fund to receive certain favorable tax treatment. The portfolio turnover rate for the Navellier Aggressive Micro Cap Portfolio for the period January 1, 2002 through December 31, 2002 was 166.67%. The portfolio turnover rate for the Navellier Large Cap Growth Portfolio for the period January 1, 2002 through December 31, 2002 was 114.83%. The portfolio turnover rate for the Navellier Aggressive Growth Portfolio for the period January 1, 2002 through December 31, 2002 was 517.16%. The portfolio turnover rate for the Navellier Mid Cap Growth Portfolio for the period January 1, 2002 through December 31, 2002 was 170.25%. The portfolio turnover rate for the Navellier Aggressive Small Cap Equity Portfolio for the period January 1, 2002 through December 31, 2002 was 266.63%. Because the International Growth Portfolio is a newly created portfolio, it had no portfolio turnover rate in 2002. The Fund will attempt to limit the annual portfolio turnover rate of each Portfolio to 300% or less, however, this rate may be exceeded if in the Investment Adviser's discretion securities are or should be sold or purchased in order to attempt to increase the Portfolio's performance. In Wisconsin for the year ended December 31, 2002 annual portfolio turnover rate of 300% or more is considered a speculative activity and under Wisconsin statutes could involve relatively greater risks or costs to the Fund.

      TRUSTEES AND OFFICERS OF THE FUND

      The Fund's Board of Trustees directs the business and affairs of each Portfolio of the Fund as well as supervises the Investment Adviser, Distributor, Transfer Agent and Custodian, as described below.

      The following information, as of December 31, 2002, is provided with respect to each trustee and officer of the Fund:

                                     POSITION(S) HELD WITH                       PRINCIPAL OCCUPATION(S)
      NAME AND ADDRESS            REGISTRANT AND ITS AFFILIATES                  DURING PAST FIVE YEARS
-----------------------      ----------------------------------------  --------------------------------------------
Louis Navellier(1)           Trustee and President of The Navellier    Mr. Navellier is and has been the CEO and
45                           Performance Funds. Mr. Navellier is also  President of Navellier & Associates Inc., an
One East Liberty             the CEO, President, Secretary, and        investment management company since 1988;
Third Floor                  Treasurer of Navellier Management, Inc.,  CEO and President of Navellier Management,
Reno, NV 89501               a Delaware corporation which is the       Inc., an investment management company since
                             Investment Adviser to the Fund. Mr.       May 10, 1993; CEO and President of Navellier
                             Navellier is also CEO, President,         International Management, Inc., an
                             Secretary, and Treasurer of Navellier     investment management company, since May 10,
                             Securities Corp., the principal           1993; CEO and President of Navellier
                             underwriter of the Fund's shares.         Securities Corp. since May 10, 1993; CEO and
                                                                       President of Navellier Fund Management,
                                                                       Inc., an investment management company,
                                                                       since November 30, 1995; and has been editor
                                                                       of MPT Review from August 1987 to the
                                                                       present and was publisher and editor of the
                                                                       predecessor investment advisory newsletter
                                                                       OTC Insight, which he began in 1980 and
                                                                       wrote through July 1987; a Trustee of The
                                                                       Navellier Millennium Funds, a mutual fund
                                                                       family since 1998.

Arnold Langsen(2)            Trustee (however, Professor Langsen is    Professor Langsen is currently retired. He
83                           the President and a shareholder of The    was Professor Emeritus of Financial
2206 - 209th Place N.E.      Langsen Group, Inc. of California, which  Economics, School of Business, California
Sammamish, WA 98074          corporation provides consulting services  State University at Hayward (1973-1992);
                             to Navellier & Associates Inc.)           Visiting Professor, Financial Economics,
                                                                       University of California at Berkeley
                                                                       (1984-1987).

Barry Sander                 Trustee                                   Currently retired as of December 1, 1998,
54                                                                     formerly he was the President and CEO of
1835 Ashland Mine Road                                                 Ursa Major Inc., a stencil manufacturing
Ashland, OR 97520                                                      firm and had been for the past nine years.

Joel Rossman                 Trustee                                   Currently owner of a photo framing
53                                                                     manufacturing company. Formerly he was
2921 California                                                        President and CEO of Personal Stamp
San Francisco, CA 94115                                                Exchange, Inc., a manufacturer, designer and
                                                                       distributor of rubber stamp products. He had
                                                                       been President and CEO of Personal Stamp
                                                                       Exchange for the preceding 10 years.

                                     POSITION(S) HELD WITH                       PRINCIPAL OCCUPATION(S)
      NAME AND ADDRESS            REGISTRANT AND ITS AFFILIATES                  DURING PAST FIVE YEARS
-----------------------      ----------------------------------------  --------------------------------------------
Jacques Delacroix            Trustee                                   Professor of Business Administration, Leavy
60                                                                     School of Business, Santa Clara University
519 Chestnut Street                                                    (1983-present)
Santa Cruz, CA 95060

Arjen Kuyper(1)              Treasurer                                 Mr. Kuyper is COO of Navellier & Associates,
46                                                                     Inc. and has been since September 1, 1998.
One East Liberty                                                       Prior to that he was operations manager for
Third Floor                                                            Navellier & Associates, Inc. since 1992 and
Reno, NV 89501                                                         operations manager for Navellier Management,
                                                                       Inc. and for Navellier Securities Corp.,
                                                                       since 1993.

----------

(1)   This person is an interested person affiliated with the Investment
      Adviser.

(2) This person, although technically not an interested person affiliated with the Investment Adviser, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.

                                    OFFICERS

      The officers of the Fund are affiliated with the Investment Adviser and receive no salary or fee from the Fund. The Fund's disinterested Trustees are each compensated by the Fund with an annual fee, payable quarterly (calculated at an annualized rate), of $12,500. The Trustees' fees may be adjusted according to increased responsibilities if the Fund's assets exceed one billion dollars. In addition, each disinterested Trustee receives reimbursement for actual expenses of attendance at Board of Trustees meetings.

      The Fund does not expect, in its current fiscal year, to pay aggregate remuneration in excess of $60,000 for services in all capacities to any (a) Trustee, (b) officer, (c) affiliated person of the Fund (other than the Investment Adviser), (d) affiliated person of an affiliate or principal underwriter of the Fund, or (e) all Trustees and officers of the Fund as a group.

      The Board of Trustees is permitted by the Fund's By-Laws to appoint an advisory committee which shall be composed of persons who do not serve the Fund in any other capacity and which shall have no power to dictate corporate operations or to determine the investments of the Fund. The Fund currently has no advisory committee.

                               REMUNERATION TABLE


                                                          AGGREGATE
                                                      REMUNERATION FROM
                                                       REGISTRANT AND
                                                      FUND COMPLEX FOR
                             CAPACITY IN WHICH         THE FISCAL YEAR
                               REMUNERATION                 ENDED
      NAME                       RECEIVED             DECEMBER 31, 2002
------------------       ------------------------     -----------------
Louis G. Navellier          Trustee, President,          $      0.00
                         Chief Executive Officer,
                               and Treasurer
Barry Sander                      Trustee                $ 12,948.96
Arnold Langsen                    Trustee                  13,214.08
Joel Rossman                      Trustee                $ 12,500.00
Jacques Delacroix                 Trustee                $ 12,527.90

OFFICERS' AND DIRECTORS' OWNERSHIP OF FUND SHARES

      As of December 31, 2002 the dollar range of equity securities owned by each Director in the Fund and the fund complex was as follows:

                                     DOLLAR RANGE OF      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED
                                  EQUITY SECURITIES IN         INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY
                                        THE FUND                             OF INVESTMENT COMPANIES*
                                  --------------------    -------------------------------------------------------------
           Louis G. Navellier         Over $100,000                               Over $100,000
           Barry Sander                   None                                        None
           Arnold Langsen                 None                                        None
           Joel Rossman                   None                                        None
           Jacques Delacroix         $10,001-$50,000                             $10,001-$50,000
           Arjen Kuyper              $10,001-$50,000                             $10,001-$50,000

* "Family of Investment Companies" consists of all mutual funds advised by Navellier Management, Inc.

    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    Louis Navellier is not a control person of the Fund or of any Portfolio.

                      THE INVESTMENT ADVISER, DISTRIBUTOR,
                          CUSTODIAN AND TRANSFER AGENT

THE INVESTMENT ADVISER

    Navellier Management, Inc. acts as the Investment Adviser to each of the seven existing Portfolios of the Fund. Navellier Management, Inc. is the Investment Adviser to the Navellier Large Cap Growth Portfolio and has a consulting agreement with Robert Barnes, Ph.D. for analysis regarding large cap stocks. (See discussion below.) The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Investment Adviser is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for each Portfolio. Pursuant to a separate Administrative Services Agreement, the Investment Adviser provides each Portfolio of the Fund with certain administrative services, including accounting and bookkeeping services and supervising the Custodian's and Transfer Agent's activities and each Portfolio's compliance with its reporting obligations. The Investment Adviser may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s). The Investment Adviser also provides each Portfolio of the Fund with a continuous investment program based on its investment research and management with respect to all securities and investments. The Investment Adviser will determine from time to time what securities and other investments will be selected to be purchased, retained, or sold by the various portfolios of the Fund.

    The Investment Adviser is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). Louis G. Navellier is an affiliated person of the Fund and is also the sole owner of the Distributor, Navellier Securities Corp. Louis Navellier is also the sole shareholder of Navellier & Associates Inc. (See the Statement of Additional Information.) Navellier & Associates, Inc. is registered as an investment adviser with the Securities and Exchange Commission. Louis Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

    For information regarding the Fund's expenses and the fees paid to the Investment Adviser see "Expenses of the Fund".

    (a) THE INVESTMENT ADVISER

    The offices of the Investment Adviser (Navellier Management, Inc.) are located at One East Liberty, Third Floor, Reno, Nevada 89501. The Investment Adviser began operations in May 1993 and advises this Fund, The Navellier Millennium Funds and acts as subadviser to The Growth + Value Portfolio of the ING Fund (formerly named the Pilgrim Fund).

    (i) The following individuals own the enumerated shares of outstanding stock of the Investment Adviser and, as a result, maintain control over the Investment
Adviser:

                                              SHARES OF OUTSTANDING STOCK                   PERCENTAGE OF
            NAME                               OF THE INVESTMENT ADVISER                  OUTSTANDING SHARES
----------------------------                  ---------------------------                 ------------------
Louis G. Navellier                                     1,000                                     100%

    (ii) The following individuals are affiliated with the Fund, the Investment Adviser, and the Distributor in the following capacities:

       NAME                                    POSITION
------------------       -------------------------------------------------------
Louis G. Navellier       Trustee and President of The Navellier Series Fund;
                         Director, CEO, President, Secretary, and Treasurer of
                         Navellier Management, Inc.,; Director, President, CEO,
                         Secretary, and Treasurer of Navellier Securities Corp.;
                         one of the Portfolio Managers of the Aggressive Growth
                         Portfolio, the Mid Cap Growth Portfolio, the Aggressive
                         Micro Cap Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, the Small Cap Value
                         Portfolio and the Aggressive Small Cap Equity
                         Portfolio.

Alan Alpers              One of the Portfolio Managers of the Aggressive Growth
                         Portfolio, the Mid Cap Growth Portfolio, the Aggressive
                         Micro Cap Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, the Small Cap Value
                         Portfolio and the Aggressive Small Cap Equity
                         Portfolio.

Arjen Kuyper             Treasurer of The Navellier Performance Funds.

    (iii) The management fees payable to the Investment Adviser under the terms of the Investment Advisory Agreements (the "Advisory Agreements") between the Investment Adviser and the Fund are payable monthly and are based upon 0.84% of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the International Growth Portfolio, the Large Cap Growth Portfolio and the Aggressive Small Cap Equity Portfolio. The Investment Adviser has the right, but not the obligation, to waive any portion or all of its management fee, from time to time.

    The Investment Adviser also pays Robert Barnes a consulting fee for consulting services and analysis of large cap securities in connection with the Large Cap Growth Portfolio. Investment Adviser pays Mr. Barnes an annual fee of 0.11% of the average daily net assets of the Large Cap Growth Portfolio. Such consulting fee is paid by the Investment Adviser and is not paid by the Fund or by the Large Cap Growth Portfolio.

    Navellier Management, Inc. was paid investment advisory fees for the following Portfolios in the following amounts for the following fiscal years:

        Navellier Aggressive Growth Portfolio
        2002                                                    $     469,643.00

        Navellier Mid Cap Growth Portfolio
        2002                                                    $   1,436,452.00

        Navellier Aggressive Micro Cap Portfolio
        2002                                                    $     104,681.00

        Navellier Aggressive Small Cap Equity Portfolio
        2002                                                    $      99,363.00

        Navellier Large Cap Growth Portfolio
        2002                                                    $     135,879.00

        Navellier International Growth Portfolio
        2002                                                    $           0.00
                                                         (newly created in 2003)

    The Investment Adviser has agreed to waive reimbursement of all or a portion of the expenses advanced by it on behalf of the following portfolios for the following years if total operating expenses exceed the following amounts:

                         PORTFOLIO                EXPENSE LIMIT      YEAR(S)
        --------------------------------------    -------------      -------
        Aggressive Growth Portfolio                   1.49%           2003
        Mid Cap Growth Portfolio                      1.34%           2003
        Mid Cap Growth Portfolio - I Shares           0.99%           2003
        Aggressive Micro Cap Portfolio                1.49%           2003
        Large Cap Growth Portfolio                    1.49%           2003
        Aggressive Small Cap Equity Portfolio         1.49%           2003
        International Growth Portfolio                1.49%           2003

    The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Large Cap Growth Portfolio, and the Aggressive Small Cap Equity Portfolio totaling $108,403, $260,815, $91,806, $113,766 and $117,635, respectively.

    Expenses not expressly assumed by the Investment Adviser under the Advisory Agreement are paid by the Fund. The Advisory Agreements list examples of expenses paid by the Fund for the account of the applicable Portfolio, the major categories of which relate to taxes, fees to Trustees, legal, accounting, and audit expenses, custodian and transfer agent expenses, certain printing and registration costs, and non-recurring expenses, including litigation.

    The Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its investors except for losses (i) resulting from the willful misfeasance, bad faith, or gross negligence on its part, (ii) resulting from reckless disregard by it of its obligations and duties under the Advisory Agreement, or (iii) a loss for which the Investment Adviser would not be permitted to be indemnified under the Federal Securities laws.

    (iv) Pursuant to an Administrative Services Agreement, the Investment Adviser receives an annual fee of .25% of the value of the assets under management and provides or is responsible for the provision of certain administrative services to the Fund, including, among others, the preparation and maintenance of certain books and records required to be maintained by the Fund under the Investment Company Act of 1940. The Administrative Services Agreement permits the Investment Adviser to contract out for all of its duties thereunder; however, in the event of such contracting, the Investment Adviser remains responsible for the performance of its obligations under the Administrative Services Agreement. The Investment Adviser has an agreement with FBR National Bank & Trust (successor in interest to Rushmore Trust & Savings,
FSB), to perform, in addition to custodian and transfer agent services, some or all administrative services and may contract in the future with other persons or entities to perform some or all of its administrative services. All of these contracted services are and will be paid for by the Investment Adviser out of its fees or assets.

    In exchange for its services under the Administrative Services Agreement, the Fund reimburses the Investment Adviser for certain expenses incurred by the Investment Adviser in connection therewith but does not reimburse Investment Adviser (over the amount of 0.25% annual Administrative Services Fee) to reimburse it for fees Investment Adviser pays to others for administrative services. The agreement also allows Investment Adviser to pay to its delegate part or all of such fees and reimbursable expense payments incurred by it or its delegate.

    The Investment Advisory Agreements permit the Investment Adviser to act as investment adviser for any other person, firm, or corporation, and designates the Investment Adviser as the owner of the name "Navellier" or any use or derivation of the word Navellier. If the Investment Adviser shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Navellier" as part of its title may, solely at the Investment Adviser's option, be withdrawn.

    The Investment Adviser advanced the Fund's organizational expenses which were $55,080. The Fund has agreed to reimburse the Investment Adviser for the organizational and other expenses it advances, without interest, on a date or dates to be chosen at the sole discretion of Navellier Management, Inc., or the Investment Adviser can elect to waive reimbursement of some or all of such advances. No Portfolio shall be responsible for the reimbursement of more than its proportionate share of expenses.

    (b) THE DISTRIBUTOR

    The Fund's Distributor is Navellier Securities Corp., a Delaware Corporation organized and incorporated on May 10, 1993. Navellier Securities Corp. is registered as a broker-dealer with the Securities Exchange Commission and National Association of Securities Dealers and the various states in which this Fund's securities will be offered for sale by Distributor and will be registered with such agencies and governments before any Fund shares are sold by it. The Fund's shares will be continuously distributed by Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a Distribution Agreement, dated October 17, 1995. The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. The Distributor is responsible for any payments made to its registered representatives as well as the cost in excess of the 12b-1 fee (discussed below under "Distribution Plan") of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with the distribution of shares of the Fund.

DISTRIBUTION PLANS

    THE AGGRESSIVE GROWTH PORTFOLIO DISTRIBUTION PLAN

    The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggressive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The Distributor was paid $139,778 for the Aggressive Growth Portfolio in 12b-1 fees during the twelve month period ended December 31, 2002. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

    Navellier Securities Corp. ("NSC") was paid $139,778 for the Aggressive Growth Portfolio in 12b-1 fees during fiscal 2002 and spent $0 for advertising, $5,591 for printing, $12,580 for mailing (including mailing of prospectuses to other than current shareholders), $ to underwriters, $96,594 to compensate dealers, $ to compensate NSC sales and other personnel, $ for interest and $25,013 in other expenses during fiscal 2002.

    Louis Navellier, the sole owner of Navellier Management, Inc. and the sole owner of Navellier Securities Corp., received a direct financial interest in the operation of the 12b-1 Plan.

THE MID CAP GROWTH PORTFOLIO, THE AGGRESSIVE MICRO CAP PORTFOLIO, THE INTERNATIONAL GROWTH PORTFOLIO, THE LARGE CAP GROWTH PORTFOLIO, AND THE AGGRESSIVE SMALL CAP EQUITY PORTFOLIO DISTRIBUTION PLANS

    The Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the International Growth Portfolio, the Large Cap Growth Portfolio, and the Aggressive Small Cap Equity Portfolio have each adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby each such Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of each such Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of each such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of each such Portfolio's Fund shares. Such payments are made monthly. Each 12b-1 fee includes, in addition to promotional activities, amounts that each such Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall be 0.25% per year of the average daily net assets of each such Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or each of the Portfolios directly. Each 12b-1 Plan for each such Portfolio also covers payments by the Distributor and Investment Adviser to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by each such Portfolio within the context of Rule 12b-1. The payments under each such 12b-1 Plan for each Portfolio are included in the maximum operating expenses which may be borne by each such Portfolio. Payments under each such 12b-1 Plan for each such Portfolio may exceed actual expenses incurred by the Distributor, Investment Adviser or others.

    The Distributor was paid $390,962; $31,155; $29,599; and $40,440 respectively in 12b-1 fees during the twelve month period ended December 31, 2002 for services in connection with the Mid Cap Growth Portfolio, Aggressive Micro Cap Portfolio, Aggressive Small Cap Equity Portfolio, and Large Cap Growth Portfolio, and spent $10,000 for advertising, $11,186 for printing, $33,995 for mailing (including mailing of prospectuses to other than current shareholders), $0 to underwriters, $386,397 to compensate dealers, $0 to compensate NSC sales and other personnel, $0 for interest and $69,020 in other expenses during fiscal 2002. Investors may also be charged a transaction fee if they effect transactions in fund shares through a broker or agent. Louis Navellier has a direct financial interest in the operation of each of these 12b-1 Plans. Because the International Growth Portfolio is a newly created fund portfolio effective July 2, 2003, no 12b-1 fees were paid by it in 2002.

    (c) THE CUSTODIAN AND TRANSFER AGENT

    FBR National Bank & Trust, 4922 Fairmont Avenue, Bethesda, Maryland 20814, serves as the custodian of the Fund's portfolio securities and as the Fund's transfer agent and, in those capacities, maintains certain accounting and other records of the Fund and processes requests for the purchase or the redemption of shares, maintains records of ownership for shareholders, and performs certain other shareholder and administrative services on behalf of the Fund. The Distributor shall be responsible for the review of applications in order to guarantee that all requisite and statistical information has been provided with respect to the establishment of accounts.

    (d) LEGAL COUNSEL

    The Law Offices of Samuel Kornhauser 155 Jackson Street, Suite 1807, San Francisco, California 94111 is legal counsel to the Fund, to the Investment Adviser and to the Distributor.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    In effecting portfolio transactions for the Fund, the Investment Adviser adheres to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services," as defined herein. The Investment Adviser may cause the Fund to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities; furnishing analysis and reports concerning issuers, industries, economic facts and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Investment Adviser are considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Fund and may benefit both the Fund and other clients of the Investment Adviser or customers of or affiliates of the Investment Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Investment Adviser or its affiliates may benefit the Fund.

    If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

    The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to obtaining best prices and executions, effected through dealers who sell shares of the Fund.

    The Board of Trustees of the Fund will periodically review the performance of the Investment Adviser of its respective responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

    The Board of Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. At present, no recapture arrangements are in effect. The Board of Trustees will review whether recapture opportunities are available and are legally permissible, and, if so, will determine, in the exercise of their business judgment, whether it would be advisable for the Fund to seek such recapture.

                              EXPENSES OF THE FUND

GENERAL

    Each Portfolio is responsible for the payment of its own expenses. These expenses are deducted from that Portfolio's investment income before dividends are paid. These expenses include, but are not limited to: fees paid to the Investment Adviser (fees paid to the Consultant are paid by the Investment Adviser from its fees and are NOT paid by the Fund or the applicable Portfolio or by the shareholders), the Custodian and the Transfer Agent; Trustees' fees; taxes; interest; brokerage commissions; organization expenses; securities registration ("blue sky") fees; legal fees; auditing fees; printing and other expenses which are not directly assumed by the Investment Adviser under its investment advisory or expense reimbursement agreements with the Fund. General expenses which are not associated directly with a specific Portfolio (including fidelity bond and other insurance) are allocated to each Portfolio based upon their relative net assets. The Investment Adviser may, but is not obligated to, from time to time advance funds, or directly pay, for expenses of the Fund and may seek reimbursement of or waive reimbursement of those advanced expenses.

COMPENSATION OF THE INVESTMENT ADVISER

    The Investment Adviser presently receives an annual 0.84% fee for investment management of The Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Large Cap Growth Portfolio, the International Growth Portfolio and the Aggressive Small Cap Equity Portfolio. Each fee is payable monthly, based upon each Portfolio's average daily net assets. The Investment Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to an Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund.

DISTRIBUTION PLANS

    THE AGGRESSIVE GROWTH PORTFOLIO DISTRIBUTION PLAN

    The Aggressive Growth Portfolio has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby it reimburses Distributor or others in an amount up to 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio for expenses incurred for the promotion and distribution of the shares of such Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of such Portfolio Fund shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, amounts the Aggressive Growth Portfolio may pay to Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Aggressive Growth Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services shall not exceed 0.25% per year of the average daily net assets of the Aggressive Growth Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan(s) and distribution agreements entered into between such service providers and Distributor or the Fund directly. Payments in excess of reimbursable expenses under the plan in any year must be refunded. The Rule 12b-1 expenses and fees in excess of 0.25% per year of the Aggressive Growth Portfolio's average net assets that otherwise qualify for payment may not be carried forward into successive annual periods. The Plan also covers payments by certain parties to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Aggressive Growth Portfolio within the context of Rule 12b-1. The payments under the Plan are included in the maximum operating expenses which may be borne by the Aggressive Growth Portfolio.

    THE DISTRIBUTION PLANS FOR THE MID CAP GROWTH, THE AGGRESSIVE MICRO CAP, THE INTERNATIONAL GROWTH PORTFOLIO, THE LARGE CAP GROWTH AND THE AGGRESSIVE SMALL CAP EQUITY PORTFOLIOS

    The Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the International Growth Portfolio, the Large Cap Growth Portfolio and the Aggressive Small Cap Equity Portfolio have each adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby each Portfolio compensates Distributor or others in the amount of 0.25% per annum of the average daily net assets of the applicable Portfolio for expenses incurred and services rendered for the promotion and distribution of the shares of that particular Portfolio of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, expenses (including personnel of Distributor) of preparation of sales literature and related expenses, advertisements and other distribution-related expenses, including a prorated portion of Distributor's overhead expenses attributable to the distribution of each particular portfolio's shares. Such payments are made monthly. Each 12b-1 fee includes, in addition to promotional activities, amounts each Portfolio pays to Distributor or others as a service fee to compensate such parties for personal services provided to shareholders of such Portfolio and/or the maintenance of shareholder accounts. The total amount of 12b-1 fees paid for such personal services and promotional services for each such portfolio shall be 0.25% per year of the average daily net assets of each Portfolio. The Distributor can keep all of said 12b-1 fees it receives to the extent it is not required to pay others for such services. Such Rule 12b-1 fees are made pursuant to the distribution plan and distribution agreements entered into between such service providers and Distributor or each particular Portfolio directly. The 12b-1 Plan for each of these Portfolios also covers payments by the Distributor and Investment Adviser to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by each such Portfolio within the context of Rule 12b-1. The payments under the 12b-1 Plan for each of these Portfolios are included in the maximum operating expenses which may be borne by each of these Portfolios. Payments under the 12b-1 Plan for each of these Portfolios may exceed actual expenses incurred by the Distributor, Investment Adviser or others.

BROKERAGE COMMISSIONS

    The Investment Adviser may select selected broker-dealers to execute portfolio transactions for the Portfolios of the Fund, provided that the commissions, fees, or other remuneration received by such party in exchange for executing such transactions are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. In addition, when selecting broker-dealers for Fund portfolio transactions, the Investment Adviser may consider the record of such broker-dealers with respect to the sale of shares of the Fund.

                       CAPITAL STOCK AND OTHER SECURITIES

    The rights and preferences attached to the shares of each Portfolio are described in the Prospectus. (See "Description of Shares".) The Investment Company Act of 1940 requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts, and the election of Trustees from the separate voting requirements of the Rule.

                              DESCRIPTION OF SHARES

    The Fund is a Delaware business trust organized on October 17, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Board of Trustees has the power to designate one or more classes ("Portfolios") of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such classes. Presently the Fund is offering shares of six Portfolios--the Navellier Aggressive Growth Portfolio, the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Micro Cap Portfolio, the Navellier International Growth Portfolio, the Navellier Large Cap Growth Portfolio and the Navellier Aggressive Small Cap Equity Portfolio each of which is described above.

    The shares of each Portfolio, when issued, are fully paid and non-assessable, are redeemable at the option of the holder, are fully transferable, and have no conversion or preemptive rights. Shares are also redeemable at the option of each Portfolio of the Fund when a shareholder's investment, as a result of redemptions in the Fund, falls below the minimum investment required by the Fund (see "Redemption of Shares"). Each share of a Portfolio is equal as to earnings, expenses, and assets of the Portfolio and, in the event of liquidation of the Portfolio, is entitled to an equal portion of all of the Portfolio's net assets. Shareholders of each Portfolio of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by Portfolio except as otherwise required by law or when the Board of Trustees determines that a matter to be voted upon affects only the interest of the shareholders of a particular Portfolio. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Fund is not required, and does not intend, to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of any Portfolio for the purpose of electing or removing Trustees.

    All shares (including reinvested dividends and capital gain distributions) are issued or redeemed in full or fractional shares rounded to the third decimal place. No share certificates will be issued. Instead, an account will be established for each shareholder and all shares purchased will be held in book-entry form by the Fund.

                   PURCHASE, REDEMPTION, AND PRICING OF SHARES

    The Fund's various portfolio shares are sold to the general public on a continuous basis through the Distributor, the Transfer Agent and the Distributor's network of broker-dealers.

PURCHASE BY MAIL

    Investments in the Fund can be made directly to the Distributor or through the transfer agent--FBR National Bank & Trust--or through selected securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee.

TO INVEST BY MAIL: Fill out an application designating which Portfolio you are investing in and make a check payable to "The Navellier Performance Funds." Mail the check along with the application to:

    The Navellier Performance Funds
    c/o FBR National Bank & Trust

    4922 Fairmont Avenue
    Bethesda, MD 20814

    Purchases by check will be credited to an account as of the date the Portfolio's net asset value is next determined after receipt of payment and a properly completed account application. Foreign checks will not be accepted. Be certain to specify which Portfolio or Portfolios you are investing in.

    Purchase orders which do not specify the Portfolio in which an investment is to be made will be returned. (See "Purchase and Pricing of Shares--General Purchasing Information".) Net asset value per share is calculated once daily as of 4 p.m. E.S.T. on each business day. (See "Purchase and Pricing of Shares--Valuation of Shares".)

THE NAVELLIER PERFORMANCE FUNDS' PORTFOLIOS

    The shares of each Portfolio are sold at their net asset value per share next determined after an order in proper form (i.e., a completely filled out application form) is received by the Transfer Agent.

    If an order for shares of a Portfolio is received by the Transfer Agent by 4:00 p.m. Eastern Time on any business day, such shares will be purchased at the net asset value determined as of 4:00 p.m. Eastern Time on that day. Otherwise, such shares will be purchased at the net asset value determined as of 4:00 p.m. Eastern Time on the next business day. However, orders received by the Transfer Agent from the Distributor or from dealers or brokers after the net asset value is determined that day will receive such net asset value price if the orders were received by the Distributor or broker or dealer from its customer prior to such determination and were transmitted to and received by the Transfer Agent prior to its close of business on that day (normally 4:00 p.m. Eastern Time). Shares are entitled to receive any declared dividends on the day following the date of purchase.

PURCHASES THROUGH SELECTED DEALERS

    Shares purchased through Selected Dealers will be effected at the net asset value next determined after the Selected Dealer receives the purchase order, provided that the Selected Dealer transmits the order to the Transfer Agent and the Transfer Agent accepts the order by 4:00 p.m. Eastern Time on the day of determination. See "Valuation of Shares". If an investor's order is not transmitted and accepted by 4:00 p.m. Eastern Time, the investor must settle his or her entitlement to that day's net asset value with the Selected Dealer. Investors may also purchase shares of the Fund by telephone through a Selected Dealer by having the Selected Dealer telephone the Transfer Agent with the purchase order. Investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. However, shares purchased directly from the Fund will be free of any transaction charges.

    Certain selected Dealers may effect transactions in shares of the Portfolios through the National Securities Clearing Corporation's Fund/SERV system.

    Purchases of shares through Selected Dealers not utilizing the National Securities Clearing Corporation's Fund/SERV system will be effected when received in proper form by the Transfer Agent, as described above, in the same manner and subject to the same terms and conditions as are applicable to shares purchased directly through the Transfer Agent. There is no sales load charged to the investor on purchases of the Fund's Portfolios, whether purchased through a Selected Dealer or directly through the Transfer Agent; there is however an ongoing Rule 12b-1 fee applicable to all portfolios.

    Shareholders who wish to transfer Fund shares from one broker-dealer to another should contact the Fund at (800) 622-1386.

    REDEMPTION OF SHARES The Prospectus, under "Redemption of Shares" describes the requirements and methods available for effecting redemption. The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange or any other applicable exchange, is closed (other than a customary weekend and holiday closing), (b) when trading on the New York Stock Exchange, or any other applicable exchange, is restricted, or an emergency exists as determined by the Securities and Exchange Commission ("SEC") or the Fund so that disposal of the Fund's investments or a fair determination of the net asset values of the Portfolios is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Portfolio's shareholders.

    The Fund normally redeems shares for cash. However, the Board of Trustees can determine that conditions exist making cash payments undesirable. If they should so determine (and if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund), redemption payments could be made in securities valued at the value used in determining net asset value. There generally will be brokerage and other costs incurred by the redeeming shareholder in selling such securities.

REDEMPTIONS BY TELEPHONE

    You automatically receive telephone redemption and exchange privileges when you purchase Fund shares. You may sell or exchange your shares by phone.

    If any account has more than one owner, the Transfer Agent may rely on the telephone instructions of any one owner. Each Portfolio of the Fund employs reasonable procedures in an effort to confirm the authenticity of telephone instructions, which may include giving some form of personal identification prior to acting on the telephone instructions. If these procedures are not followed, the Fund and the Transfer Agent may be responsible for any losses because of unauthorized or fraudulent instructions. By requesting telephone redemption privileges, you authorize the Transfer Agent to act upon any telephone instructions it believes to be genuine, (1) to redeem shares from your account and (2) to mail or wire transfer the redemption proceeds. You cannot redeem shares by telephone until 30 days after you have notified the Transfer Agent of any change of address.

    Telephone redemption is not available for shares held in IRAs. Each Portfolio may change, modify, or terminate its telephone redemption services at any time upon 30 days' notice.

FURTHER REDEMPTION INFORMATION

    Additional documentation regarding a redemption by any means may be required when deemed appropriate by the Fund and/or the Transfer Agent, and the request for such redemption will not be considered to have been received in proper form until such additional documentation has been received. An investor should contact the Fund or the Transfer Agent to inquire what, if any, additional documentation may be required.

    The Fund reserves the right to modify any of the methods of redemption upon 30 days' written notice to shareholders.

    Due to the high cost of maintaining accounts of less than $2,000 ($500 for IRA or other qualifying plan accounts), the Fund reserves the right to redeem shares involuntarily in any such account at their then current net asset value. Shareholders will first be notified and allowed 30 days to make additional share purchases to bring their accounts to more than $2,000 ($500 for IRA or other qualifying plan accounts). An account will not be redeemed involuntarily if the balance falls below $2,000 ($500 for IRA or other qualifying plan accounts) by virtue of fluctuations in net asset value rather than through investor redemptions.

    Under certain circumstances (i.e., when the applicable exchange is closed or trading has been restricted, etc.), the right of redemption may be suspended or the redemption may be satisfied by distribution of portfolio securities rather than cash if a proper election pursuant to Rule 18F-1 of the Investment Company Act has been made by the Fund.

    Investors may redeem their shares and instruct the Fund or Transfer Agent, in writing or by telephone, to either deposit the redemption proceeds in the Fund for Government Investors, an unaffiliated money market mutual fund, pending further instructions as to the investor's desire to subsequently reinvest in the Fund or the investor may direct some other disposition of said redemption proceeds.

    DETERMINATION OF NET ASSET VALUE As described in the Prospectus under "Purchase and Pricing of Shares - Valuation of Shares," the net asset value of shares of each Portfolio of the Fund is determined once daily as of 4 p.m. Eastern time on each day during which the New York Stock Exchange, or other applicable exchange, is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Year's Day, Presidents' Day, Martin Luther King Jr.'s birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Board of Trustees of the Exchange reserves the right to change this schedule. In the event that the New York Stock Exchange or the national securities exchanges on which small cap equities are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Fund will reconsider the time at which net asset value is to be computed.

    VALUATION OF ASSETS In determining the value of the assets of any Portfolio of the Fund, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported - as is the case with many securities traded over-the-counter - the last reported bid price. Debt securities (other than short-term obligations, i.e., obligations which have 60 days or less left to maturity, which are valued on the basis of amortized cost) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by a pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics, and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

EXCHANGE PRIVILEGES

    Shares of each Portfolio in this Fund may be exchanged for one another at net asset value. Exchanges among portfolios of the Fund may be made only in those states where such exchanges may legally be made. The total value of shares being exchanged must at least equal the minimum investment requirement of the Portfolio into which they are being exchanged. Exchanges are made based on the net asset value next determined of the shares involved in the exchange. Only one exchange in any 30-day period is permitted. The Fund reserves the right to restrict the frequency or otherwise modify, condition, terminate, or impose charges upon the exchange, upon 60 days' prior written notice to shareholders. Exchanges between Portfolios will be subject to a $5 exchange fee after five (5) exchanges per year. There is a limit of ten (10) exchanges per year. Exchanges will be effected by the redemption of shares of the Portfolio held and the purchase of shares of the other Portfolio. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss, if any, may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. For this purpose, however, a shareholder's cost basis may not include the sales charge, if any, if the exchange is effectuated within 90 days of the acquisition of the shares. Shareholders wishing to make an exchange should contact the Transfer Agent. Exchange requests in the form required by the Transfer Agent and received by the Transfer Agent prior to 4:00 p.m. Eastern Time will be effected at the next determined net asset value.

EXCESSIVE TRADING

    The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund does not permit excessive trading/market-timing. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management and drive fund expenses higher. The Fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) is considered excessive trading, though the Fund reserves the right to impose restrictions if there are less frequent transactions.

MARKET TIMING

    The Fund is not designed for market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase order, including an order made by a market timer. Any redemption that is made as a result of this activity will be subject to any and all redemption fees.

PLEASE NOTE: The Fund reserves the right to delay sending redemption proceeds for up to seven days. (This generally applies in cases of very large redemptions, excessive trading or during unusual market conditions.)

                                      TAXES

    In the case of a "series fund" (that is, a regulated investment company having more than one segregated portfolio of investments the beneficial interests in which are owned by the holders of a separate series of stock), each investment portfolio is treated as a separate corporation for federal income tax purposes. The Fund will be deemed a series fund for this purpose and, thus, each Portfolio will be deemed a separate corporation for such purpose.

    Each Portfolio of the Fund intends to qualify as a regulated investment company for federal income tax purposes. Such qualification requires, among other things, that each Portfolio (a) make a timely election to be a regulated investment company, (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities (including options and futures) or foreign currencies, and
(c) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of its assets is represented by cash, government securities, securities of other regulated investment companies, and securities of one or more other issuers (to the extent the value of the securities of any one such issuer owned by the Portfolio does not exceed 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than government securities and securities of other regulated investment companies) of any one industry. These requirements may limit the ability of the Portfolios to engage in transactions involving options and futures contracts.

    If each Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on its "investment company taxable income" (calculated by excluding the amount of its net capital gain, if any, and by excluding the dividends-received and net operating loss deductions) or "net capital gain" (the excess of its long-term capital gain over its net short-term capital loss) which is distributed to shareholders. In determining taxable income, however, a regulated investment company holding stock on the record date for a dividend is required to include the dividend in income on the later of the ex-dividend date or the date of acquisition.

    DIVIDENDS AND DISTRIBUTIONS

    All dividends and distributions with respect to the shares of any Portfolio will be payable in shares at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as return of capital, ordinary income or long-term capital gain for federal income tax purposes. Between the record date and the cash payment date, each Portfolio retains the use and benefits of such monies as would be paid as cash dividends.

    Each Portfolio will distribute all of its net investment income and net realized capital gains, if any, annually in December.

    If a cash payment is requested with respect to the Portfolio, a check will be mailed to the shareholder. Unless otherwise instructed, the Transfer Agent will mail checks or confirmations to the shareholder's address of record.

    The federal income tax laws impose a four percent (4%) nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet distribution requirements specified in the federal income tax laws. Each Portfolio intends to comply with the distribution requirements and thus does not expect to incur the four percent (4%) nondeductible excise tax, although the imposition of such excise tax may possibly occur.

    Shareholders will have their dividends and/or capital gain distributions reinvested in additional shares of the applicable Portfolio(s) unless they elect in writing to receive such distributions in cash. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether they want dividends reinvested or distributed.

    The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. (See "Taxes" following.)

    In the case of foreign participants whose dividends are subject to U.S. income tax withholding and in the case of any participants subject to 31% federal backup withholding, the Transfer Agent will reinvest dividends after deduction of the amount required to be withheld.

    Experience may indicate that changes in the automatic reinvestment of dividends are desirable. Accordingly, the Fund reserves the right to amend or terminate this provision as applied to any dividend or distribution paid subsequent to written notice of the change sent to shareholders at least 90 days before the record date for such dividend or distribution.

    Dividends paid out of net investment income and net short-term capital gains of a Portfolio will be taxable to shareholders as ordinary income regardless of whether such distributions are reinvested in additional shares or paid in cash. If a portion of a Portfolio's net investment income is derived from dividends from domestic corporations, a corresponding portion of the dividends paid out of such income may be eligible for the dividends-received deduction. Corporate shareholders will be informed as to the portion, if any, of dividends received by them which will qualify for the dividends-received deduction.

    Dividends paid out of the net capital gain of a Portfolio that are designated as capital gain dividends by the Fund will be taxable to shareholders as long-term capital gains regardless of how long the shareholders have held their shares. Such dividends will not be eligible for the dividends-received deduction. If shares of the Fund to which such capital gains dividends are attributable are held by a shareholder for less than 31 days and there is a loss on the sale or exchange of such shares, then the loss, to the extent of the capital gain dividend or undistributed capital gain, is treated as a long-term capital loss.

    All distributions, whether received in shares or cash, must be reported by each shareholder on his federal income tax return. Taxable dividends declared in October, November, or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been paid by the Fund and received by such shareholders on December 31 of the year if such dividend is actually paid by the Fund during January of the following year.

    Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

    The redemption of all or part of the shares of a series held by any shareholder will generally be treated as a sale or exchange unless the redemption fails to substantially reduce the shareholder's percentage ownership interest in the related Portfolio (determined for this purpose using certain specific rules of constructive ownership). Any redemption that does not substantially reduce a shareholder's percentage ownership interest in a Portfolio may be treated as a dividend.

    If a redemption is treated as a sale or exchange, the shareholder will generally recognize gain or loss measured by the difference between the redemption price and the basis of the shares. This gain will generally be treated as capital gain (long-term or short-term, depending upon the shareholder's holding period for the redeemed shares).

    The exchange of the shares in one Portfolio for shares in another Portfolio will be treated as a taxable exchange for federal income tax purposes. If the exchange occurs within 90 days of the acquisition of the original shares, however, the shareholder's basis in the original shares will not include the sales charge, if any, to the extent such charge does not exceed the amount that would have been charged on the acquisition of the second-acquired shares if such shares were acquired directly. To the extent that the sales charge, if any, paid upon acquisition of the original shares is not taken into account in determining the shareholder's gain or loss from the disposition of the original shares, it is added to the basis of the newly acquired shares.

    On or before January 31 of each year, the Fund will issue to each person who was a shareholder at any time in the prior year a statement of the federal income tax status of all distributions made to such shareholder.

    Shareholders who fail to provide correct taxpayer identification numbers or fail to certify as to no loss of exemption from backup withholding or otherwise fail to comply with applicable requirements of the law relating to backup withholding will be subject to backup withholding with respect to dividends at the rate of 31% unless they are corporations or come within other exempt categories. Any amounts paid as backup withholding will be creditable against the federal income tax liabilities of the affected shareholders. All shareholders should consult their own tax advisers with regard to the tax consequences applicable to their respective investments in the Fund.

    The foregoing discussion relates solely to United States federal income tax laws as applicable to United States persons (that is, citizens and residents of the United States and domestic corporations, partnerships, trusts, and estates). Each shareholder who is not a United States person should consult his tax adviser regarding the United States and non-United States tax consequences of ownership of shares, including the possibility that distributions by the Fund may be subject to a United States withholding tax at the rate of 30% (or at a lower rate under an applicable United States income tax treaty).

    Each Portfolio will be subject to a nondeductible excise tax for any year equal to 4% of the "required distribution" for the year over the "distributed amount" for the year. For this purpose, the term "required distribution" means, with respect to any year, the sum of (a) 98% of the Portfolio's "ordinary income" (that is, its taxable income determined by excluding its net capital gain, if any, by disallowing the dividends-received and net operating loss deductions, and by not taking into account any capital gain or loss), (b) 98% of its net capital gain income (that is, the excess of capital gains over capital losses) for the one-year period ending on December 31 of the year, and (c) the "prior year shortfall" (that is, the excess, if any, of the "grossed-up required distribution" for the prior year over the "distributed amount" for such year). For this purpose, the term "grossed-up required distribution" means, with respect to any year, the required distribution for the year (determined by including 100% of the Portfolio's ordinary income and capital gain net income) and the term "distributed amount" means, with respect to any year, the sum of
(a) the amount of dividends-paid or deemed paid during the year, (b) any amount on which the Portfolio is required to pay corporate tax for the year, and (c) the excess, if any, of the distributed amount for the prior year over the required distribution for such year.

    The individual Portfolios will not be subject to tax in Delaware for any year in which they each qualify as a regulated investment company. They may, however, be subject to such tax for any year in which they do not so qualify and may be subject to tax in certain other states where they are deemed to be doing business. Moreover, distributions may be subject to state and local taxes. In those states which have income tax laws, the tax treatment of such Portfolios and the tax treatment of shareholders with respect to distributions may be different from the federal income tax treatment of such persons.

    The foregoing is a general summary of the federal income tax consequences of investing in the Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisors about the tax consequences of an investment in the Fund in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

                                  UNDERWRITERS

    The Fund's shares will be continuously distributed through Navellier Securities Corp. (the "Distributor") located at One East Liberty, Third Floor, Reno, Nevada 89501, pursuant to a distribution agreement dated October 17, 1995. The Distributor has been selling this Fund's shares since December 28, 1995.

    The Distributor acts as the sole principal underwriter of the Fund's shares. Through a network established by the Distributor, the Fund's shares may also be sold through selected investment brokers and dealers. For a description of the Distributor's obligations to distribute the Fund's securities, see "The Investment Adviser, Distributor, Custodian and Transfer Agent - Distributor."

    The following table sets forth the remuneration received by Navellier Securities Corp. ("NSC"), the Distributor, (which is wholly owned by Louis Navellier) for the following years:

                  UNDERWRITING
                  DISCOUNTS AND          COMPENSATION ON           BROKERAGE                     OTHER
     YEAR         COMMISSIONS              REDEMPTIONS            COMMISSIONS                COMPENSATION*
     ----         -------------          ---------------          -----------                -------------
  1995               $  0                     $  0                    $  0                    $         0
  1996               $  0                     $  0                    $  0                    $   147,832
  1997               $  0                     $  0                    $  0                    $   258,601
  1998               $  0                     $  0                    $  0                    $   354,814
  1999               $  0                     $  0                    $  0                    $   443,158
  2000               $  0                     $  0                    $  0                    $   994,560
  2001               $  0                     $  0                    $  0                    $   825,521
  2002               $  0                     $  0                    $  0                    $   650,376

* These "other compensation" amounts are 12b-1 fees paid to NSC.

                         CALCULATION OF PERFORMANCE DATA

    Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as total return on the applicable Portfolio.

    The average annual total return on such Portfolios represents an annualization of each Portfolio's total return ("T" in the formula below) over a particular period and is computed by finding the current percentage rate which will result in the ending redeemable value ("ERV" in the formula below) of a $1,000 payment* ("P" in the formula below) made at the beginning of a one-, five-, or ten-year period, or for the period from the date of commencement of the Portfolio's operation, if shorter ("n" in the formula below). The following formula will be used to compute the average annual total return for the
Portfolio:

                               P (1 + T)(n) = ERV

    In addition to the foregoing, each Portfolio may advertise its total return over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.

    For the fiscal year 2002, the Navellier Aggressive Growth Portfolio had a total return of -36.38%; The Navellier Mid Cap Growth Portfolio had a total return of -22.83%. The Navellier Aggressive Micro Cap Portfolio had a total return of -22.68%. The Large Cap Growth Portfolio had a total return of -26.70%; and the Aggressive Small Cap Equity Portfolio had a total return of -33.29%.

    Performance information for the Portfolios shall reflect only the performance of a hypothetical investment in the Portfolios during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

    Each Portfolio may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, or other services, as having the same investment objectives. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks ("S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

As summarized in the Prospectus under the heading "Performance and Yield," the total return of each Portfolio may be quoted in advertisements and sales literature.

                              FINANCIAL STATEMENTS*

* (References in these financial statements to the Aggressive Small Cap Portfolio refer to the Navellier Performance Funds portfolio which is now named the Navellier Aggressive Micro Cap Portfolio)

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
December 31, 2002

                                                    AGGRESSIVE GROWTH PORTFOLIO
                      ----------------------------------------------------------------------------------------
                                                                                              MARKET VALUE
                              SHARES                                                            (NOTE 1)
                      ----------------------------------------------------------------------------------------
                      COMMON STOCKS -- 111.5%
                      AUDIO AND VIDEO PRODUCTS -- 7.8%
                                    135,300   Applied Films Corp.*                           $   2,704,646
                                                                                             -------------

                      AUTOMOTIVE -- 4.4%
                                    100,000   Nissan Motor Co., Ltd.                             1,538,000
                                                                                             -------------

                      CASINOS AND GAMING -- 3.7%
                                     75,000   Alliance Gaming Corp.*                             1,277,250
                                                                                             -------------

                      CHEMICALS -- 3.6%
                                     25,000   Ecolab, Inc.                                       1,237,500
                                                                                             -------------

                      COMPUTER EQUIPMENT -- 24.2%
                                    349,000   CompuCom Systems, Inc.*                            1,957,890
                                    200,000   Cray, Inc.*                                        1,534,000
                                     50,000   Imation Corp.*                                     1,754,000
                                     60,000   Neoware Systems, Inc.*                               894,600
                                    105,000   Pinnacle Systems, Inc.*                            1,429,050
                                     40,000   SanDisk Corp.*                                       812,000
                                                                                             -------------
                                                                                                 8,381,540

                      COMPUTER SOFTWARE AND SERVICES -- 14.2%
                                     30,000   Cognizant Technology
                                              Solutions Corp.*                                   2,166,900
                                     25,000   Pixar, Inc.*                                       1,324,750
                                     50,000   United Online, Inc.*                                 797,050
                                    100,000   Western Digital Corp.*                               639,000
                                                                                             -------------
                                                                                                 4,927,700

                      CONSUMER PRODUCTS AND SERVICES -- 2.4%
                                     15,000   Hotels.com*                                          819,450
                                                                                             -------------

                      ELECTRONICS -- 4.8%
                                     60,000   Energizer Holdings, Inc.*                          1,674,000
                                                                                             -------------

                      INSURANCE -- 6.0%
                                     60,000   SAFECO Corp.                                       2,080,200
                                                                                             -------------

                      MEDICAL EQUIPMENT AND SUPPLIES -- 7.2%
                                     50,000   Immucor, Inc.*                                     1,012,500
                                     30,000   Varian Medical Systems, Inc.*                      1,488,000
                                                                                             -------------
                                                                                                 2,500,500

                                                                                               MARKET VALUE
                              SHARES                                                             (NOTE 1)
                      ========================================================================================
                      OIL AND GAS SERVICES -- 4.1%
                                     45,000   Patina Oil & Gas Corp.*                       $     1,424,250
                                                                                            ---------------

                      PHARMACEUTICALS -- 2.3%
                                     50,000   Amylin Pharmaceuticals, Inc.*                         807,000
                                                                                            ---------------

                                                                                               MARKET VALUE
                              SHARES                                                             (NOTE 1)
                      ========================================================================================
                      RETAIL -- 3.2%
                                     65,000   PETsMART, Inc.*                                     1,113,450
                                                                                            ---------------

                      SEMICONDUCTORS AND RELATED -- 7.9%
                                    150,000   Integrated Circuit Systems, Inc.*                   2,737,500
                                                                                            ---------------

                      TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 12.9%
                                     75,000   Inter-Tel, Inc.                                     1,568,250
                                    100,000   InterDigital Communications Corp.*                  1,456,000
                                     75,000   j2 Global Communications, Inc.*                     1,428,000
                                                                                            ---------------
                                                                                                  4,452,250

                      TRANSPORTATION -- 2.8%
                                     25,000   Ryanair Holdings PLC ADR*                             979,000
                                                                                            ---------------

                      TOTAL COMMON STOCKS
                        (COST $39,754,609)                                                       38,654,236
                                                                                            ---------------

                      MONEY MARKET FUNDS -- 19.9%
                                       6,912,579 FBR Fund for Government Investors
                                                                  (Cost $6,912,579)               6,912,579
                                                                                            ---------------

                      TOTAL INVESTMENTS -- 131.4%
                        (COST $46,667,188)                                                       45,566,815
                      Liabilities in Excess of Other
                        Assets -- (31.4)%                                                       (10,882,330)
                                                                                            ---------------

                      NET ASSETS -- 100.0%                                                  $    34,684,485
                                                                                            ===============

                                                     MID CAP GROWTH PORTFOLIO
                      ----------------------------------------------------------------------------------------
                                                                                              MARKET VALUE
                              SHARES                                                            (NOTE 1)
                      ----------------------------------------------------------------------------------------
                      COMMON STOCKS -- 95.6%
                      APPAREL -- 3.8%
                                    175,400   Coach, Inc.*                                   $    5,774,168
                                                                                             --------------

                      AUTOMOTIVE -- 3.2%
                                     67,200   AutoZone, Inc.*                                     4,747,680
                                                                                             --------------

                      BANKING -- 6.0%
                                    300,000   Hudson City Bancorp, Inc.                           5,589,000
                                    101,000   North Fork Bancorporation, Inc.                     3,407,740
                                                                                             --------------
                                                                                                  8,996,740

                      COMPUTER EQUIPMENT -- 5.0%
                                     73,000   CDW Computer Centers, Inc.*                         3,201,050
                                     72,000   Lexmark International, Inc.*                        4,356,000
                                                                                             --------------
                                                                                                  7,557,050

                      COMPUTER SOFTWARE AND SERVICES -- 22.4%
                                    196,400   Adobe Systems, Inc.                                 4,892,324
                                    275,000   Cognos, Inc.*                                       6,448,750
                                     97,800   Electronic Arts, Inc.*                              4,867,506
                                     74,000   Intuit, Inc.*                                       3,472,080
                                     85,000   Mercury Interactive Corp                            2,520,250
                                     96,400   Pixar, Inc.*                                        5,108,236
                                    157,000   Symantec Corp.*                                     6,350,650
                                                                                             --------------
                                                                                                 33,659,796

                      CONSUMER PRODUCTS AND SERVICES -- 11.4%
                                    125,000   Apollo Group, Inc.*                                 5,500,000

                                                     MID CAP GROWTH PORTFOLIO
                      ----------------------------------------------------------------------------------------
                                                                                              MARKET VALUE
                              SHARES                                                            (NOTE 1)
                      ----------------------------------------------------------------------------------------
                                     65,000   Expedia, Inc.*                                      4,350,463
                                     84,000   Hotels.com*                                         4,588,920
                                     72,000   Westwood One, Inc.*                                 2,689,920
                                                                                             --------------
                                                                                                 17,129,303

                      ELECTRONICS -- 5.8%
                                    300,000   American Power Conversion Corp.*                    4,545,000
                                    148,000   Energizer Holdings, Inc.*                           4,129,200
                                                                                             --------------
                                                                                                  8,674,200

                      FINANCIAL SERVICES -- 2.8%
                                    100,000   Moody's Corp.                                       4,129,000
                                                                                             --------------

                      HEALTHCARE PRODUCTS AND SERVICES -- 2.2%
                                     97,000   Gilead Sciences, Inc.*                              3,298,000
                                                                                             --------------

                      MANUFACTURING -- 1.5%
                                     37,000   ITT Industries, Inc.                                2,245,530
                                                                                             --------------

                                                                                              MARKET VALUE
                               SHARES                                                           (NOTE 1)
                       =======================================================================================
                       MEDICAL EQUIPMENT AND SUPPLIES -- 8.2%
                                      90,000   DENTSPLY International, Inc.                $      3,351,510
                                      90,000   Oxford Health Plans, Inc.*                         3,280,500
                                      71,000   Patterson Dental Co.*                              3,105,540
                                      50,500   Varian Medical Systems, Inc.*                      2,504,800
                                                                                           ----------------
                                                                                                 12,242,350

                       MEDICAL SPECIALTIES -- 2.0%
                                      93,000   Lincare Holdings, Inc.*                            2,940,660
                                                                                           ----------------

                       OIL AND GAS SERVICES -- 3.3%
                                      47,000   Apache Corp.                                       2,678,530
                                      49,000   Devon Energy Corp.                                 2,249,100
                                                                                           ----------------
                                                                                                  4,927,630

                       RETAIL -- 11.1%
                                     175,000   Amazon.com, Inc.*                                  3,305,750
                                      90,000   Michaels Stores, Inc.*                             2,817,000
                                     225,000   PETsMART, Inc.*                                    3,854,250
                                      49,500   Ross Stores, Inc.                                  2,098,305
                                     170,000   Williams-Sonoma, Inc.*                             4,615,500
                                                                                           ----------------
                                                                                                 16,690,805

                       SEMICONDUCTORS AND RELATED -- 4.7%
                                     306,100   NVIDIA Corp.*                                      3,523,211
                                     103,000   QLogic Corp.*                                      3,554,530
                                                                                           ----------------
                                                                                                  7,077,741

                       TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.2%
                                      75,000   L-3 Communications Holdings, Inc.*                 3,368,250
                                                                                           ----------------

                       TOTAL COMMON STOCKS
                         (COST $142,813,621)                                                    143,458,903
                                                                                           ----------------

                       MONEY MARKET FUNDS -- 1.5%
                                   2,229,071   FBR Fund for Government
                                               Investors
                                               (Cost $2,229,071)                                  2,229,071
                                                                                           ----------------

                                                                                              MARKET VALUE
                               SHARES                                                           (NOTE 1)
                       =======================================================================================
                       TOTAL INVESTMENTS -- 97.1%
                         (COST $145,042,692)                                                    145,687,974
                       Other Assets Less Liabilities -- 2.9%                                      4,327,324
                                                                                           ----------------

                       NET ASSETS -- 100.0%                                                $    150,015,298
                                                                                           ================

                                                  AGGRESSIVE MICRO CAP PORTFOLIO
                      ----------------------------------------------------------------------------------------
                                                                                             MARKET VALUE
                              SHARES                                                           (NOTE 1)
                      ----------------------------------------------------------------------------------------
                      COMMON STOCKS -- 96.8%
                      AEROSPACE/DEFENSE -- 3.3%
                                     12,000   InVision Technologies, Inc.*                  $     316,320
                                                                                            -------------

                      APPAREL -- 3.1%
                                     16,500   Pacific Sunwear of
                                              California, Inc.*                                   291,885
                                                                                            -------------

                      AUTOMOTIVE -- 1.8%
                                     15,000   Spartan Motors, Inc.*                               170,700
                                                                                            -------------

                      BUILDING AND CONSTRUCTION -- 2.3%
                                      7,000   Hovnanian Enterprises, Inc.*                        221,900
                                                                                            -------------

                      BUSINESS SERVICES -- 3.0%
                                     11,000   Pre-Paid Legal Services, Inc.*                      288,200
                                                                                            -------------


                      CASINOS AND GAMING -- 5.6%
                                     13,700   Alliance Gaming Corp.*                              233,311
                                     22,000   Monarch Casino & Resort, Inc.*                      302,060
                                                                                            -------------
                                                                                                  535,371

                      CHEMICALS -- 3.9%
                                     20,000   A. Schulman, Inc.                                   372,200
                                                                                            -------------

                      COMPUTER EQUIPMENT -- 11.5%
                                     44,000   Cray, Inc.*                                         337,480
                                     21,300   Neoware Systems, Inc.*                              317,583
                                     21,500   Pinnacle Systems, Inc.*                             292,615
                                     22,500   Western Digital Corp.*                              143,775
                                                                                            -------------
                                                                                                1,091,453

                      COMPUTER SOFTWARE AND SERVICES -- 5.2%
                                     50,000   Pervasive Software, Inc.*                           206,000
                                     15,000   Verisity Ltd.*                                      285,900
                                                                                            -------------
                                                                                                  491,900

                      ELECTRONICS -- 4.4%
                                     10,000   Benchmark Electronics, Inc.*                        286,600
                                     28,600   Sonic Solutions*                                    143,000
                                                                                            -------------
                                                                                                  429,600

                      ENGINEERING AND CONSULTING
                        SERVICES -- 7.8%
                                      5,000   EMCOR Group, Inc.*                                  265,050
                                     11,700   FTI Consulting, Inc.*                               469,755
                                                                                            -------------
                                                                                                  734,805

                                                  AGGRESSIVE MICRO CAP PORTFOLIO
                      ----------------------------------------------------------------------------------------
                                                                                             MARKET VALUE
                              SHARES                                                           (NOTE 1)
                      ----------------------------------------------------------------------------------------
                      FOOD, BEVERAGE AND TOBACCO -- 3.7%
                                     10,000   Panera Bread Co.*                                   348,100
                                                                                            -------------

                      HEALTHCARE PRODUCTS AND SERVICES -- 2.9%
                                     20,000 American Medical Security
                                                           Group, Inc.*                           279,600
                                                                                            -------------

                                                                                            MARKET VALUE
                              SHARES                                                          (NOTE 1)
                      ========================================================================================
                      INSURANCE -- 2.4%
                                      5,500   Hilb, Rogal and Hamilton Co.                 $     224,950
                                                                                           -------------

                      MEDICAL EQUIPMENT AND SUPPLIES -- 5.6%
                                     20,000   Hanger Orthopedic Group, Inc.*                     263,000
                                     13,000   Immucor, Inc.*                                     263,250
                                                                                           -------------
                                                                                                 526,250

                      METALS AND MINING -- 2.8%
                                     10,500   Royal Gold, Inc.                                   261,671
                                                                                           -------------

                      OIL AND GAS SERVICES -- 2.9%
                                     11,000   Oceaneering International, Inc.*                   272,140
                                                                                           -------------

                      PHARMACEUTICALS -- 5.1%
                                     23,400   Chattem, Inc.*                                     480,870
                                                                                           -------------

                      REAL ESTATE -- 2.5%
                      13,500 Fidelity National Information
                                              Solutions, Inc.*                                   232,875
                                                                                           -------------

                      RESTAURANTS -- 7.2%
                                     15,000   Landry's Restaurants, Inc.                         318,600
                                     10,000   P.F. Chang's China Bistro, Inc.*                   363,000
                                                                                           -------------
                                                                                                 681,600

                      RETAIL -- 2.7%
                                     10,000   Fred's, Inc.                                       257,000
                                                                                           -------------

                      SEMICONDUCTORS AND RELATED -- 2.3%
                                     14,000   Artisan Components, Inc.*                          216,020
                                                                                           -------------

                      UTILITIES -- 4.8%
                                     13,500   Denbury Resources, Inc.*                           152,550
                                      8,000   UGI Corp.                                          299,120
                                                                                           -------------
                                                                                                 451,670

                      TOTAL COMMON STOCKS
                        (COST $8,628,008)                                                      9,177,080
                                                                                           -------------

                      MONEY MARKET FUNDS -- 3.4%
                         325,453              FBR Fund for Government Investors
                                              (Cost $325,453)                                    325,453
                                                                                           -------------

                      TOTAL INVESTMENTS -- 100.2%
                        (COST $8,953,461)                                                      9,502,533
                      Liabilities in Excess of Other
                        Assets -- (0.2)%                                                         (21,351)
                                                                                           -------------

                      NET ASSETS -- 100.0%                                                 $   9,481,182
                                                                                           =============

                                                SMALL CAP VALUE PORTFOLIO
                      ----------------------------------------------------------------------------------------
                                                                                             MARKET VALUE
                              SHARES                                                           (NOTE 1)
                      ----------------------------------------------------------------------------------------
                      COMMON STOCKS -- 97.5%
                      APPAREL -- 6.2%
                                      7,870   Kellwood Co.                                   $   204,620
                                      7,180   Quicksilver, Inc.*                                 191,419
                                                                                             -----------
                                                                                                 396,039

                      BANKING -- 4.0%
                                      9,500   Community First Bankshares, Inc.                   251,370
                                                                                             -----------

                      BUILDING AND CONSTRUCTION -- 2.1%
                                     15,780   USG Corp.*                                         133,341
                                                                                             -----------

                      CASINOS AND GAMING -- 1.5%
                                      6,650   Boyd Gaming Corp.*                                  93,432
                                                                                             -----------

                      CHEMICALS -- 4.2%
                                     17,600   RPM International, Inc.                            268,928
                                                                                             -----------

                      COMPUTER EQUIPMENT -- 11.4%
                                      9,600   Avocent Corp.*                                     213,312
                                     35,200   CompuCom Systems, Inc.*                            197,472
                                      9,000   Imation Corp.*                                     315,720
                                                                                             -----------
                                                                                                 726,504

                      CONSUMER PRODUCTS AND SERVICES -- 13.6%
                                      9,500   Blyth, Inc.                                        254,220
                                     44,890   MPS Group, Inc.*                                   248,691
                                     15,000   Nu Skin Enterprises, Inc.                          179,550
                                      7,000   Regis Corp.                                        181,930
                                                                                             -----------
                                                                                                 864,391

                      ENERGY EQUIPMENT & SERVICES -- 4.7%
                                     19,150   Headwaters, Inc.*                                  297,016
                                                                                             -----------

                      FINANCIAL SERVICES -- 1.6%
                        6,000 Charter Municipal Mortgage
                                              Acceptance Co.                                     104,220
                                                                                             -----------

                      FOOD, BEVERAGE, AND TOBACCO -- 1.2%
                                      3,250   Sensient Technologies Corp.                         73,028
                                                                                             -----------

                      HEALTHCARE PRODUCTS AND SERVICES -- 2.4%
                                     17,700   US Oncology, Inc.*                                 153,459
                                                                                             -----------

                      INDUSTRIAL GAS AND SERVICES -- 7.2%
                                     18,400   AirGas, Inc.*                                      317,400
                                      5,260   Hughes Supply, Inc.                                143,703
                                                                                             -----------
                                                                                                 461,103
                      MEDICAL EQUIPMENT AND SUPPLIES -- 3.8%
                                     11,480   Hanger Orthopedic Group, Inc.*                     150,962
                                      2,300   Pediatrix Medical Group, Inc.*                      92,138
                                                                                             -----------
                                                                                                 243,100

                                                                                             MARKET VALUE
                              SHARES                                                           (NOTE 1)
                      =======================================================================================
                      OFFICE EQUIPMENT AND SUPPLIES -- 2.9%
                                       37,000 OfficeMax, Inc.*                             $     185,000
                                                                                           -------------

                                                                                             MARKET VALUE
                              SHARES                                                           (NOTE 1)
                      =======================================================================================
                      PAPER AND PACKAGING -- 2.2%
                                       17,700 Crown Cork & Seal Company, Inc.*                   140,715
                                                                                           -------------

                      REAL ESTATE INVESTMENT TRUST -- 3.4%
                                       25,650 MFA Mortgage Investments, Inc.                     215,460
                                                                                           -------------

                      RESTAURANTS -- 3.8%
                                        5,700 Lone Star Steakhouse & Saloon, Inc.                110,238
                                        4,780 RARE Hospitality International, Inc.*              132,024
                                                                                           -------------
                                                                                                 242,262

                      RETAIL -- 10.5%
                                         6,700 Gart Sports Co.*                                  129,645
                                        10,040 ShopKo Stores, Inc.*                              124,998
                                        18,000 The Sports Authority, Inc.*                       126,000
                                         7,600 Tractor Supply Co.*                               285,760
                                                                                           -------------
                                                                                                 666,403

                      TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 6.8%
                                         5,700 ADTRAN, Inc.*                                     187,530
                                        11,600 Inter-Tel, Inc.                                   242,556
                                                                                           -------------
                                                                                                 430,086

                      WASTE MANAGEMENT SERVICES -- 4.0%
                                         6,600 Waste Connections, Inc.*                          254,826
                                                                                           -------------

                      TOTAL COMMON STOCKS
                        (COST $5,945,992)                                                      6,200,683
                                                                                           -------------

                      MONEY MARKET FUNDS -- 2.2%
                                       141,355 FBR Fund for Government Investors
                                               (Cost $141,355)                                   141,355
                                                                                           -------------

                      TOTAL INVESTMENTS -- 99.7%
                        (COST $6,087,347)                                                      6,342,038
                      Other Assets Less Liabilities -- 0.3%                                       20,954
                                                                                           -------------

                      NET ASSETS -- 100.0%                                                 $   6,362,992
                                                                                           =============

                                                    LARGE CAP GROWTH PORTFOLIO
                      ---------------------------------------------------------------------------------------
                                                                                               MARKET VALUE
                              SHARES                                                             (NOTE 1)
                      ---------------------------------------------------------------------------------------
                      COMMON STOCKS -- 92.0%
                      APPAREL -- 1.0%
                                      3,100   Nike, Inc.                                      $     137,857
                                                                                              -------------

                      AUTOMOTIVE -- 2.8%
                                     24,800        Nissan Motor Co., Ltd.                           381,424
                                                                                              -------------

                      COMPUTER EQUIPMENT -- 16.3%
                                     23,875        Cisco Systems, Inc.                              312,762
                                     28,500        Dell Computer Corp.*                             762,090
                                     15,100        Emulex Corp.*                                    280,105
                                     18,375        Hewlett-Packard Co.                              318,990
                                     7,500         International Business
                                                   Machines Corp.                                   581,250
                                                                                              -------------
                                                                                                  2,255,197

                      COMPUTER SOFTWARE AND SERVICES -- 12.2%
                                     12,275        First Data Corp.                                 434,658
                                     10,875        Intuit, Inc.*                                    510,255
                                      8,350        Microsoft Corp.*                                 431,695

                                                    LARGE CAP GROWTH PORTFOLIO
                      ---------------------------------------------------------------------------------------
                                                                                               MARKET VALUE
                              SHARES                                                             (NOTE 1)
                      ---------------------------------------------------------------------------------------
                                     19,325        Yahoo! Inc.*                                     315,964
                                                                                              -------------
                                                                                                  1,692,572

                      CONSUMER PRODUCTS AND SERVICES -- 7.2%
                                     10,000        The Clorox Co.                                   412,500
                                      8,550        eBay, Inc.*                                      579,861
                                                                                              -------------
                                                                                                    992,361

                      ENTERTAINMENT -- 3.2%
                                     17,125        Fox Entertainment Group, Inc.*                   444,051
                                                                                              -------------

                      FINANCIAL SERVICES -- 5.2%
                                      6,900        SLM Corp.                                        716,634
                                                                                              -------------

                      FOOD, BEVERAGE AND TOBACCO -- 4.1%
                                      8,775        Sysco Corp.                                      261,407
                                      5,500        Wm. Wrigley Jr. Co.                              301,840
                                                                                              -------------
                                                                                                    563,247

                      HEALTHCARE PRODUCTS AND SERVICES -- 6.2%
                                      4,825        Forest Laboratories, Inc.*                       473,912
                                      7,200        Johnson & Johnson                                386,712
                                                                                              -------------
                                                                                                    860,624

                                                                                               MARKET VALUE
                               SHARES                                                            (NOTE 1)
                       ======================================================================================
                       INSURANCE -- 5.9%
                                      10,550   The Allstate Corp.*                          $      390,244
                                       8,700   The Progressive Corp.                               431,781
                                                                                            --------------
                                                                                                   822,025

                       MEDICAL EQUIPMENT AND SUPPLIES -- 2.2%
                                       4,550   Stryker Corp.                                       305,396
                                                                                            --------------

                       RECREATIONAL PRODUCTS -- 2.8%
                                       8,500   Harley-Davidson, Inc.                               392,700
                                                                                            --------------

                       RETAIL -- 11.6%
                                       7,975   Bed Bath & Beyond, Inc.*                            275,377
                                       4,050   Kohl's Corp.*                                       226,598
                                       6,700   Lowe's Companies, Inc.                              251,250
                                      19,000   The TJX Companies, Inc.                             370,880
                                       9,500   Wal-Mart Stores, Inc.                               479,845
                                                                                            --------------
                                                                                                 1,603,950

                       SEMICONDUCTORS AND RELATED -- 3.6%
                                      37,700   Applied Materials, Inc.*                            491,231
                                                                                            --------------

                       TELECOMUNICATION, EQUIPMENT AND SERVICES -- 7.7%
                                      42,275   Nextel Communications, Inc.*                        488,276
                                      15,900   QUALCOMM, Inc.*                                     578,601
                                                                                            --------------
                                                                                                 1,066,877

                       TOTAL COMMON STOCKS (COST $13,607,620)
                                                                                                12,726,146

                                                                                               MARKET VALUE
                               SHARES                                                            (NOTE 1)
                       ======================================================================================
                       MONEY MARKET FUNDS -- 8.6%
                                   1,189,273 FBR Fund for Government Investors
                                               (Cost $1,189,273)                                 1,189,273
                                                                                            --------------

                       TOTAL INVESTMENTS -- 100.6%
                         (COST $14,796,893)                                                     13,915,419
                       Liabilities in Excess of Other
                         Assets -- (0.6)%                                                          (83,955)
                                                                                            --------------

                       NET ASSETS -- 100.0%                                                 $   13,831,464
                                                                                            ==============

                                                     LARGE CAP VALUE PORTFOLIO
                        -------------------------------------------------------------------------------------
                                                                                              MARKET VALUE
                                SHARES                                                          (NOTE 1)
                        -------------------------------------------------------------------------------------
                        COMMON STOCKS -- 89.5%
                        CHEMICALS -- 4.7%
                                          795   PPG Industries, Inc.                          $    39,869
                                                                                              -----------

                        COMPUTER EQUIPMENT -- 4.5%
                                        2,200   Hewlett-Packard Co.                                38,192
                                                                                              -----------

                        CONSUMER PRODUCTS AND SERVICES -- 4.9%
                                        1,200   Eastman Kodak Co.                                  42,048
                                                                                              -----------

                        FOOD, BEVERAGE AND TOBACCO -- 13.5%
                                          810   Anheuser-Busch Companies, Inc.                     39,204
                                        1,100   ConAgra Foods, Inc.                                27,511
                                          500   Dean Foods Co.*                                    18,550
                                        1,350   Sara Lee Corp.                                     30,388
                                                                                              -----------
                                                                                                  115,653

                        INDUSTRIAL SERVICES -- 4.0%
                                        1,600   Republic Services, Inc.*                           33,568
                                                                                              -----------

                        INSURANCE -- 8.8%
                                        1,345   AFLAC, Inc.                                        40,511
                                          700   The Progressive Corp.                              34,741
                                                                                              -----------
                                                                                                   75,252

                        MAJOR BANKS -- 9.5%
                                        1,590  KeyCorp                                             39,973
                                        1,650  SouthTrust Corp.                                    41,003
                                                                                              -----------
                                                                                                   80,976

                        OFFICE EQUIPMENT AND SUPPLIES -- 2.6%
                                        1,225  Staples, Inc.*                                      22,418
                                                                                              -----------

                        OIL AND GAS SERVICES -- 9.6%
                                          500  Burlington Resources, Inc.                          21,325
                                          855  ConocoPhillips                                      41,373
                                          700  Occidental Petroleum Corp.                          19,915
                                                                                              -----------
                                                                                                   82,613

                                                                                               MARKET VALUE
                                SHARES                                                           (NOTE 1)
                        ====================================================================================
                        REGIONAL BANKS -- 13.3%
                                          1,600 Marshall & Illsley Corp.                      $    43,808
                                          1,950 National Commerce Financial Corp.                  46,507
                                            700 North Fork Bancorporation, Inc.                    23,618
                                                                                              -----------
                                                                                                  113,933

                                                                                               MARKET VALUE
                                SHARES                                                           (NOTE 1)
                        ====================================================================================
                        SAVINGS BANKS -- 7.0%
                                            300 Golden West Financial Corp.                        21,543
                                            500 New York Community Bancorp, Inc.                   14,440
                                          1,715 Sovereign Bancorp, Inc.                            24,096
                                                                                              -----------
                                                                                                   60,079

                        TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.8%
                                          1,100 CenturyTel, Inc.                                   32,318
                                                                                              -----------

                        UTILITIES -- 3.3%
                                            450 DTE Energy Co.                                     20,880
                                            250 The Southern Co.                                    7,098
                                                                                              -----------
                                                                                                   27,978

                        TOTAL COMMON STOCKS
                          (COST $786,754)                                                         764,897
                                                                                              -----------

                        MONEY MARKET FUNDS -- 4.8%
                                         40,900 FBR Fund for Government
                                                                Investors (Cost $40,900)           40,900
                                                                                              -----------

                        TOTAL INVESTMENTS -- 94.3%
                          (COST $827,654)                                                         805,797
                        Other Assets Less Liabilities -- 5.7%                                      48,690
                                                                                              -----------

                        NET ASSETS -- 100.0%                                                  $   854,487
                                                                                              ===========

------------

* Non-income producing

ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                       AGGRESSIVE          MID CAP        AGGRESSIVE
                                                                         GROWTH            GROWTH          MICRO CAP
                                                                        PORTFOLIO         PORTFOLIO        PORTFOLIO
             ASSETS
               Securities at Value* (Note 1).....................   $    45,566,815  $     145,687,974 $     9,502,533
               Investment Income Receivable (Note 1).............             7,132             15,524           4,061
               Receivable for Securities Sold (Note 1)...........           300,317                 --              --
               Receivable for Shares Sold........................            89,954          5,400,485           1,777
               Other Assets......................................             1,812                 --              --
                                                                    ---------------  ----------------- ---------------
                 Total Assets....................................        45,966,030        151,103,983       9,508,371
                                                                    ---------------  ----------------- ---------------
             LIABILITIES
               Investment Advisory Fee Payable (Note 2)..........            28,494            111,556           6,932
               Administrative Fee Payable (Note 2)...............             8,481             13,280           2,063
               Payable for Securities Purchased (Note 1).........         3,746,476                 --              --
               Payable for Shares Redeemed.......................         7,492,724            944,180          16,892
               Distribution Fees Payable (Note 4)................               282                909              65
               Other Liabilities.................................             5,088             18,760           1,237
                                                                    ---------------  ----------------- ---------------
                 Total Liabilities...............................        11,281,545          1,088,685          27,189
                                                                    ---------------  ----------------- ---------------
             NET ASSETS..........................................   $    34,684,485  $     150,015,298 $     9,481,182
                                                                    ===============  ================= ===============
             NET ASSETS CONSIST OF:
               Paid-in Capital applicable to:
                 Regular Class...................................   $    61,836,209  $     225,163,637 $    20,902,478
                 I Class.........................................                --         26,407,497              --
               Accumulated Net Realized Loss on Investments......       (26,051,351)      (102,201,118)    (11,970,368)
               Net Unrealized Appreciation (Depreciation) of
                 Investments.....................................        (1,100,373)           645,282         549,072
                                                                    ---------------  ----------------- ---------------
             NET ASSETS..........................................   $    34,684,485  $     150,015,298 $     9,481,182
                                                                    ===============  ================= ===============
               Regular Class.....................................   $    34,684,485  $     136,836,373 $     9,481,182
                                                                    ===============  ================= ===============
               I Class...........................................   $            --  $      13,178,925 $            --
                                                                    ===============  ================= ===============
             SHARES OUTSTANDING
               Regular Class.....................................         3,868,381          7,889,745         530,856
                                                                    ===============  ================= ===============
               I Class...........................................                --            750,722              --
                                                                    ===============  ================= ===============
             NET ASSET VALUE PER SHARE:
               Regular Class.....................................   $          8.97  $          17.34  $         17.86
                                                                    ===============  ================  ===============
               I Class...........................................   $            --  $          17.56  $            --
                                                                    ===============  ================  ===============

------------

* The Cost of Securities at Value is $46,667,188, $145,042,692, and $8,953,461, respectively

                       See Notes to Financial Statements.

                                                                        SMALL CAP         LARGE CAP      LARGE CAP
                                                                          VALUE            GROWTH          VALUE
                                                                        PORTFOLIO         PORTFOLIO      PORTFOLIO
               ASSETS
                 Securities at Value* (Note 1)..................... $    6,342,038    $    13,915,419 $     805,797
                 Investment Income Receivable
                   (Note 1)........................................         10,577              7,123         1,328
                 Receivable for Securities Sold
                   (Note 1)........................................             --                 --       232,869
                 Receivable for Shares Sold........................         17,378                592            --
                 Other Assets......................................             --                 --            --
                                                                    --------------    --------------- -------------
                   Total Assets....................................      6,369,993         13,923,134     1,039,994
                                                                    --------------    --------------- -------------
               LIABILITIES
                 Investment Advisory Fee Payable (Note 2)..........          4,713             10,102           558
                 Administrative Fee Payable (Note 2)...............          1,403              3,006           186
                 Payable for Securities Purchased (Note 1).........             --                 --       184,608
                 Payable for Shares Redeemed.......................             --             76,662            37
                 Distribution Fees Payable (Note 4)................             43                 96             6
                 Other Liabilities.................................            842              1,804           112
                                                                    --------------    --------------- -------------
                   Total Liabilities...............................          7,001             91,670       185,507
                                                                    --------------    --------------- -------------
               NET ASSETS.......................................... $    6,362,992    $    13,831,464 $     854,487
                                                                    ==============    =============== =============
               NET ASSETS CONSIST OF:
                 Paid-in Capital................................... $    7,313,498    $    35,591,483 $   1,339,248
                 Undistributed Net Investment Income...............            292                 --            39
                 Accumulated Net Realized Loss on Investments......     (1,205,489)       (20,878,545)     (462,943)
                 Net Unrealized Appreciation (Depreciation) of
                   Investments.....................................        254,691           (881,474)      (21,857)
                                                                    --------------    --------------- -------------
               NET ASSETS.......................................... $    6,362,992    $    13,831,464 $     854,487
                                                                    ==============    =============== =============
               SHARES OUTSTANDING..................................        634,299          1,134,468       121,578
                                                                    ==============    =============== =============
               NET ASSET VALUE PER SHARE........................... $        10.03    $         12.19 $        7.03
                                                                    ==============    =============== =============

------------

* The Cost of Securities at Value is $6,087,347, $14,796,893, and $827,654, respectively.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                       AGGRESSIVE         MID CAP        AGGRESSIVE
                                                                         GROWTH           GROWTH          MICRO CAP
                                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
INVESTMENT INCOME
  Interest (Note 1) .............................................   $        24,504  $        93,216  $        6,700
  Dividends (Note 1) ............................................           241,059          829,935          29,474
                                                                    ---------------  ---------------  --------------
    Total Investment Income .....................................           265,563          923,151          36,174
                                                                    ---------------  ---------------  --------------
EXPENSES
  Investment Advisory Fee (Note 2) ..............................           469,643        1,436,452         104,681
  Administrative Fee (Note 2) ...................................           139,775          171,006          31,155
  Distribution Plan Fees -- Regular Class (Note 4) ..............           139,775          390,951          31,155
  Transfer Agent and Custodian Fee (Note 3) .....................           109,577          295,573          53,250
  Shareholder Reports and Notices ...............................            27,189          101,382          12,858
  Registration Fees .............................................            17,717           36,806          16,970
  Insurance Fees ................................................            13,634           43,547           3,549
  Audit Fees ....................................................             9,600            9,600           9,600
  Trustees' Fees and Expenses (Note 2) ..........................             7,143            7,143           7,143
  Legal Fees ....................................................             6,454            6,454           6,454
  Other Expenses ................................................               954            2,194             675
                                                                    ---------------  ---------------  --------------
    Total Expenses ..............................................           941,461        2,501,108         277,490
    Less Expenses Reimbursed by Investment Adviser (Note 2) .....          (108,403)        (260,815)        (91,806)
                                                                    ---------------  ---------------  --------------
      Net Expenses ..............................................           833,058        2,240,293         185,684
                                                                    ---------------  ---------------  --------------
NET INVESTMENT LOSS .............................................          (567,495)      (1,317,142)       (149,510)
                                                                    ---------------  ---------------  --------------
Net Realized Loss on Investment Transactions ....................       (14,665,365)     (27,246,203)       (702,835)
Change in Net Unrealized Appreciation/Depreciation of
  Investments ...................................................        (9,354,201)     (16,552,887)     (2,154,931)
                                                                    ---------------  ---------------  --------------
NET LOSS ON INVESTMENTS .........................................       (24,019,566)     (43,799,090)     (2,857,766)
                                                                    ---------------  ---------------  --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $   (24,587,061) $   (45,116,232) $   (3,007,276)
                                                                    ===============  ===============  ==============

                       See Notes to Financial Statements.

                                                                         SMALL CAP       LARGE CAP      LARGE CAP
                                                                           VALUE          GROWTH          VALUE
                                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO
INVESTMENT INCOME
  Interest (Note 1) ..............................................   $        4,161  $        5,063  $        628
  Dividends (Note 1) .............................................           88,801         103,515        14,235
                                                                     --------------  --------------  ------------
    Total Investment Income ......................................           92,962         108,578        14,863
                                                                     --------------  --------------  ------------
EXPENSES
  Investment Advisory Fee (Note 2) ...............................           54,359         135,879         6,792
  Administrative Fee (Note 2) ....................................           16,178          40,440         2,264
  Distribution Plan Fees (Note 4) ................................           16,178          40,440         2,264
  Transfer Agent and Custodian Fee (Note 3) ......................           48,902          58,163        42,989
  Organizational Expense (Note 1) ................................           18,360          18,360        18,360
  Registration Fees ..............................................           16,410          16,410        16,327
  Audit Fees .....................................................            9,600           9,600         9,600
  Trustees' Fees and Expenses (Note 2) ...........................            7,143           7,143         7,143
  Legal Fees .....................................................            6,454           6,454         6,454
  Shareholder Reports and Notices ................................            4,417          15,569         1,463
  Insurance Fees .................................................              782           5,458           244
  Other Expenses .................................................              305             874           298
                                                                     --------------  --------------  ------------
    Total Expenses ...............................................          199,088         354,790       114,198
    Less Expenses Reimbursed by Investment Adviser (Note 2) ......         (102,666)       (113,766)     (101,520)
                                                                     --------------  --------------  ------------
      Net Expenses ...............................................           96,422         241,024        12,678
                                                                     --------------  --------------  ------------
NET INVESTMENT INCOME (LOSS) .....................................           (3,460)       (132,446)        2,185
                                                                     --------------  --------------  ------------
Net Realized Loss on Investment Transactions .....................       (1,205,489)     (2,363,379)     (167,920)
Change in Net Unrealized Appreciation/Depreciation of
  Investments ....................................................          (73,928)     (2,449,986)      (31,934)
                                                                     --------------  --------------  ------------
NET LOSS ON INVESTMENTS ..........................................       (1,279,417)     (4,813,365)     (199,854)
                                                                     --------------  --------------  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $   (1,282,877) $   (4,945,811) $   (197,669)
                                                                     ==============  ==============  ============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  AGGRESSIVE GROWTH                        MID CAP GROWTH
                                                       PORTFOLIO                              PORTFOLIO
                                                  FOR THE YEARS ENDED                   FOR THE YEARS ENDED
                                                       DECEMBER 31,                          DECEMBER 31,
                                            ----------------------------------    ----------------------------------
                                                  2002               2001               2002               2001
                                            ---------------    ---------------    ---------------    ---------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss ...................   $      (567,495)   $      (254,873)   $    (1,317,142)   $      (336,434)
  Net Realized Loss on Investment
    Transactions ........................       (14,665,365)        (9,099,335)       (27,246,203)       (53,679,300)
  Change in Net Unrealized Appreciation/
    Depreciation of Investments .........        (9,354,201)        (2,480,799)       (16,552,887)       (24,508,738)
                                            ---------------    ---------------    ---------------    ---------------
    Net Decrease in Net Assets Resulting
      from Operations ...................       (24,587,061)       (11,835,007)       (45,116,232)       (78,524,472)
                                            ---------------    ---------------    ---------------    ---------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares:
      Regular Class .....................        60,687,229        150,873,005        120,908,460        221,183,096
      I Class ...........................                --                 --          6,551,769          5,840,632
  Cost of Shares Redeemed:
      Regular Class .....................       (74,671,466)      (152,927,618)      (108,270,674)      (244,942,950)
      I Class ...........................                --                 --         (3,779,009)        (9,821,891)
                                            ---------------    ---------------    ---------------    ---------------
    Net Increase (Decrease) in Net Assets
      Resulting from Share Transactions .       (13,984,237)        (2,054,613)        15,410,546        (27,741,113)
                                            ---------------    ---------------    ---------------    ---------------
    TOTAL DECREASE IN NET ASSETS ........       (38,571,298)       (13,889,620)       (29,705,686)      (106,265,585)
NET ASSETS -- Beginning of Year .........        73,255,783         87,145,403        179,720,984        285,986,569
                                            ---------------    ---------------    ---------------    ---------------
NET ASSETS -- End of Year ...............   $    34,684,485    $    73,255,783    $   150,015,298    $   179,720,984
                                            ===============    ===============    ===============    ===============
SHARES
  Sold:
      Regular Class .....................         5,314,780         10,975,786          6,132,867          9,035,895
      I Class ...........................                --                 --            316,788            232,927
  Redeemed:
      Regular Class .....................        (6,643,279)       (11,150,780)        (5,612,684)       (10,129,589)
      I Class ...........................                --                 --           (191,307)          (413,828)
                                            ---------------    ---------------    ---------------    ---------------
    Net Increase (Decrease) in Shares ...        (1,328,499)          (174,994)           645,664         (1,274,595)
                                            ===============    ===============    ===============    ===============

                       See Notes to Financial Statements.

                                                         AGGRESSIVE MICRO CAP                 SMALL CAP VALUE
                                                                PORTFOLIO                        PORTFOLIO
                                                           FOR THE YEARS ENDED               FOR THE YEARS ENDED
                                                               DECEMBER 31,                      DECEMBER 31,
                                                    --------------------------------    --------------------------------
                                                         2002              2001              2002              2001
                                                    --------------    --------------    --------------    --------------
        FROM INVESTMENT ACTIVITIES
          Net Investment Income (Loss) ..........   $     (149,510)   $     (130,899)   $       (3,460)   $        9,389
          Net Realized Gain (Loss) on Investment
            Transactions ........................         (702,835)       (5,675,002)       (1,205,489)          441,104
          Change in Net Unrealized Appreciation/
            Depreciation of Investments .........       (2,154,931)        1,785,959           (73,928)           28,298
                                                    --------------    --------------    --------------    --------------
            Net Increase (Decrease) in Net Assets
              Resulting from Operations .........       (3,007,276)       (4,019,942)       (1,282,877)          478,791
                                                    --------------    --------------    --------------    --------------
        DISTRIBUTIONS TO SHAREHOLDERS
          From Net Investment Income ............               --                --            (5,140)          (16,426)
          From Net Realized Gain ................               --                --          (287,283)               --
                                                    --------------    --------------    --------------    --------------
            Total Distributions to Shareholders .               --                --          (292,423)          (16,426)
                                                    --------------    --------------    --------------    --------------
        FROM SHARE TRANSACTIONS
          Net Proceeds from Sales of Shares .....        4,633,641        44,845,031         8,001,268         9,463,455
          Reinvestment of Distributions .........               --                --           284,510            16,243
          Cost of Shares Redeemed ...............       (8,687,893)      (53,473,862)       (5,121,474)       (7,132,274)
                                                    --------------    --------------    --------------    --------------
            Net Increase (Decrease) in Net Assets
              Resulting from Share Transactions .       (4,054,252)       (8,628,831)        3,164,304         2,347,424
                                                    --------------    --------------    --------------    --------------
            TOTAL INCREASE (DECREASE) IN NET
              ASSETS ............................       (7,061,528)      (12,648,773)        1,589,004         2,809,789
        NET ASSETS -- Beginning of Year .........       16,542,710        29,191,483         4,773,988         1,964,199
                                                    --------------    --------------    --------------    --------------
        NET ASSETS -- End of Year ...............   $    9,481,182    $   16,542,710    $    6,362,992    $    4,773,988
                                                    ==============    ==============    ==============    ==============
        SHARES
          Sold ..................................          208,373         2,038,514           644,892           838,962
          Issued in Reinvestment of Distributions               --                --            28,371             1,325
          Redeemed ..............................         (393,751)       (2,402,343)         (429,419)         (630,425)
                                                    --------------    --------------    --------------    --------------
            Net Increase (Decrease) in Shares ...         (185,378)         (363,829)          243,844           209,862
                                                    ==============    ==============    ==============    ==============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 LARGE CAP GROWTH                     LARGE CAP VALUE
                                                                     PORTFOLIO                           PORTFOLIO
                                                                FOR THE YEARS ENDED                 FOR THE YEARS ENDED
                                                                    DECEMBER 31,                        DECEMBER 31,
                                                         --------------------------------    --------------------------------
                                                             2002              2001              2002              2001
                                                         --------------    --------------    --------------    --------------
        FROM INVESTMENT ACTIVITIES
          Net Investment Income (Loss) ...............   $     (132,446)   $     (162,473)   $        2,185    $        6,011
          Net Realized Loss on Investment Transactions       (2,363,379)      (14,555,778)         (167,920)         (159,534)
          Change in Net Unrealized Appreciation/
            Depreciation of Investments ..............       (2,449,986)        4,237,420           (31,934)          (28,830)
                                                         --------------    --------------    --------------    --------------
            Net Decrease in Net Assets Resulting from
              Operations .............................       (4,945,811)      (10,480,831)         (197,669)         (182,353)
                                                         --------------    --------------    --------------    --------------
        DISTRIBUTIONS TO SHAREHOLDERS
          From Net Investment Income .................               --                --            (4,184)           (8,810)
                                                         --------------    --------------    --------------    --------------
        FROM SHARE TRANSACTIONS
          Net Proceeds from Sales of Shares ..........        6,490,743        27,238,340         1,419,443         2,375,536
          Reinvestment of Distributions ..............               --                --             4,153             8,753
          Cost of Shares Redeemed ....................       (8,548,293)      (39,991,036)       (1,325,292)       (2,433,678)
                                                         --------------    --------------    --------------    --------------
            Net Increase (Decrease) in Net Assets
              Resulting from Share Transactions ......       (2,057,550)      (12,752,696)           98,304           (49,389)
                                                         --------------    --------------    --------------    --------------
            TOTAL DECREASE IN NET ASSETS .............       (7,003,361)      (23,233,527)         (103,549)         (240,552)
        NET ASSETS -- Beginning of Year ..............       20,834,825        44,068,352           958,036         1,198,588
                                                         --------------    --------------    --------------    --------------
        NET ASSETS -- End of Year ....................   $   13,831,464    $   20,834,825    $      854,487    $      958,036
                                                         ==============    ==============    ==============    ==============
        SHARES
          Sold .......................................          469,930         1,619,400           172,338           245,897
          Issued in Reinvestment of Distributions ....               --                --               590               982
          Redeemed ...................................         (588,022)       (2,395,090)         (159,167)         (255,013)
                                                         --------------    --------------    --------------    --------------
            Net Increase (Decrease) in Shares ........         (118,092)         (775,690)           13,761            (8,134)
                                                         ==============    ==============    ==============    ==============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            AGGRESSIVE GROWTH
                                                                                PORTFOLIO
                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------
                                                     2002           2001           2000           1999           1998
                                                  ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year ........   $    14.10     $    16.22     $    19.01     $    14.82     $    13.29
                                                  ----------     ----------     ----------     ----------     ----------
  Income (Loss) from Investment Operations:
    Net Investment Loss .......................        (0.15)         (0.05)         (0.19)         (0.16)         (0.15)
    Net Realized and Unrealized Gain
(Loss) on
      Investments .............................        (4.98)         (2.07)          0.59           6.95           1.68
                                                  ----------     ----------     ----------     ----------     ----------
  Total from Investment Operations ............        (5.13)         (2.12)          0.40           6.79           1.53
                                                  ----------     ----------     ----------     ----------     ----------
Distributions to Shareholders:
  From Net Realized Gain ......................           --             --          (3.19)         (2.60)            --
                                                  ----------     ----------     ----------     ----------     ----------
  Net Increase (Decrease) in Net Asset
    Value .....................................        (5.13)         (2.12)         (2.79)          4.19           1.53
                                                  ----------     ----------     ----------     ----------     ----------
  Net Asset Value -- End of Year ..............   $     8.97     $    14.10     $    16.22     $    19.01     $    14.82
                                                  ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN .......................       (36.38)%       (13.07)%         3.06%         46.11%         11.51%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2) .......         1.49%          1.49%          1.49%          1.49%          1.68%
  Expenses Before Reimbursement (Note 2)  .....         1.69%          1.65%          1.63%          1.68%          1.89%
  Net Investment Loss After Reimbursement
    (Note 2) ..................................        (1.02)%        (0.35)%        (1.11)%        (1.00)%        (0.92)%
  Net Investment Loss Before Reimbursement
    (Note 2) ..................................        (1.22)%        (0.51)%        (1.26)%        (1.20)%        (1.13)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate .....................          517%           535%           376%           702%           237%
  Net Assets at End of Year (in thousands) ....   $   34,684     $   73,256     $   87,145     $   90,028     $   81,404
  Number of Shares Outstanding at End of
 Year
    (in thousands) ............................        3,868          5,197          5,372          4,736          5,491

                       See Notes to Financial Statements.

                                                                                 MID CAP GROWTH
                                                                                    PORTFOLIO
                                                                                  REGULAR CLASS
                                                 -----------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                    2002             2001           2000               1999            1998
                                                 -----------     -----------     -----------       -----------     -----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year .......   $     22.47     $     30.84     $     30.20       $     13.65     $     12.43
                                                 -----------     -----------     -----------       -----------     -----------
  Income (Loss) from Investment
Operations:
    Net Investment Loss ......................         (0.16)          (0.05)          (0.25)            (0.08)          (0.06)
    Net Realized and Unrealized Gain
(Loss)
      on Investments .........................         (4.97)          (8.32)           1.32(A)          17.40            1.59
                                                 -----------     -----------     -----------       -----------     -----------
  Total from Investment Operations ...........         (5.13)          (8.37)           1.07             17.32            1.53
                                                 -----------     -----------     -----------       -----------     -----------
Distributions to Shareholders:
  From Net Realized Gain .....................            --              --           (0.43)            (0.77)          (0.31)
                                                 -----------     -----------     -----------       -----------     -----------
  Net Increase (Decrease) in Net Asset
    Value ....................................         (5.13)          (8.37)           0.64             16.55            1.22
                                                 -----------     -----------     -----------       -----------     -----------
  Net Asset Value -- End of Year .............   $     17.34     $     22.47     $     30.84       $     30.20     $     13.65
                                                 ===========     ===========     ===========       ===========     ===========
TOTAL INVESTMENT RETURN ......................        (22.83)%        (27.14)%          3.63%           126.97%          12.31%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)  .....          1.34%           1.34%           1.34%             1.49%           1.66%
  Expenses Before Reimbursement (Note 2) .....          1.49%           1.50%           1.41%             1.69%           2.56%
  Net Investment Loss After Reimbursement
    (Note 2) .................................         (0.80)%         (0.19)%         (0.87)%           (1.00)%         (0.38)%
  Net Investment Loss Before Reimbursement
    (Note 2) .................................         (0.95)%         (0.35)%         (0.94)%           (1.23)%         (1.27)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate ....................           170%            261%            196%              208%            211%
  Net Assets at End of Year (in
    thousands) ...............................   $   136,836     $   165,561     $   261,040       $   137,108     $     8,124
  Number of Shares Outstanding at End of
    Year (in thousands) ......................         7,890           7,370           8,463             4,540             595

------------

(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                                              MID CAP GROWTH
                                                                                PORTFOLIO
                                                               -------------------------------------------
                                                                         FOR THE               I CLASS
                                                                       YEARS ENDED             FOR THE
                                                                       DECEMBER 31,         PERIOD ENDED
                                                               -------------------------    DECEMBER 31,
                                                                  2002           2001            2000*
                                                               ----------     ----------    --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period ...................   $    22.65     $    30.95     $    31.31
                                                               ----------     ----------     ----------
  Income (Loss) from Investment Operations:
    Net Investment Income (Loss) ...........................        (0.09)          0.05          (0.08)
    Net Realized and Unrealized Gain (Loss) on
      Investments ..........................................        (5.00)         (8.35)          0.15(A)
                                                               ----------     ----------     ----------
  Total from Investment Operations .........................        (5.09)         (8.30)          0.07
                                                               ----------     ----------     ----------
Distributions to Shareholders:
  From Net Realized Gain ...................................           --             --          (0.43)
                                                               ----------     ----------     ----------
  Net Decrease in Net Asset Value ..........................        (5.09)         (8.30)         (0.36)
                                                               ----------     ----------     ----------
  Net Asset Value -- End of Period .........................   $    17.56     $    22.65     $    30.95
                                                               ==========     ==========     ==========
TOTAL INVESTMENT RETURN ....................................       (22.47)%       (26.82)%         0.31%(B)
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2) ....................         0.99%          0.99%          0.99%(C)
  Expenses Before Reimbursement (Note 2) ...................         1.14%          1.15%          1.06%(C)
  Net Investment Income (Loss) After Reimbursement (Note
    2) .....................................................        (0.46)%         0.16%         (0.47)%(C)
  Net Investment Loss Before Reimbursement (Note 2) ........        (0.61)%        (0.00)%(+)     (0.54)%(C)
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate ..................................          170%           261%           196%
  Net Assets at End of Period (in thousands) ...............   $   13,179     $   14,160     $   24,947
  Number of Shares Outstanding at End of Period (in
    thousands) .............................................          751            625            806

------------

(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time. (B) Total returns for periods of less than one year are not annualized. (C) Annualized

* From Commencement of Operations February 2, 2000.

(+) The net investment income ratio is less than 0.01%



                       See Notes to Financial Statements.

                                                                             AGGRESSIVE MICRO CAP
                                                                                  PORTFOLIO
                                                    ------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                       2002           2001           2000             1999           1998
                                                    ----------     ----------     ----------       ----------     ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year ..........   $    23.10     $    27.03     $    22.35       $    20.42     $    20.40
                                                    ----------     ----------     ----------       ----------     ----------
  Income (Loss) from Investment Operations:
    Net Investment Loss .........................        (0.28)         (0.18)         (0.14)           (0.28)         (0.14)
    Net Realized and Unrealized Gain (Loss)
on
      Investments ...............................        (4.96)         (3.75)          5.43(A)          3.27           0.16
                                                    ----------     ----------     ----------       ----------     ----------
  Total from Investment Operations ..............        (5.24)         (3.93)          5.29             2.99           0.02
                                                    ----------     ----------     ----------       ----------     ----------
Distributions to Shareholders:
  From Net Realized Gain ........................           --             --          (0.61)           (1.06)            --
                                                    ----------     ----------     ----------       ----------     ----------
  Net Increase (Decrease) in Net Asset Value ....        (5.24)         (3.93)          4.68             1.93           0.02
                                                    ----------     ----------     ----------       ----------     ----------
  Net Asset Value -- End of Year ................   $    17.86     $    23.10     $    27.03       $    22.35     $    20.42
                                                    ==========     ==========     ==========       ==========     ==========
TOTAL INVESTMENT RETURN .........................       (22.68)%       (14.54)%        23.82%           14.79%          0.10%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2) .........         1.49%          1.49%          1.48%            1.49%          1.51%
  Expenses Before Reimbursement (Note 2) ........         2.23%          2.08%          1.84%            2.68%          2.50%
  Net Investment Loss After Reimbursement
(Note
    2) ..........................................        (1.20)%        (0.72)%        (0.85)%          (1.06)%        (0.71)%
  Net Investment Loss Before Reimbursement
(Note
    2) ..........................................        (1.94)%        (1.31)%        (1.21)%          (2.24)%        (1.70)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate .......................          167%           203%           269%             190%           196%
  Net Assets at End of Year (in thousands) ......   $    9,481     $   16,543     $   29,191       $    5,869     $    9,651
  Number of Shares Outstanding at End of
Year (in
    thousands) ..................................          531            716          1,080              263            473


------------

(A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                                            SMALL CAP VALUE
                                                                               PORTFOLIO
                                                 ----------------------------------------------------------------------
                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------
                                                    2002           2001           2000           1999           1998
                                                 ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year .......   $    12.23     $    10.88     $     9.06     $     9.21     $    10.12
                                                 ----------     ----------     ----------     ----------     ----------
  Income (Loss) from Investment Operations:
    Net Investment Income (Loss) .............        (0.01)          0.02          (0.04)          0.19           0.07
    Net Realized and Unrealized Gain (Loss) on
      Investments ............................        (1.71)          1.37           1.88          (0.15)         (0.91)
                                                 ----------     ----------     ----------     ----------     ----------
  Total from Investment Operations ...........        (1.72)          1.39           1.84           0.04          (0.84)
                                                 ----------     ----------     ----------     ----------     ----------
Distributions to Shareholders:
  From Net Investment Income .................        (0.01)         (0.04)         (0.02)         (0.19)         (0.07)
  From Net Realized Gain .....................        (0.47)            --             --             --             --
                                                 ----------     ----------     ----------     ----------     ----------
      Total Distributions to Shareholders ....        (0.48)         (0.04)         (0.02)         (0.19)         (0.07)
                                                 ----------     ----------     ----------     ----------     ----------
  Net Increase (Decrease) in Net Asset Value .        (2.20)          1.35           1.82          (0.15)         (0.91)
                                                 ----------     ----------     ----------     ----------     ----------
  Net Asset Value -- End of Year .............   $    10.03     $    12.23     $    10.88     $     9.06     $     9.21
                                                 ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN ......................       (14.08)%        12.79%         20.29%          0.44%         (8.28)%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2) ......         1.49%          1.49%          1.48%          1.49%          1.53%
  Expenses Before Reimbursement (Note 2) .....         3.07%          4.01%          8.62%          9.25%         13.01%
  Net Investment (Income) Loss After
Reimbursement
    (Note 2) .................................        (0.05)%         0.23%         (0.56)%         2.42%          1.12%
  Net Investment Loss Before Reimbursement
(Note
    2) .......................................        (1.63)%        (2.29)%        (7.70)%        (5.34)%       (10.36)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate ....................          271%           290%           148%            91%            85%
  Net Assets at End of Year (in thousands) ...   $    6,363     $    4,774     $    1,964     $    1,232     $      857
  Number of Shares Outstanding at End of Year
(in
    thousands) ...............................          634            390            181            136             93


                       See Notes to Financial Statements.

                                                                              LARGE CAP GROWTH
                                                                                 PORTFOLIO
                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                      2002           2001           2000           1999           1998
                                                   ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year .........   $    16.63     $    21.73     $    23.59     $    14.47     $    10.25
                                                   ----------     ----------     ----------     ----------     ----------
  Income (Loss) from Investment Operations:
    Net Investment Loss ........................        (0.12)         (0.13)         (0.20)         (0.12)         (0.02)
    Net Realized and Unrealized Gain (Loss)
on
      Investments ..............................        (4.32)         (4.97)         (1.61)          9.24           4.24
                                                   ----------     ----------     ----------     ----------     ----------
  Total from Investment Operations .............        (4.44)         (5.10)         (1.81)          9.12           4.22
                                                   ----------     ----------     ----------     ----------     ----------
Distributions to Shareholders:
  From Net Realized Gain .......................           --             --          (0.05)            --             --
                                                   ----------     ----------     ----------     ----------     ----------
  Net Increase (Decrease) in Net Asset Value ...        (4.44)         (5.10)         (1.86)          9.12           4.22
                                                   ----------     ----------     ----------     ----------     ----------
  Net Asset Value -- End of Year ...............   $    12.19     $    16.63     $    21.73     $    23.59     $    14.47
                                                   ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN ........................       (26.70)%       (23.47)%        (7.66)%        63.03%         41.17%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2) ........         1.49%          1.49%          1.48%          1.49%          1.54%
  Expenses Before Reimbursement (Note 2) .......         2.20%          1.99%          1.76%          2.75%          9.11%
  Net Investment Loss After Reimbursement
(Note
    2) .........................................        (0.82)%        (0.62)%        (1.14)%        (0.99)%        (0.43)%
  Net Investment Loss Before Reimbursement
    (Note 2) ...................................        (1.53)%        (1.12)%        (1.43)%        (2.26)%        (8.00)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate ......................          115%           124%            54%            75%            80%
  Net Assets at End of Year (in thousands)  ....   $   13,831     $   20,835     $   44,068     $   12,667     $    2,402
  Number of Shares Outstanding at End of
Year
    (in thousands) .............................        1,134          1,253          2,028            537            166



                       See Notes to Financial Statements.

                                                                                LARGE CAP VALUE
                                                                                   PORTFOLIO
                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                        2002           2001           2000           1999           1998
                                                     ----------     ----------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year ...........   $     8.89     $    10.34     $    10.43     $    11.39     $    10.11
                                                     ----------     ----------     ----------     ----------     ----------
  Income (Loss) from Investment Operations:
    Net Investment Income ........................         0.01           0.05           0.12           0.21           0.16
    Net Realized and Unrealized Gain (Loss) on
      Investments ................................        (1.84)         (1.42)         (0.03)          0.27           1.91
                                                     ----------     ----------     ----------     ----------     ----------
  Total from Investment Operations ...............        (1.83)         (1.37)          0.09           0.48           2.07
                                                     ----------     ----------     ----------     ----------     ----------
Distributions to Shareholders:
  From Net Investment Income .....................        (0.03)         (0.08)         (0.18)         (0.21)         (0.16)
    From Net Realized Gain .......................           --             --             --          (1.23)         (0.63)
                                                     ----------     ----------     ----------     ----------     ----------
      Total Distributions to Shareholders ........        (0.03)         (0.08)         (0.18)         (1.44)         (0.79)
                                                     ----------     ----------     ----------     ----------     ----------
  Net Increase (Decrease) in Net Asset Value .....        (1.86)         (1.45)         (0.09)         (0.96)          1.28
                                                     ----------     ----------     ----------     ----------     ----------
  Net Asset Value -- End of Year .................   $     7.03     $     8.89     $    10.34     $    10.43     $    11.39
                                                     ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT RETURN ..........................       (20.53)%       (13.26)%         0.92%          4.24%         20.48%
RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2) ..........         1.40%          1.40%          1.40%          1.40%          1.42%
  Expenses Before Reimbursement (Note 2) .........        12.62%          9.87%         10.00%         10.14%         14.34%
  Net Investment Income After Reimbursement
(Note
    2) ...........................................         0.24%          0.51%          1.42%          2.10%          1.69%
  Net Investment Loss Before Reimbursement
(Note
    2) ...........................................       (10.98)%        (7.96)%        (7.18)%        (6.63)%       (11.22)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate ........................          343%           271%           175%            90%           256%
  Net Assets at End of Year (in thousands) .......   $      854     $      958     $    1,199     $      994     $      655
  Number of Shares Outstanding at End of Year
(in
    thousands) ...................................          122            108            116             95             58

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2002

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of seven separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio and the Large Cap Value Portfolio, a diversified open-end management company portfolio. Financial statements for the Aggressive Small Cap Equity Portfolio can be found in a separately printed report.

    The Mid Cap Growth Portfolio consists of two shares of classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates.

    The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 2002, there were no unamortized organization costs remaining.

        (f) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio and the Large Cap Growth Portfolio, and 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, the Small Cap Value, the Large Cap Growth and the Large Cap Value Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.40%, 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio totaling $108,403, $260,815, $91,806, $102,666, $113,766 and $101,520, respectively.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the year ended December 31, 2002, Trustees' fees and expenses totaled $42,858.

3. Transfer Agent and Custodian

    FBR National Bank & Trust provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 2002, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                  AGGRESSIVE        MID CAP         AGGRESSIVE        SMALL CAP       LARGE CAP       LARGE CAP
                    GROWTH          GROWTH          MICRO CAP           VALUE          GROWTH           VALUE
                   PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
                 ------------    -------------     ------------      -----------     -----------     -----------

Purchases......  $282,243,251    $ 287,844,244     $ 19,836,219      $19,127,913     $18,110,547     $ 2,960,103
                 ============    =============     ============      ===========     ===========     ===========
Sales..........  $295,675,425    $ 279,503,713     $ 23,882,730      $16,149,398     $21,182,386     $ 2,933,856
                 ============    =============     ============      ===========     ===========     ===========

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 2002, based on the cost for Federal income tax purposes is as follows:

                                                            AGGRESSIVE        MID CAP         AGGRESSIVE
                                                             GROWTH           GROWTH          MICRO CAP
                                                            PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                          -------------    -------------    -------------

Gross Unrealized Appreciation .........................   $   1,616,699    $   9,958,038    $   1,133,332
Gross Unrealized Depreciation .........................      (2,828,147)      (9,583,055)        (584,260)
                                                          -------------    -------------    -------------
Net Unrealized Appreciation (Depreciation) ............   $  (1,211,448)   $     374,983    $     549,072
                                                          =============    =============    =============
Cost of Investments for Federal Income Tax Purposes ...   $  46,778,263    $ 145,312,991    $   8,953,461
                                                          =============    =============    =============



                                                           SMALL CAP       LARGE CAP       LARGE CAP
                                                             VALUE          GROWTH           VALUE
                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                          ------------    ------------    ------------

Gross Unrealized Appreciation .........................   $    404,015    $    613,419    $      6,739
Gross Unrealized Depreciation .........................       (170,783)     (1,494,893)        (28,596)
                                                          ------------    ------------    ------------
Net Unrealized Appreciation (Depreciation) ............   $    233,232    $   (881,474)   $    (21,857)
                                                          ============    ============    ============
Cost of Investments for Federal Income Tax Purposes ...   $  6,108,806    $ 14,796,893    $    827,654
                                                          ============    ============    ============

    The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

7. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income are reclassified. As of December 31, 2002, net investment losses were reclassified to paid-in-capital for Aggressive Growth Portfolio, Mid Cap Growth Portfolio, Aggressive Micro Cap Portfolio, Small Cap Value Portfolio, Large Cap Growth Portfolio and Large Cap Value Portfolio in the amount of $567,495, $1,317,142, $149,510, $8,892, $132,446 and $2,038, respectively. Net assets of the Funds were not affected by these reclassifications.

    At December 31, 2002, for Federal income tax purposes, the following funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                           AGGRESSIVE            MID CAP          AGGRESSIVE
                                             GROWTH              GROWTH            MICRO CAP
          EXPIRES DECEMBER 31,              PORTFOLIO           PORTFOLIO          PORTFOLIO
                                         --------------      --------------      --------------
2008..................................   $           --      $    8,346,460      $    1,655,525
2009..................................       11,798,794          61,028,476           9,184,053
2010..................................       11,625,059          29,500,719                  --
                                         --------------      --------------      --------------
                                         $   23,423,853      $   98,875,655      $   10,839,578
                                         ==============      ==============      ==============



                                                              SMALL CAP        LARGE CAP       LARGE CAP
                                                                VALUE           GROWTH           VALUE
                   EXPIRES DECEMBER 31,                       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                             -----------     --------------   -----------
2008......................................................   $        --     $    1,490,607   $   129,401
2009......................................................            --         16,907,142       164,408
2010......................................................       794,342          2,330,162       144,528
                                                             -----------     --------------   -----------
                                                             $   794,342     $   20,727,911   $   438,337
                                                             ===========     ==============   ===========

    On December 18, 2002, the Small Cap Value Portfolio paid short-term and long-term distributions of $0.272617 and $0.196330 per share, respectively, to shareholders as of record on December 17, 2002. On December 30, 2002, the Small Cap Value Portfolio and the Large Cap Value Portfolio paid ordinary income distributions of $0.008131 and $0.034577, respectively, to shareholders as of record on December 27, 2002.

    The tax character of distributions paid during 2002 was as follows:

                                                                                    SMALL CAP        LARGE CAP
                                                                                      VALUE            VALUE
                                                                                    PORTFOLIO        PORTFOLIO
                                                                                   -----------       ---------
Distributions paid from:
  Ordinary income..................................................                $     5,140       $   4,184
  Short-term capital gains.........................................                    167,009              --
  Long-term capital gains..........................................                    120,274              --
                                                                                   -----------       ---------
                                                                                   $   292,423       $   4,184
                                                                                   ===========       =========

    The tax character of distributions paid during 2001 was as follows:

                                                                                      SMALL CAP        LARGE CAP
                                                                                        VALUE            VALUE
                                                                                      PORTFOLIO        PORTFOLIO
                                                                                      ---------        ---------
Distributions paid from:
  Ordinary income...................................................                  $  16,426        $   8,810
  Long-term capital gains...........................................                         --               --
                                                                                      ---------        ---------
                                                                                      $  16,426        $   8,810
                                                                                      =========        =========

    As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                     MID CAP         AGGRESSIVE       SMALL CAP        LARGE CAP
                                                     GROWTH          MICRO CAP          VALUE            VALUE
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -----------      -----------      -----------       ---------
Undistributed Ordinary Income..........            $        --      $        --      $       292       $      39
Unrealized Appreciation................                645,282          549,072          254,691              --
                                                   -----------      -----------      -----------       ---------
                                                   $   645,282      $   549,072      $   254,983       $      39
                                                   ===========      ===========      ===========       =========

8. Borrowing Agreement

    The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At December 31, 2002, there were no outstanding borrowings.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER PERFORMANCE FUNDS
RENO, NEVADA

    We have audited the accompanying statement of assets and liabilities of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and Navellier Large Cap Value Portfolio, each a series of shares of The Navellier Performance Funds as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and Navellier Large Cap Value Portfolio as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ TAIT, WELLER & BAKER

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 12, 2003

APPENDIX

A-1 AND P-1 COMMERCIAL PAPER RATINGS

          Each of the Portfolios will invest only in commercial paper which, at the date of investment, is rated A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services, Inc. ("Moody's"), or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA or higher by Standard & Poor's or Aa or higher by Moody's.

          Commercial paper rated A-1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

          The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                     PART C

                                OTHER INFORMATION

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

       1.   FINANCIAL STATEMENTS:

            (a) N/A

            (b) Included in Part B of this Registration Statement:


                   (i) Annual Report as of December 31, 2002.


            (c) Included in Part C of this Registration Statement: none

       All other statements and schedules have been omitted because they are not applicable or the information is shown in the Financial Statements or Financial Highlights or notes thereto.

       2.   EXHIBITS:

EXHIBIT NUMBER             DESCRIPTION

         1.1 Certificate of Trust of Registrant [initial N-1A filed December 8, 1995]*

         1.2 Declaration of Trust of Registrant [initial N-1A filed December 8, 1995]*

         2        By-Laws of Registrant [initial N-1A filed December 8, 1995]*

         3        None

         4        None

         5 Investment Management Agreement between the Navellier Aggressive Growth Portfolio and Navellier Management, Inc., dated April 27, 1998 [filed May 26, 1998]*

         5.1 Investment Management Agreement between the Navellier Mid Cap Growth Portfolio and Navellier Management, Inc., dated April 27, 1998 [filed May 26, 1998]*

         5.2 Investment Management Agreement between the Navellier Aggressive Micro Cap Portfolio and Navellier Management, Inc., dated April 27, 1998 [filed May 26, 1998]*

         5.3 Investment Management Agreement between the Navellier International Growth Portfolio and Navellier Management, Inc. dated May 9, 2003 [filed herewith]

         5.4 Investment Management Agreement between the Navellier Large Cap Growth Portfolio and Navellier Management, Inc. dated April 27, 1998 [filed May 26, 1998]*

         5.5 Investment Management Agreement between Navellier Management, Inc. and The Navellier Aggressive Small Cap Equity Portfolio dated April 27, 1998 [filed May 26, 1998]*

         6.1 Distribution Agreement dated October 17, 1995 [initial N-1A filed December 8, 1995]*

         6.2 Selected Dealer Agreement (specimen) [initial N-1A filed December 8, 1995]*

         7        None

         8.1 Administrative Services, Custodian, Transfer Agreement with Rushmore Trust & Savings, FSB [initial N-1A filed December 8, 1995]*

         8.2 Navellier Administrative Services Agreement [initial N-1A filed December 8, 1995]*

         9.0 Trustee Indemnification Agreements [initial N-1A filed December 8, 1995]*

         10       Consent of Counsel [filed herewith]

         11 Consent of Independent Auditors as to Performance Funds Portfolios [filed herewith]

         12       None

         13 Subscription Agreement between The Navellier Performance Funds and Louis Navellier, dated October 17, 1995 [initial N-1A filed December 8, 1995]*

         13.1 Investment Adviser Operating Expense Reimbursement Agreement [initial N-1A filed December 8, 1995]*

         14       None

         15 12b-1 Distribution Plan for the Navellier Aggressive Growth Portfolio [initial N-1A filed December 8, 1995]*

         15.1 12b-1 Distribution Plan for the Navellier Mid Cap Growth Portfolio dated October 30, 1996 [Post-Effective Amendment No. 4 filed November 26, 1996]*

         15.2 12b-1 Distribution Plan for the Navellier International Growth Portfolio [filed herewith]

         15.3 12b-1 Distribution Plan for the Navellier Large Cap Growth Portfolio [Post-Effective Amendment No. 7 filed November 14, 1997]*

         15.4 12b-1 Distribution Plan for the Navellier Aggressive Small Cap Equity Portfolio dated March 30, 1998 filed March 31, 1998 via EDGAR incorporated by reference*

         15.5 12b-1 Distribution Plan for the Navellier Aggressive Micro Cap Portfolio dated April 27, 1998 [filed May 26, 1998]*

         16       N/A


* Denotes the document is incorporated herein by reference.

ITEM 25 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    (a) As is described in the Statement of Additional Information ("Control Persons and Principal Holders of Securities") the Fund was initially but no longer is controlled by Louis Navellier, the sole stockholder, officer, and director of the Investment Adviser, who also serves as Trustee and in various officer positions with the Fund (as described more fully under "The Investment Adviser, Distributor, Custodian and Transfer Agent" in the Statement of Additional Information).

    (b) The Distributor Navellier Securities Corp. (incorporated under the laws of the State of Delaware) is wholly-owned by Louis G. Navellier, who is also as stockholder, director, and officer of the Investment Adviser and a Trustee and officer of the Fund.

ITEM 26 NUMBER OF HOLDERS OF SECURITIES


    As of December 31, 2002 the Aggressive Growth Portfolio had 2,050 shareholders; the Mid Cap Growth Portfolio had 6,735 shareholders; the Aggressive Micro Cap Portfolio had 1,010 shareholders; the Large Cap Growth Portfolio had 1,159 shareholders; and the Aggressive Small Cap Equity Portfolio had 1,747 shareholders.


ITEM 27 INDEMNIFICATION

    The Fund shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers, or trustees of another organization in which it has any interest, as a shareholder, creditor, or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit, or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee, or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct by written opinion from independent legal counsel approved by a majority of a quorum of trustees who are neither interested persons nor parties to the proceedings. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may otherwise be entitled except out of the Fund Property. A majority of a quorum of disinterested non-party Trustees may make advance payments in connection with indemnification under this section, provided that the indemnified person shall have given a written undertaking adequately secured to reimburse the Fund in the event it is subsequently determined that he is not entitled to such indemnification, or a majority of a quorum of disinterested non-party Trustees or independent counsel determine, after a review of readily available facts, that the person seeking indemnification will probably be found to be entitled to indemnification.

    Insofar as indemnification for liability arising under the Securities Act of1933 may be permitted to the Trustees, officers, and controlling persons of the Fund pursuant to the provisions described under this Item 27, or otherwise, the Fund has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer, or controlling person of the Fund in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Fund may purchase and maintain insurance on behalf of an officer, Trustee, employee, or agent protecting such person, to the full extent permitted by applicable law, from liability incurred by such person as officer, Trustee, employee, or agent of the Fund or arising from his activities in such capacity.

    Section 9 of the Distribution Agreement between the Fund and Navellier Securities Corp., provides for indemnification of the parties thereto under certain circumstances.

Section 4 of the Advisory Agreement between the various portfolios of the Fund and the Investment Adviser provides for indemnification of the parties thereto under certain circumstances.

ITEM 28 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Set forth below is a description of any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Fund and each director, officer, or partner of any such investment adviser, is or has been at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee:

                                                 POSITIONS HELD WITH
       NAME AND PRINCIPAL                         REGISTRANT AND ITS                    PRINCIPAL OCCUPATIONS
        BUSINESS ADDRESS                              AFFILIATES                        DURING PAST TWO YEARS
--------------------------------         -----------------------------------    ---------------------------------------
Louis Navellier One East Liberty         Trustee and President of The           Mr. Navellier is and has been the
Third Floor Reno, NV 89501               Navellier Performance Funds, one of    CEO and President of Navellier &
                                         Portfolio Managers of each of the      Associates Inc., an investment
                                         Portfolios of the Navellier            management company since 1987; he is
                                         Performance Funds.  Mr. Navellier is   and has been CEO and President of
                                         also the CEO, President, Treasurer,    Navellier Management, Inc.; he is
                                         and Secretary of Navellier             one of the Portfolio Managers for
                                         Management, Inc., a Delaware           the Investment Adviser to this Fund
                                         Corporation which is the Investment    and one of the Portfolio Managers of
                                         Adviser to the Fund and CEO,           The Navellier Millennium Funds;
                                         President, Treasurer and Secretary     President and CEO of Navellier
                                         of Navellier Securities Corp., a       Securities Corp., the principal
                                         Delaware Corporation which is the      Underwriter to this Fund and The
                                         Distributor for the Fund.  Mr.         Navellier Millennium Funds; CEO and
                                         Navellier is also CEO, President,      President of Navellier Fund
                                         Secretary, and Treasurer of            Management, Inc. an investment
                                         Navellier & Associates Inc.,           advisory company, since November 30,
                                         Navellier Publications, Inc., MPT      1995; and has been editor of MPT
                                         Review Inc., and Navellier             Review from August 1987 to the
                                         International Management, Inc.;        present, and was publisher and
                                         Trustee and President of The           editor of the predecessor investment
                                         Navellier Millennium Funds.            advisory newsletter OTC Insight,
                                                                                which he began in 1980 and wrote
                                                                                through July 1987.


ITEM 29 PRINCIPAL UNDERWRITERS

    (a) The Distributor does not currently act as principal underwriter, depositor, or investment adviser for any investment company other than the Fund and The Navellier Series Fund.

    (b) The following information is provided, as of the date hereof, with respect to each director, officer, or partner of each principal underwriter named in response to Item 21:

    NAME AND PRINCIPAL           POSITION AND OFFICES      POSITIONS AND OFFICES
     BUSINESS ADDRESS              WITH UNDERWRITER           WITH REGISTRANT
--------------------------     ------------------------   ------------------------
Louis Navellier, One East      CEO, President,            Trustee, President and
Liberty, Third Floor Reno,     Director, Treasurer and    CEO
NV 89501                       Secretary


    (c) As of the date hereof, no principal underwriter who is not an affiliated person of the Fund has received any commissions or other compensation during the Fund's last fiscal year.

ITEM 30 LOCATION OF ACCOUNTS AND RECORDS

    All accounts, records, and other documents required to be maintained under
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the office of The Navellier Performance Funds located at One East Liberty, Third Floor, Reno, Nevada 89501, and the offices of the Fund's Custodian and Transfer agent at 4922 Fairmont Avenue, Bethesda, MD 20814.

ITEM 31 MANAGEMENT SERVICES

    Other than as set forth in Part A and Part B of this Registration Statement, the Fund is not a party to any management-related service contract.

ITEM 32 UNDERTAKINGS

    The Fund hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without change.

    The Fund hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Reno, and State of Nevada on the 7th day of July, 2003.


                                          THE NAVELLIER PERFORMANCE FUNDS

                                          By:   /s/ Louis Navellier
                                          -------------------------------------
                                                Louis Navellier
                                                President and Trustee


    The Navellier Performance Funds, and each person whose signature appears below hereby constitutes and appoints Louis Navellier as such person's true and lawful attorney-in-fact, with full power to sign for such person and in such person's name, in the capacities indicated below, any and all amendments to this Registration Statement, hereby ratifying and confirming such person's signature as it may be signed by said attorney-in-fact to any and all amendments to said Registration Statement.

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons or their attorneys-in-fact pursuant to authorization given on October 17, 1995, in the capacities and on the date indicated:


                                         Trustee and President (Principal       July 7, 2003
/s/  Louis Navellier                     Executive Officer), Treasurer
----------------------------------------
Louis Navellier(1)

/s/  Joel Rossman                        Trustee                                July 7, 2003
----------------------------------------
Joel Rossman

/s/  Barry Sander                        Trustee                                July 7, 2003
----------------------------------------
Barry Sander

/s/  Arnold Langsen                      Trustee                                July 7, 2003
----------------------------------------
Arnold Langsen2

/s/  Jacques Delacroix                   Trustee                                July 7, 2003
----------------------------------------
Jacques Delacroix



----------
    (1)These persons are interested persons affiliated with the Investment Advisor.

    (2)This person, although technically not an interested person affiliated with the Investment Adviser, does own a company which provides consulting services to Navellier & Associates Inc., a company owned by Louis Navellier.

                                EXHIBIT INDEX

EXHIBIT NUMBER             DESCRIPTION

         1.1 Certificate of Trust of Registrant [initial N-1A filed December 8, 1995]*

         1.2 Declaration of Trust of Registrant [initial N-1A filed December 8, 1995]*

         2        By-Laws of Registrant [initial N-1A filed December 8, 1995]*

         3        None

         4        None

         5 Investment Management Agreement between the Navellier Aggressive Growth Portfolio and Navellier Management, Inc., dated April 27, 1998 [filed May 26, 1998]*

         5.1 Investment Management Agreement between the Navellier Mid Cap Growth Portfolio and Navellier Management, Inc., dated April 27, 1998 [filed May 26, 1998]*

         5.2 Investment Management Agreement between the Navellier Aggressive Micro Cap Portfolio and Navellier Management,
Inc.,
                  dated April 27, 1998 [filed May 26, 1998]*

         5.3 Investment Management Agreement between the Navellier International Growth Portfolio and Navellier Management, Inc. dated May 9, 2003 [filed herewith]

         5.4 Investment Management Agreement between the Navellier Large Cap Growth Portfolio and Navellier Management, Inc. dated April 27, 1998 [filed May 26, 1998]*

         5.5 Investment Management Agreement between Navellier Management, Inc. and The Navellier Aggressive Small Cap Equity Portfolio dated April 27, 1998 [filed May 26, 1998]*

         6.1 Distribution Agreement dated October 17, 1995 [initial N-1A filed December 8, 1995]*

         6.2 Selected Dealer Agreement (specimen) [initial N-1A filed December 8, 1995]*

         7        None

         8.1 Administrative Services, Custodian, Transfer Agreement with Rushmore Trust & Savings, FSB [initial N-1A filed December 8, 1995]*

         8.2 Navellier Administrative Services Agreement [initial N-1A filed December 8, 1995]*

         9.0 Trustee Indemnification Agreements [initial N-1A filed December 8, 1995]*

         10       Consent of Counsel [filed herewith]

         11 Consent of Independent Auditors as to Performance Funds Portfolios [filed herewith]

         12       None

         13 Subscription Agreement between The Navellier Performance Funds and Louis Navellier, dated October 17, 1995 [initial N-1A filed December 8, 1995]*

         13.1 Investment Adviser Operating Expense Reimbursement Agreement [initial N-1A filed December 8, 1995]*

         14       None

         15 12b-1 Distribution Plan for the Navellier Aggressive Growth Portfolio [initial N-1A filed December 8, 1995]*

         15.1 12b-1 Distribution Plan for the Navellier Mid Cap Growth Portfolio dated October 30, 1996 [Post-Effective Amendment No. 4 filed November 26, 1996]*

         15.2 12b-1 Distribution Plan for the Navellier International Growth Portfolio [filed herewith]

         15.3 12b-1 Distribution Plan for the Navellier Large Cap Growth Portfolio [Post-Effective Amendment No. 7 filed November 14, 1997]*

         15.4 12b-1 Distribution Plan for the Navellier Aggressive Small Cap Equity Portfolio dated March 30, 1998 filed March 31, 1998 via EDGAR incorporated by reference*

         15.5 12b-1 Distribution Plan for the Navellier Aggressive Micro Cap Portfolio dated April 27, 1998 [filed May 26, 1998]*

         16       N/A


* Denotes the document is incorporated herein by reference.